UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4676

Harbor Funds

(Exact name of registrant as specified in charter)

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

(Address of principal executive offices) (Zip code)

David G. Van Hooser HARBOR FUNDS 111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302	Christopher P. Harvey, Esq. WILMER CULTER PICKERING HALE AND DORR LLP 60 State Street Boston, Massachusetts 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

ITEM 1 – SCHEDULE OF INVESTMENTS

The following is a copy of the schedules as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of Regulation S-X [17 CRF 210.12-12 – 12-14]:

Harbor Funds’ schedules of investments as of January 31, 2009 are included.

ITEM 2 – CONTROLS AND PROCEDURES

(a)	The Principal Executive and Financial Officers concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3 – EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed this 27th day of March, 2009 on its behalf by the undersigned, thereunto duly authorized.

HARBOR FUNDS

By:	/s/ David G. Van Hooser
David G. Van Hooser
Chairman, President, Trustee And Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Van Hooser David G. Van Hooser	Chairman, President, Trustee and Chief Executive Officer	March 27, 2009

By:	/s/ Anmarie S. Kolinski Anmarie S. Kolinski	Treasurer and Chief Financial Officer	March 27, 2009

Quarterly Schedule of Portfolio Holdings

January 31, 2009

Domestic Equity Funds

Growth Funds

Harbor Capital Appreciation Fund

Harbor Mid Cap Growth Fund

Harbor Small Cap Growth Fund

Harbor Small Company Growth Fund

Value Funds

Harbor Large Cap Value Fund

Harbor Mid Cap Value Fund

Harbor SMID Value Fund

Harbor Small Cap Value Fund

Value Funds

Portfolios of Investments

HARBOR LARGE CAP VALUE FUND	12

HARBOR MID CAP VALUE FUND	14

HARBOR SMID VALUE FUND	17

HARBOR SMALL CAP VALUE FUND	19

Notes to Portfolios of Investments	21

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—January 31, 2009 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash of 4.3%)

COMMON STOCKS—95.7%
Shares		Value (000s)

AEROSPACE & DEFENSE—3.2%
1,134,800	Lockheed Martin Corp.	$93,099
1,753,300	Raytheon Co.	88,752

		181,851

BEVERAGES—3.3%
1,252,100	Coca-Cola Co.	53,490
2,626,950	PepsiCo Inc.	131,951

		185,441

BIOTECHNOLOGY—13.0%
2,466,200	Celgene Corp.*	130,585
2,419,824	Genentech Inc.*	196,587
596,800	Genzyme Corp.*	41,131
7,315,900	Gilead Sciences Inc.*	371,428

		739,731

CAPITAL MARKETS—2.7%
8,944,800	Charles Schwab Corp.	121,560
413,300	Goldman Sachs Group Inc.	33,366

		154,926

CHEMICALS—2.7%
1,991,000	Monsanto Co.	151,435

COMMON STOCKS—Continued
Shares		Value (000s)

COMMUNICATIONS EQUIPMENT—9.8%
9,016,490	Cisco Systems Inc.*	$134,977
6,335,630	Qualcomm Inc.	218,896
3,685,200	Research In Motion Ltd. (CAN)*	204,160

		558,033

COMPUTERS & PERIPHERALS—6.1%
1,131,302	Apple Inc.*	101,964
4,794,200	Hewlett-Packard Co.	166,599
843,900	International Business Machines Corp.	77,343

		345,906

ENERGY EQUIPMENT & SERVICES—1.9%
2,677,400	Schlumberger Ltd.	109,265

FOOD & STAPLES RETAILING—6.3%
5,600,219	Cadbury plc (UK)	45,327
1,840,193	Costco Wholesale Corp.	82,864
3,385,200	CVS/Caremark Corp.	90,994
2,999,800	Wal-Mart Stores Inc.	141,351

		360,536

HEALTH CARE EQUIPMENT & SUPPLIES—6.0%
1,757,100	Alcon Inc.	150,478
3,244,000	Baxter International Inc.	190,261

		340,739

HEALTH CARE PROVIDERS & SERVICES—3.1%
2,910,000	Medco Health Solutions Inc.*	130,746
1,700,500	UnitedHealth Group Inc.	48,175

		178,921

HOUSEHOLD PRODUCTS—2.9%
2,581,600	Colgate-Palmolive Co.	167,907

IT SERVICES—3.4%
2,296,600	Infosys Technologies Ltd. ADR (IND)[1]	60,998
2,675,500	VISA Inc.	132,036

		193,034

INTERNET & CATALOG RETAIL—2.7%
2,664,800	Amazon.com Inc.*	156,744

INTERNET SOFTWARE & SERVICES—5.0%
839,500	Google Inc. Cl. A*	284,196

LIFE SCIENCE TOOLS & SERVICES—2.1%
3,264,300	Thermo Fisher Scientific Inc.*	117,286

MEDIA—1.5%
4,151,000	Walt Disney Co.	85,843

MULTILINE RETAIL—0.4%
304,617	Kohl’s Corp.*	11,182
322,100	Target Corp.	10,050

		21,232

OIL, GAS & CONSUMABLE FUELS—4.1%
1,789,800	Occidental Petroleum Corp.	97,633
2,222,300	Southwestern Energy Co.*	70,336
1,800,400	XTO Energy Inc.	66,777

		234,746

PHARMACEUTICALS—9.0%
2,879,500	Abbott Laboratories	159,639
3,467,528	Mylan Inc.*	39,287
1,741,100	Roche Holdings AG Sponsored ADR (SWS)[1]	61,130
1,363,790	Shire plc ADR (UK)[1]	59,557

2

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
Shares		Value (000s)

PHARMACEUTICALS—Continued
4,102,600	Teva Pharmaceutical Industries Ltd. ADR (IL)[1]	$170,053
534,600	Wyeth	22,972

		512,638

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.0%
1,836,000	Applied Materials Inc.	17,203
852,000	KLA-Tencor Corp.	17,074
3,138,000	Nvidia Corp.*	24,947

		59,224

SOFTWARE—4.0%
4,819,450	Adobe Systems Inc.*	93,064
4,490,240	Microsoft Corp.	76,783
3,316,400	Oracle Corp.*	55,815

		225,662

TEXTILES, APPAREL & LUXURY GOODS—1.5%
1,921,996	Nike Inc. Cl. B	86,970

TOTAL COMMON STOCKS (Cost $5,979,666)		5,452,266

TOTAL INVESTMENTS—95.7% (Cost $5,979,666)		5,452,266

CASH AND OTHER ASSETS, LESS LIABILITIES—4.3%		244,232

TOTAL NET ASSETS—100.0%		$5,696,498

FAIR VALUE MEASUREMENTS#

The following is a summary of the fair valuations according to the inputs used as of January 31, 2009 in valuing the Fund’s assets and liabilities:

Valuation Description	Investments in Securities
Level 1—Quoted Prices	$5,406,939
Level 2—Significant Observable Inputs	45,327
Level 3—Significant Unobservable Inputs	—

Total	$5,452,266

#	Refer to the Security Valuation section of Note 1 in the accompanying Notes to Portfolios of Investments for more information on valuation inputs and their aggregation into levels used in this table.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

CAN	Canada.

IL	Israel.

IND	India.

SWS	Switzerland.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2009 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 2.2%)

COMMON STOCKS—97.8%

Shares		Value (000s)

AIRLINES—2.0%
421,000	Delta Air Lines Inc.*	$2,905
739,600	JetBlue Airways Corp.*	4,164
78,300	Ryanair Holdings plc ADR (IE)*[1]	1,881

		8,950

COMMON STOCKS—Continued

Shares		Value (000s)

BEVERAGES—1.5%
75,300	Fomento Economico Mexicano, S.A. de C.V. ADR (MEX)[1]	$2,120
833,700	Heckmann Corp*	4,318

		6,438

BIOTECHNOLOGY—5.3%
52,100	Alexion Pharmaceuticals Inc.*	1,922
232,700	Alkermes Inc.*	2,669
233,000	Amylin Pharmaceuticals Inc.*	2,693
105,525	Cephalon Inc.*	8,144
61,800	Cougar Biotechnology Inc.	1,803
36,100	Myriad Genetics Inc.*	2,692
44,274	Onyx Pharmaceuticals Inc.*	1,347
116,000	Regeneron Pharmaceuticals Inc.*	2,028

		23,298

CHEMICALS—3.4%
207,200	Albemarle Corp.	4,610
177,900	FMC Corp.	7,938
38,600	Mosaic Company	1,377
271,129	Solutia Inc.*	1,060

		14,985

COMMERCIAL SERVICES & SUPPLIES—2.8%
386,800	Covanta Holding Corp.*	6,688
226,000	Republic Services Inc.	5,844

		12,532

COMMUNICATIONS EQUIPMENT—1.8%
308,400	Corning Inc.	3,118
257,400	NICE Systems Ltd. ADR (IL)*[1]	4,940

		8,058

COMPUTERS & PERIPHERALS—0.8%
247,000	NetApp Inc.*	3,663

CONSTRUCTION & ENGINEERING—1.9%
338,500	Aecom Technology Corp.*	8,567

DISTRIBUTORS—0.7%
200,701	Pool Corp.	3,181

DIVERSIFIED CONSUMER SERVICES—2.8%
202,800	Career Education Corp.*	4,421
65,000	ITT Educational Services Inc.*	7,963

		12,384

DIVERSIFIED FINANCIAL SERVICES—1.2%
58,854	Deutsche Boerse AG (GER)	2,977
111,100	NASDAQ Stock Market Inc.*	2,424

		5,401

ELECTRICAL EQUIPMENT—1.1%
145,800	Ametek Inc.	4,660

ELECTRONIC EQUIPMENT & INSTRUMENTS—2.3%
255,100	FLIR Systems Inc.*	6,370
60,400	Itron Inc.*	3,944

		10,314

ENERGY EQUIPMENT & SERVICES—1.9%
29,100	First Solar Inc.*	4,156
190,400	Smith International Inc.	4,322

		8,478

4

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

FOOD & STAPLES RETAILING—1.8%
107,500	BJ’s Wholesale Club Inc.*	$3,083
272,500	Supervalu Inc.	4,780

		7,863

FOOD PRODUCTS—2.6%
78,500	Ralcorp Holdings Inc.*	4,649
562,300	Smithfield Foods Inc.*	6,675

		11,324

HEALTH CARE EQUIPMENT & SUPPLIES—2.2%
142,600	St. Jude Medical Inc.*	5,186
123,400	Varian Medical Systems Inc.*	4,582

		9,768

HEALTH CARE PROVIDERS & SERVICES—5.6%
116,700	AmerisourceBergen Corp.	4,239
163,300	Cardinal Health Inc.	6,148
248,024	Community Health Systems Inc.*	4,623
217,300	McKesson Corp.	9,605

		24,615

HOTELS, RESTAURANTS & LEISURE—2.0%
278,300	Burger King Holdings Inc.	6,192
481,600	Las Vegas Sands Corp.*	2,480

		8,672

HOUSEHOLD DURABLES—3.0%
726,200	Jarden Corp.*	7,574
192,800	Snap-on Inc.	5,819

		13,393

HOUSEHOLD PRODUCTS—1.0%
85,900	Clorox Co.	4,308

INSURANCE—7.6%
101,850	ACE Ltd. (SWS)	4,447
80,100	Allied World Assurance Company Holdings Ltd.	3,020
107,100	Aon Corp.	3,968
70,100	Arch Capital Group Ltd.*	4,217
63,200	Everest Re Group Ltd.	3,982
294,100	Marsh & McLennan Companies Inc.	5,684
59,436	Max Capital Group Ltd.	1,011
47,000	PartnerRE Ltd.	3,080
156,100	WR Berkley Corp.	4,134

		33,543

INTERNET SOFTWARE & SERVICES—1.3%
200,200	Ariba Inc.*	1,530
82,100	Equinix Inc.*	4,380

		5,910

IT SERVICES—3.5%
96,490	CACI International Inc.*	4,356
171,900	Congnizant Technology Solutions Corp. Cl. A*	3,220
80,200	Global Payments Inc.	2,783
372,000	Western Union Co.	5,082

		15,441

LIFE SCIENCES TOOLS & SERVICES—1.9%
132,200	Charles River Laboratories International Inc.*	3,227
134,800	Pharmaceutical Product Development Inc.	3,220
78,200	Sequenom Inc.*	1,733

		8,180

COMMON STOCKS—Continued

Shares		Value (000s)

MACHINERY—1.9%
122,000	Illinois Tool Works Inc.	$3,985
168,200	Pall Corp.	4,384

		8,369

MEDIA—5.8%
244,300	Cablevision Systems Corp.	3,916
149,000	Discovery Communications Inc.*	2,161
308,900	DreamWorks Animation SKG Cl. A*	6,780
242,500	Interactive Data Corp.	5,531
254,200	Marvel Entertainment Inc.*	6,993

		25,381

MULTILINE RETAIL—1.2%
141,300	Kohl’s Corp.*	5,187

OIL, GAS & CONSUMABLE FUELS—3.0%
67,700	EOG Resources Inc.	4,588
196,300	Forest Oil Corp.*	2,945
96,800	Ultra Petroleum Corp.*	3,468
71,000	Whiting Petroleum Corp.*	2,059

		13,060

PHARMACEUTICALS—2.7%
131,600	Auxilium Pharmaceuticals Inc.*	4,021
158,177	Elan Corp. plc ADR (IE)*[1]	1,144
150,100	Medicines Co.*	1,921
213,000	Shionogi & Co. Ltd. (JP)	4,600

		11,686

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.4%
148,900	Atheros Communications Inc.*	1,788
1,091,600	ON Semiconductor Corp.*	4,552

		6,340

SOFTWARE—10.1%
385,800	Autonomy Corp plc (UK)*	6,117
282,000	BMC Software Inc.*	7,143
40,100	Concur Technologies Inc.*	990
208,100	Informatica Corp.*	2,655
282,000	McAfee Inc.*	8,598
260,200	Net 1 UEPS Technologies Inc.*	3,494
529,200	Red Hat Inc.*	7,753
320,000	Solera Holdings Inc.*	7,709

		44,459

SPECIALTY RETAIL—7.6%
206,400	Advance Auto Parts Inc.	6,755
95,200	Bed Bath & Beyond Inc.*	2,212
120,500	Best Buy Co. Inc.	3,376
374,900	Dick’s Sporting Goods Inc.*	4,128
137,000	GameStop Corp. Cl. A*	3,395
482,400	Gap Inc.	5,441
365,750	Staples Inc.	5,830
292,500	Williams-Sonoma Inc.	2,317

		33,454

WIRELESS TELECOMMUNICATION SERVICES—2.1%
666,500	MetroPCS Communications Inc.*	9,058

TOTAL COMMON STOCKS (Cost $518,130)		430,920

5

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—1.2%
Principal Amount (000s)		Value (000s)

(Cost $5,162)
REPURCHASE AGREEMENTS—1.2%
$5,162	Repurchase Agreement with Bank of America dated January 31, 2009 due February 2, 2009 at 0.250% collateralized by U.S. Treasury Bills (market value $5,270)	$5,162

TOTAL INVESTMENTS—99.0% (Cost $523,292)		436,082

CASH AND OTHER ASSETS, LESS LIABILITIES—1.0%		4,398

TOTAL NET ASSETS—100.0%		$440,480

FAIR VALUE MEASUREMENTS#

The following is a summary of the fair valuations according to the inputs used as of January 31, 2009 in valuing the Fund’s assets and liabilities:

Valuation Description	Investments in Securities
Level 1—Quoted Prices	$430,920
Level 2—Significant Observable Inputs	5,162
Level 3—Significant Unobservable Inputs	—

Total	$436,082

#	Refer to the Security Valuation section of Note 1 in the accompanying Notes to Portfolios of Investments for more information on valuation inputs and their aggregation into levels used in this table.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

GER	Germany.

IE	Ireland.

IL	Israel.

JP	Japan.

MEX	Mexico.

SWS	Switzerland.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

6

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2009 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash of 4.7%)

COMMON STOCKS—95.3%
Shares		Value (000s)

AEROSPACE & DEFENSE—1.4%
124,200	TransDigm Group Inc.*	$4,233

BIOTECHNOLOGY—15.7%
333,400	Acorda Therapeutics Inc.*	8,178
290,580	Alexion Pharmaceuticals Inc.*	10,714
714,600	Human Genome Sciences Inc.*	1,293
301,550	OSI Pharmaceuticals Inc.*	10,735
102,500	United Therapeutics Corp.*	6,965
269,650	Vertex Pharmaceuticals Inc.*	8,912

		46,797

COMMERCIAL BANKS—2.7%
232,448	Signature Bank*	5,971
197,500	Texas Capital Bancshares Inc*	2,230

		8,201

COMMON STOCKS—Continued
Shares		Value (000s)

COMMERCIAL SERVICES & SUPPLIES—2.4%
490,600	GEO Group Inc.*	$7,261

COMMUNICATIONS EQUIPMENT—1.8%
377,250	Polycom Inc.*	5,300

CONSTRUCTION & ENGINEERING—1.8%
259,000	Perini Corp.*	5,400

DIVERSIFIED CONSUMER SERVICES—4.8%
64,800	American Public Education Inc.*	2,538
266,329	Corinthian Colleges Inc.*	4,975
86,000	New Oriental Education & Technology Group Inc. ADR (CHN)*[1]	4,114
843,100	Stewart Enterprises Inc. Cl. A	2,883

		14,510

ELECTRICAL EQUIPMENT—0.5%
176,200	GrafTech International Ltd.*	1,411

ENERGY EQUIPMENT & SERVICES—5.7%
489,500	Complete Production Services Inc.*	3,138
248,260	Exterran Holdings Inc.*	5,502
237,850	Oil States International Inc.*	4,355
271,850	Superior Energy Services Inc.*	4,235

		17,230

FOOD PRODUCTS—0.2%
521,025	Agria Corp. ADR (CHN)*[1]	636

HEALTH CARE EQUIPMENT & SUPPLIES—8.3%
754,950	ev3 Inc.*	4,085
424,207	Immucor Inc.*	11,755
268,600	Masimo Corp.*	7,459
186,900	Palomar Medical Technologies Inc.*	1,654

		24,953

HEALTH CARE PROVIDERS & SERVICES—5.1%
194,300	Brookdale Senior Living Inc.	1,321
220,300	CardioNet Inc.*	4,997
136,087	Gentiva Health Services Inc.*	3,440
68,800	Mednax Inc.*	2,310
280,350	Sun Healthcare Group Inc.*	3,176

		15,244

HEALTH CARE TECHNOLOGY—0.3%
74,400	Phase Forward Inc.*	1,004

HOUSEHOLD DURABLES—0.8%
223,000	KB Home	2,379

INSURANCE—2.0%
243,150	Tower Group Inc.	6,096

INTERNET SOFTWARE & SERVICES—3.4%
1,415,876	SkillSoft plc ADR (IE)*[1]	10,053

IT SERVICES—2.1%
522,350	CyberSource Corp.*	6,232

LIFE SCIENCES TOOLS & SERVICES—2.5%
170,500	Charles River Laboratories International Inc.*	4,162
63,712	Dionex Corp.*	3,226

		7,388

MACHINERY—4.0%
330,654	Actuant Corp. Cl. A	5,449
398,450	Colfax Corporation*	3,634
163,808	RBC Bearings Inc.*	2,994

		12,077

7

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
Shares		Value (000s)

MARINE—0.9%
403,450	Safe Bulkers Inc. (GRC)*	$2,566

OIL, GAS & CONSUMABLE FUELS—4.4%
256,900	Aegean Marine Petroleum Network Inc. (GRC)	4,395
51,950	Carrizo Oil & Gas Inc.*	720
340,300	Foundation Coal Holdings Inc.	5,520
375,850	Quicksilver Resources Inc.*	2,605

		13,240

PERSONAL PRODUCTS—2.0%
88,700	Chattem Inc.*	5,996

PHARMACEUTICALS—3.9%
707,150	Adolor Corp.*	1,414
458,750	Medicines Co.*	5,872
262,200	Medicis Pharmaceutical Corp. Cl. A	3,652
512,850	Santarus Inc.*	867

		11,805

PROFESSIONAL SERVICES—1.5%
91,300	Huron Consulting Group Inc.*	4,563

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.8%
284,500	ATMI Inc.*	3,844
942,150	PMC-Sierra Inc.*	4,588

		8,432

SOFTWARE—12.4%
712,619	Informatica Corp.*	9,093
293,023	Net 1 UEPS Technologies Inc.*	3,935
1,085,200	Nuance Communications Inc.*	10,700
617,950	Quest Software Inc.*	7,707
297,200	Red Hat Inc.*	4,355
204,841	Verint Systems Inc.*	1,331

		37,121

COMMON STOCKS—Continued
Shares		Value (000s)

SPECIALTY RETAIL—0.6%
162,300	Dick’s Sporting Goods Inc.*	$1,787

TRADING COMPANIES & DISTRIBUTORS—1.3%
113,600	Watsco Inc.	3,754

TOTAL COMMON STOCKS (Cost $366,481)		285,669

TOTAL INVESTMENTS—95.3% (Cost $366,481)		285,669

CASH AND OTHER ASSETS, LESS LIABILITIES—4.7%		14,019

TOTAL NET ASSETS—100.0%		$299,688

FAIR VALUE MEASUREMENTS#

The following is a summary of the fair valuations according to the inputs used as of January 31, 2009 in valuing the Fund’s assets and liabilities:

Valuation Description	Investments in Securities
Level 1—Quoted Prices	$285,669
Level 2—Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$285,669

#	Refer to the Security Valuation section of Note 1 in the accompanying Notes to Portfolios of Investments for more information on valuation inputs and their aggregation into levels used in this table.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

CHN	China.

GRC	Greece.

IE	Ireland.

The accompanying notes are an integral part of the Portfolio of Investments.

8

Harbor Small Company Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2009 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash of 1.4%)

COMMON STOCKS—98.6%
Shares		Value (000s)

AEROSPACE & DEFENSE—3.7%
8,000	Axsys Technologies Inc.	$342
80,000	LMI Aerospace Inc.*	902
12,094	Triumph Group Inc.	548

		1,792

COMMON STOCKS—Continued
Shares		Value (000s)

BEVERAGES—0.8%
33,043	Central European Distribution Corp.*	$400

BIOTECHNOLOGY—7.9%
11,214	Alexion Pharmaceuticals Inc.*	413
37,317	BioMarin Pharmaceutical Inc.	718
20,000	Cubist Pharmaceuticals Inc.*	428
17,000	Martek Biosciences Corp.*	450
8,000	Myriad Genetics Inc.*	597
14,000	OSI Pharmaceuticals Inc.*	498
10,000	United Therapeutics Corp.*	680

		3,784

CAPITAL MARKETS—1.0%
26,600	Raymond James Financial Inc.	492

CHEMICALS—2.5%
23,013	Intrepid Potash Inc.	469
21,968	Scotts Miracle-Gro Co.	708

		1,177

COMMERCIAL BANKS—0.9%
10,000	Iberiabank Corp.	424

COMMERCIAL SERVICES & SUPPLIES—1.0%
126,700	Cenveo Inc.*	500

COMMUNICATIONS EQUIPMENT—1.0%
33,359	DG FastChannel Inc.*	483

COMPUTERS & PERIPHERALS—1.7%
21,857	Neutral Tandem Inc.	346
19,503	Synaptics Inc.	460

		806

CONSTRUCTION & ENGINEERING—5.0%
23,350	Aecom Technology Corp.*	592
75,000	MasTec Inc.	797
30,000	Quanta Services Inc.	641
10,846	URS Corp.*	369

		2,399

CONSUMER FINANCE—1.4%
34,391	World Acceptance Corp.*	659

DISTRIBUTORS—1.2%
47,965	LKQ Corp.*	554

DIVERSIFIED CONSUMER SERVICES—1.0%
294	Grand Canyon Education Inc.	5
3,043	ITT Educational Services Inc.*	373
6,444	Lincoln Educational Services Corp.	94

		472

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.9%
150,109	TTM Technologies Inc.*	905

ENERGY EQUIPMENT & SERVICES—2.2%
49,971	Cal Dive International Inc.	317
73,391	Willbros Group Inc. (PAN)*	715

		1,032

FOOD PRODUCTS—1.4%
25,726	American Italian Pasta Co.	608
2,752	Flowers Foods Inc.	59

		667

HEALTH CARE EQUIPMENT & SUPPLIES—4.7%
20,000	Greatbatch Inc.	466
5,000	Haemonetics Corp.*	297

9

Harbor Small Company Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
Shares		Value (000s)

HEALTH CARE EQUIPMENT & SUPPLIES—Continued
20,496	ICU Medical Inc.	$625
35,000	Inverness Medical Innovations Inc.*	856

		2,244

HEALTH CARE PROVIDERS & SERVICES—5.3%
20,000	Bio-Reference Laboratories Inc.*	488
13,760	Genoptix Inc.*	467
30,000	IPC The Hospitalist Co Inc.*	574
90,057	Sun Healthcare Group Inc.*	1,020

		2,549

HEALTH CARE TECHNOLOGY—1.0%
35,000	Phase Forward Inc.*	473

HOTELS, RESTAURANTS & LEISURE—2.2%
47,970	Scientific Games Corp. Cl. A*	603
59,100	Texas Roadhouse Inc.*	451

		1,054

HOUSEHOLD DURABLES—1.1%
50,476	Jarden Corp.*	526

INDUSTRIAL CONGLOMERATES—1.5%
13,549	Teleflex Inc.	721

INSURANCE—3.4%
15,000	Argo Group International Group Ltd.	467
15,000	Harleysville Group Inc.	427
46,495	National Interstate Corp.	738

		1,632

INTERNET SOFTWARE & SERVICES—4.5%
21,593	Bankrate Inc.*	720
43,180	j2 Global Communications Inc.*	845
200,000	Web Com Group Inc.*	601

		2,166

IT SERVICES—0.9%
8,006	ManTech International Corp.	429

LIFE SCIENCES TOOLS & SERVICES—2.6%
170,465	Bruker Corp.*	687
29,612	Kendle International Inc.*	566

		1,253

MACHINERY—2.1%
204,218	Flow International Corp.*	317
67,560	Titan Machinery Inc.*	685

		1,002

MARINE—1.6%
42,702	Eagle Bulk Shipping Inc.	228
151,429	Horizon Lines Inc.	521

		749

OIL, GAS & CONSUMABLE FUELS—1.1%
10,622	GMX Resources Inc.*	241
15,868	Newfield Exploration Co.*	304

		545

PERSONAL PRODUCTS—1.8%
12,708	Chattem Inc.*	859

PHARMACEUTICALS—2.9%
38,884	Medicines Co.*	498
30,130	Perrigo Co.	884

		1,382

COMMON STOCKS—Continued
Shares		Value (000s)

PROFESSIONAL SERVICES—2.2%
82,230	Hill International Inc.*	$452
127,199	On Assignment Inc.*	589

		1,041

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.8%
141,695	Anworth Mortgage Asset Corp.	879

ROAD & RAIL—4.8%
73,543	Celadon Group Inc.*	575
22,213	Genesee & Wyoming Inc. Cl. A*	604
40,509	Heartland Express Inc.	545
23,434	Old Dominion Freight Line Inc.*	588

		2,312

SOFTWARE—10.5%
20,000	Blackboard Inc.	508
100,000	Double-Take Software Inc.*	756
18,645	Informatica Corp.*	238
34,557	JDA Software Group Inc.*	387
36,809	Macrovision Solutions Corp.	483
18,625	Netscout Systems Inc.	265
204,580	Radiant Systems Inc.*	708
140,000	Smith Micro Software Inc.*	742
18,605	Sybase Inc.	508
54,851	Vasco Data Security International Inc.*	372

		4,967

SPECIALTY RETAIL—3.5%
30,478	Guess Inc.	490
64,755	Lumber Liquidators Inc.	575
233,302	Wet Seal Inc.*	609

		1,674

TEXTILES, APPAREL & LUXURY GOODS—4.5%
7,000	Deckers Outdoor Corp.*	366
100,455	G-III Apparel Group Ltd.*	552
101,540	Iconix Brand Group Inc.*	840
50,079	Volcom Inc.*	415

		2,173

TOTAL COMMON STOCKS (Cost $60,952)		47,176

TOTAL INVESTMENTS—98.6% (Cost $60,952)		47,176

CASH AND OTHER ASSETS, LESS LIABILITIES—1.4%		662

TOTAL NET ASSETS—100.0%		$47,838

10

Harbor Small Company Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS#

The following is a summary of the fair valuations according to the inputs used as of January 31, 2009 in valuing the Fund’s assets and liabilities:

Valuation Description	Investments in Securities
Level 1—Quoted Prices	$47,176
Level 2—Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$47,176

#	Refer to the Security Valuation section of Note 1 in the accompanying Notes to Portfolios of Investments for more information on valuation inputs and their aggregation into levels used in this table.

*	Non-income producing security.

PAN	Panama City.

The accompanying notes are an integral part of the Portfolio of Investments.

11

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2009 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash of 4.5%)

COMMON STOCKS—95.5%
Shares		Value (000s)

AEROSPACE & DEFENSE—6.2%
34,400	Boeing Co.	$1,455
49,300	General Dynamics Corp.	2,797
20,100	L-3 Communications Holdings Inc.	1,588
35,600	Lockheed Martin Corp.	2,921

		8,761

COMMON STOCKS—Continued
Shares		Value (000s)

AIR FREIGHT & LOGISTICS—0.9%
28,000	United Parcel Service Inc. Cl. B	$1,190

BEVERAGES—0.5%
13,000	Diageo plc ADR (UK)[1]	706

CAPITAL MARKETS—4.0%
86,000	Bank of New York Mellon Corp.	2,214
19,600	BlackRock Inc. Cl. A	2,132
16,900	Franklin Resources Inc.	818
4,800	Goldman Sachs Group Inc.	388

		5,552

CHEMICALS—2.1%
34,300	Dow Chemical Co.	398
22,900	Monsanto Co.	1,742
11,700	Praxair Inc.	728

		2,868

COMMERCIAL BANKS—2.9%
4,400	HSBC Holdings plc ADR (UK)[1]	171
154,800	U.S. Bancorp	2,297
80,700	Wells Fargo & Co.	1,525

		3,993

COMMUNICATIONS EQUIPMENT—3.7%
105,600	Corning Inc.	1,068
63,200	Harris Corp.	2,735
39,700	Qualcomm Inc.	1,372

		5,175

COMPUTERS & PERIPHERALS—1.3%
20,200	International Business Machines Corp.	1,851

CONSTRUCTION MATERIALS—0.4%
12,100	Holcim Ltd.—Registered (SWS)	490

DIVERSIFIED FINANCIAL SERVICES—2.7%
168,200	Bank of America Corp.	1,107
103,200	JP Morgan Chase & Co.	2,632

		3,739

DIVERSIFIED TELECOMMUNICATION SERVICES—3.2%
108,600	AT&T Inc.	2,674
58,900	Verizon Communications Inc.	1,759

		4,433

ELECTRIC UTILITIES—4.8%
38,500	E.ON AG ADR (GER)[1]	1,233
25,800	Exelon Corp.	1,399
78,100	FPL Group Inc.	4,026

		6,658

ENERGY EQUIPMENT & SERVICES—3.0%
64,200	Schlumberger Ltd.	2,620
27,659	Transocean Ltd.	1,511

		4,131

FOOD & STAPLES RETAILING—4.0%
13,200	Costco Wholesale Corp.	594
58,500	Shoppers Drug Mart Corp. (CAN)	2,165
29,900	Wal-Mart de Mexico SAB de CV ADR (MEX)[1]	619
46,900	Wal-Mart Stores Inc.	2,210

		5,588

FOOD PRODUCTS—0.5%
25,300	Archer Daniels Midland Co.	693

HEALTH CARE EQUIPMENT & SUPPLIES—4.2%
39,700	Becton Dickinson & Co.	2,885
87,400	Medtronic Inc.	2,927

		5,812

HOTELS, RESTAURANTS & LEISURE—2.9%
68,700	McDonald’s Corp.	3,986

12

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
Shares		Value (000s)

HOUSEHOLD DURABLES—0.2%
19,900	Garmin Ltd.	$349

HOUSEHOLD PRODUCTS—2.5%
65,300	Procter & Gamble Co.	3,559

INDUSTRIAL CONGLOMERATES—1.3%
148,000	General Electric Co.	1,795

INSURANCE—8.0%
65,100	ACE Ltd. (SWS)	2,842
54,600	Aflac Inc.	1,267
60,400	Allstate Corp.	1,309
113,600	HCC Insurance Holdings Inc.	2,659
108,500	MetLife Inc.	3,118

		11,195

LEISURE EQUIPMENT & PRODUCTS—0.5%
49,900	Mattel Inc.	708

MEDIA—1.3%
88,400	Walt Disney Co.	1,828

METALS & MINING—0.2%
31,100	Alcoa Inc.	242

MULTI-UTILITIES—1.1%
33,600	Sempra Energy	1,473

MULTILINE RETAIL—0.3%
27,600	Nordstrom Inc.	350

OIL, GAS & CONSUMABLE FUELS—13.5%
22,700	Apache Corp.	1,703
53,000	Chevron Corp.	3,738
828,000	CNOOC Ltd. (HK)*	726
39,900	Devon Energy Corp.	2,458
56,000	Exxon Mobil Corp.	4,282
74,400	Marathon Oil Corp.	2,026
29,600	Petro-Canada (CAN)	639
68,500	Total SA (FR)	3,436

		19,008

PHARMACEUTICALS—9.4%
78,700	Abbott Laboratories	4,363
68,500	Johnson & Johnson	3,952

COMMON STOCKS—Continued
Shares		Value (000s)

PHARMACEUTICALS—Continued
100,200	Pfizer Inc.	$1,461
82,900	Teva Pharmaceutical Industries Ltd. ADR (IL)[1]	3,436

		13,212

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.2%
6,800	Alexandria Real Estate Equities Inc.	404
23,300	Corporate Office Properties Trust	615
5,400	Public Storage Inc.	334
7,500	Simon Property Group Inc.	322

		1,675

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.2%
158,800	Hongkong Land Holdings Ltd. (HK)	340

ROAD & RAIL—0.7%
26,200	Norfolk Southern Corp.	1,005

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.8%
81,100	Intel Corp.	1,046
79,800	Microchip Technology Inc.	1,514

		2,560

SOFTWARE—1.8%
144,900	Microsoft Corp.	2,478

SPECIALTY RETAIL—0.5%
17,500	Hennes & Mauritz AB H&M Series B (SW)	678

TEXTILES, APPAREL & LUXURY GOODS—0.9%
28,200	Nike Inc. Cl. B	1,276

TOBACCO—2.3%
193,100	Altria Group Inc.	3,194

WIRELESS TELECOMMUNICATION SERVICES—0.5%
16,300	China Mobile Ltd. ADR (HK)[1]	733

TOTAL COMMON STOCKS (Cost $181,098)		133,284

TOTAL INVESTMENTS—95.5% (Cost $181,098)		133,284

CASH AND OTHER ASSETS, LESS LIABILITIES—4.5%		6,329

TOTAL NET ASSETS—100.0%		$139,613

FAIR VALUE MEASUREMENTS#

The following is a summary of the fair valuations according to the inputs used as of January 31, 2009 in valuing the Fund’s assets and liabilities:

Valuation Description	Investments in Securities
Level 1—Quoted Prices	$127,954
Level 2—Significant Observable Inputs	5,330
Level 3—Significant Unobservable Inputs	—

Total	$133,284

#	Refer to the Security Valuation section of Note 1 in the accompanying Notes to Portfolios of Investments for more information on valuation inputs and their aggregation into levels used in this table.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

CAN	Canada.

FR	France.

GER	Germany.

HK	Hong Kong.

IL	Israel.

MEX	Mexico.

SW	Sweden.

SWS	Switzerland.

UK	United Kingdom

The accompanying notes are an integral part of the Portfolio of Investments.

13

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2009 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash of 3.1%)

COMMON STOCKS—96.9%
Shares		Value (000s)

AEROSPACE & DEFENSE—1.9%
14,200	Goodrich Corp.	$549

AUTO COMPONENTS—0.6%
6,200	Autoliv Inc.	114
9,000	Goodyear Tire & Rubber Co.*	56

		170

AUTOMOBILES—0.8%
19,900	Harley-Davidson Inc.	242

BEVERAGES—2.6%
19,900	Coca-Cola Enterprises Inc.	223
18,300	Pepsi Bottling Group Inc.	353
10,900	PepsiAmericas Inc.	176

		752

BUILDING PRODUCTS—0.7%
6,600	Lennox International Inc.	186

CAPITAL MARKETS—2.1%
14,500	Ameriprise Financial Inc.	292
14,600	Morgan Stanley	295

		587

CHEMICALS—3.1%
12,700	A. Schulman Inc.	192
6,900	Eastman Chemical Co.	179
9,000	Lubrizol Corp.	307
5,700	PPG Industries Inc.	214

		892

COMMERCIAL BANKS—2.9%
25,100	Banco Latinoamericano de Exportaciones SA (PA)	263
1,200	Central Pacific Financial Corp.	8
10,900	Comerica Inc.	182
18,900	Fifth Third Bancorp	45
26,300	Huntington Bancshares Inc.	76
18,200	KeyCorp	132
36,000	Regions Financial Corp.	125

		831

COMMERCIAL SERVICES & SUPPLIES—1.4%
29,400	R.R. Donnelley & Sons Co.	287
25,900	Steelcase Inc. Cl. A	112

		399

COMMUNICATIONS EQUIPMENT—0.9%
112,500	3Com Corporation*	262

COMPUTERS & PERIPHERALS—3.1%
16,100	Lexmark International Inc. Cl. A*	381
53,000	Seagate Technology	201
37,000	Sun Microsystems Inc.*	154
10,800	Western Digital Corp.*	159

		895

CONSUMER FINANCE—0.3%
15,900	AmeriCredit Corp.*	75

DIVERSIFIED FINANCIAL SERVICES—0.5%
7,200	Financial Federal Corp.	156

DIVERSIFIED TELECOMMUNICATION SERVICES—1.4%
14,800	CenturyTel Inc.	402

ELECTRIC UTILITIES—4.0%
7,600	American Electric Power Company Inc.	238
14,400	Mirant Corp.	247

14

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
Shares		Value (000s)

ELECTRIC UTILITIES—Continued
17,600	Pepco Holdings Inc.	$313
10,000	Pinnacle West Capital Corp.	335

		1,133

ELECTRICAL EQUIPMENT—0.8%
8,700	A. O. Smith Corp.	239

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.3%
11,300	Technitrol Inc.	25
23,300	Vishay Intertechnology Inc.*	69

		94

ENERGY EQUIPMENT & SERVICES—2.6%
25,600	Patterson-UTI Energy Inc.	245
11,700	Tidewater Inc.	487

		732

FOOD & STAPLES RETAILING—2.8%
19,500	Safeway Inc.	418
21,600	Supervalu Inc.	379

		797

FOOD PRODUCTS—3.6%
13,700	Archer Daniels Midland Co.	375
5,300	Bunge Ltd. (BM)	228
28,600	Del Monte Foods Co.	190
10,200	Fresh Del Monte Produce Inc. (CYM)*	246

		1,039

GAS UTILITIES—0.6%
5,800	AGL Resources Inc.	179

HEALTH CARE EQUIPMENT & SUPPLIES—0.8%
9,800	Kinetic Concepts Inc.	236

HEALTH CARE PROVIDERS & SERVICES—1.9%
6,900	Cigna Corp.	120
16,000	Coventry Health Care Inc.*	242
3,600	Kindred Healthcare Inc.*	49
3,300	Universal Health Services Inc. Cl. B	125

		536

HOTELS, RESTAURANTS & LEISURE—1.5%
15,300	Brinker International Inc.	168
8,500	Darden Restaurants Inc.	223
38,700	Ruby Tuesday Inc.	48

		439

HOUSEHOLD DURABLES—3.7%
15,500	American Greetings Corp. Cl. A	67
9,900	Black & Decker Corp.	286
23,100	Blyth Inc.	79
15,100	Ethan Allen Interiors Inc.	172
11,700	Leggett & Platt Inc.	146
9,100	Whirlpool Corp.	304

		1,054

INDUSTRIAL CONGLOMERATES—0.4%
121	Seaboard Corp.	122

INSURANCE—12.1%
4,900	Allied World Assurance Company Holdings Ltd. (BM)	185
10,100	Allstate Corp.	219
30,500	American Equity Investment Life Holding Company	204
16,600	American Financial Group, Inc.	282
21,800	Aspen Insurance Holdings Ltd. (BM)	482
9,100	Chubb Corp.	387
13,700	Cincinnati Financial Corp.	300

COMMON STOCKS—Continued
Shares		Value (000s)

INSURANCE—Continued
5,400	Endurance Specialty Holdings Ltd. (BM)	$147
5,700	Everest Re Group Ltd.	359
17,300	Horace Mann Educators Corp.	162
12,700	IPC Holdings Ltd. (BM)	326
12,400	Lincoln National Corp.	188
5,600	Protective Life Corp.	46
5,800	StanCorp Financial Group Inc.	150

		3,437

INTERNET SOFTWARE & SERVICES—0.8%
18,900	eBay Inc.*	227

IT SERVICES—2.0%
15,500	Computer Sciences Corp.*	571

LEISURE EQUIPMENT & PRODUCTS—2.1%
8,300	Hasbro Inc.	200
10,500	Mattel Inc.	149
11,700	Polaris Industries Inc.	249

		598

MACHINERY—3.8%
9,500	Crane Co.	165
4,200	Cummins Inc.	101
8,000	EnPro Industries Inc.*	146
6,800	Mueller Industries Inc.	137
11,000	Parker Hannifin Corp.	420
9,000	Terex Corp.	107

		1,076

MEDIA—2.1%
22,700	Belo Corp. Cl. A	32
20,900	CBS Corp.	120
14,400	Dish Network Corp.	185
11,500	Gannett Inc.	66
48,300	Journal Communications Inc. Cl. A	87
15,700	News Corp.	100

		590

METALS & MINING—0.4%
2,800	Nucor Corp.	114

MULTI-UTILITIES—7.3%
12,900	Alliant Energy Corp.	372
15,200	CenterPoint Energy Inc.	203
10,500	DTE Energy Co.	362
20,700	NiSource Inc.	200
9,100	NorthWestern Corp.	220
7,700	Scana Corporation	265
6,000	Sempra Energy	263
9,300	Xcel Energy Inc.	172

		2,057

MULTILINE RETAIL—0.2%
3,000	J.C. Penney Co. Inc.	50

OFFICE ELECTRONICS—1.7%
71,500	Xerox Corp.	475

OIL, GAS & CONSUMABLE FUELS—5.4%
7,600	Holly Corporation	178
8,900	Overseas Shipholding Group Inc.	316
9,000	Sunoco Inc.	417
3,200	Swift Energy Co.*	49
12,800	Tesoro Petroleum Corp.	221
9,000	Valero Energy Corp.	217
7,300	Walter Industries Inc.	135

		1,533

15

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
Shares		Value (000s)

PAPER & FOREST PRODUCTS—0.5%
15,700	International Paper Co.	$143

PHARMACEUTICALS—3.9%
15,400	Forest Laboratories Inc.*	385
50,000	King Pharmaceuticals Inc.*	437
25,200	Mylan Inc.*	286

		1,108

REAL ESTATE INVESTMENT TRUSTS (REITs)—4.5%
62,200	Anthracite Capital Inc.	105
23,500	Hospitality Properties Trust	315
59,400	HRPT Properties Trust	189
12,700	Liberty Propert Trust	254
19,700	Medical Properties Trust Inc.	90
6,600	National Health Investors Inc.	172
38,876	Sunstone Hotel Investors Inc.	168

		1,293

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.3%
9,900	MKS Instruments Inc.*	139
9,200	Novellus Systems Inc.*	127
25,900	Skyworks Solutions Inc.	112

		378

SOFTWARE—1.1%
19,800	Symantec Corp.*	304

SPECIALTY RETAIL—1.4%
10,800	Barnes & Noble Inc.	177
7,700	Sonic Automotive Inc. Cl. A	16
27,100	Stage Stores Inc.	194

		387

COMMON STOCKS—Continued
Shares		Value (000s)

TEXTILES, APPAREL & LUXURY GOODS—0.2%
12,900	Jones Apparel Group Inc.	$44
5,300	Liz Claiborne Inc.	12

		56

TOBACCO—0.8%
7,100	Universal Corp.	217

TOTAL COMMON STOCKS (Cost $53,786)		27,612

TOTAL INVESTMENTS—96.9% (Cost $53,786)		27,612

CASH AND OTHER ASSETS, LESS LIABILITIES—3.1%		872

TOTAL NET ASSETS—100.0%		$28,484

FAIR VALUE MEASUREMENTS#

The following is a summary of the fair valuations according to the inputs used as of January 31, 2009 in valuing the Fund’s assets and liabilities:

Valuation Description	Investments in Securities
Level 1—Quoted Prices	$27,612
Level 2—Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$27,612

#	Refer to the Security Valuation section of Note 1 in the accompanying Notes to Portfolios of Investments for more information on valuation inputs and their aggregation into levels used in this table.

*	Non-income producing security.

BM	Bermuda.

CYM	Cayman Islands.

PA	Panama City.

The accompanying notes are an integral part of the Portfolio of Investments.

16

Harbor SMID Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2009 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash of 13.7%)

COMMON STOCKS—86.3%
Shares		Value (000s)

AUTO COMPONENTS—6.3%
14,325	American Axle & Manufacturing Holdings Inc.	$16
4,350	Autoliv Inc.	80
4,500	BorgWarner Inc.	76
19,725	Lear Corp.*	18

		190

BUILDING PRODUCTS—1.1%
2,275	American Woodmark Corp.	34

COMMERCIAL BANKS—13.4%
1,825	City National Corp.	63
4,875	Comerica Inc.	81
11,575	KeyCorp	84
7,425	Marshall & Ilsley Corp.	42
1,298	PNC Financial Services Group Inc.	42
10,450	Popular Inc.	29
6,850	Regions Financial Corp.	24
372	W Holding Company Inc.	4
2,500	Washington Federal Inc.	31

		400

COMMERCIAL SERVICES & SUPPLIES—4.8%
800	Avery Dennison Corp.	19
17,508	Bowne & Co. Inc.	49
6,500	Deluxe Corp.	75

		143

COMPUTERS & PERIPHERALS—5.5%
59,425	Adaptec Inc.*	166

COMMON STOCKS—Continued
Shares		Value (000s)

CONSUMER FINANCE—1.5%
6,150	Discover Financial Services	$44

FOOD PRODUCTS—5.9%
7,750	Del Monte Foods Co.	52
10,650	Smithfield Foods Inc.*	126

		178

HEALTH CARE EQUIPMENT & SUPPLIES—1.7%
2,725	Cooper Companies Inc.	52

HOTELS, RESTAURANTS & LEISURE—1.2%
5,575	Royal Caribbean Cruises Ltd.	36

HOUSEHOLD DURABLES—9.9%
1,175	Black & Decker Corp.	34
5,475	CSS Industries Inc.	83
7,800	Jarden Corp.*	81
8,450	M/I Homes Inc.	75
17,273	Standard Pacific Corp.*	24

		297

INSURANCE—15.1%
16,400	Assured Guaranty Ltd. (BM)	126
1,175	IPC Holdings Ltd. (BM)	30
23,425	MBIA Inc.*	90
7,925	Old Republic International Corp.	82
650	RenaissanceRe Holdings Ltd. (BM)	29
2,525	Stewart Information Services Corp.	37
19,625	XL Capital Ltd Shares A (BM)	57

		451

LEISURE EQUIPMENT & PRODUCTS—4.7%
4,825	Jakks Pacific Inc.*	88
3,800	Mattel Inc.	54

		142

MACHINERY—2.8%
10,025	Blount International Inc.*	84

MARINE—2.9%
3,925	Alexander & Baldwin Inc.	87

PAPER & FOREST PRODUCTS—0.3%
4,575	Louisiana-Pacific Corp.	10

ROAD & RAIL—3.9%
3,625	Arkansas Best Corp.	85
26,975	Dollar Thrifty Automotive Group, Inc.*	31

		116

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.2%
17,000	Axcelis Technologies Inc.*	5

SPECIALTY RETAIL—1.7%
29,350	MarineMax Inc.*	52

TEXTILES, APPAREL & LUXURY GOODS—2.9%
8,225	K-Swiss Inc. Cl. A	88

TRADING COMPANIES & DISTRIBUTORS—0.5%
1,675	Rush Enterprises Inc.	15

TOTAL COMMON STOCKS (Cost $5,130)		2,590

TOTAL INVESTMENTS—86.3% (Cost $5,130)		2,590

CASH AND OTHER ASSETS, LESS LIABILITIES—13.7%		412

TOTAL NET ASSETS—100.0%		$3,002

17

Harbor SMID Value Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS#

The following is a summary of the fair valuations according to the inputs used as of January 31, 2009 in valuing the Fund’s assets and liabilities:

Valuation Description	Investments in Securities
Level 1—Quoted Prices	$2,590
Level 2—Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$2,590

#	Refer to the Security Valuation section of Note 1 in the accompanying Notes to Portfolios of Investments for more information on valuation inputs and their aggregation into levels used in this table.

*	Non-income producing security.

BM	Bermuda.

The accompanying notes are an integral part of the Portfolio of Investments.

18

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2009 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash of 3.8%)

COMMON STOCKS—96.2%
Shares		Value (000s)

AEROSPACE & DEFENSE—6.6%
566,500	AAR Corp.*	$10,277
1,164,900	Hexcel Corp.*	9,657
436,598	Moog Inc. Cl. A*	13,080
324,200	Teledyne Technologies Inc.*	9,035

		42,049

CAPITAL MARKETS—5.7%
644,273	Eaton Vance Corp.	12,331
754,900	Jefferies Group Inc.	8,712
824,268	Raymond James Financial Inc.	15,257

		36,300

CHEMICALS—3.4%
410,300	Scotts Miracle-Gro Co.	13,220
482,100	Valspar Corp.	8,364

		21,584

COMMERCIAL BANKS—5.6%
803,000	East West Bancorp Inc.	7,620
534,700	Pacific Capital Bancorp	5,673
539,200	Sterling Financial Corp.	998
568,109	Trustmark Corp.	11,533
462,100	United Bankshares Inc.	9,699

		35,523

COMMON STOCKS—Continued
Shares		Value (000s)

COMMERCIAL SERVICES & SUPPLIES—2.6%
635,355	Republic Services Inc.	$16,430

COMMUNICATIONS EQUIPMENT—1.9%
1,672,219	Arris Group Inc.*	11,906

CONSTRUCTION & ENGINEERING—3.9%
300,900	Granite Construction Inc.	10,598
419,500	URS Corp.*	14,284

		24,882

CONSTRUCTION MATERIALS—0.5%
678,161	Headwaters Inc.*	3,072

CONSUMER FINANCE—2.4%
403,562	Cash America International Inc.	7,377
162,500	Student Loan Corp.	7,628

		15,005

ELECTRONIC EQUIPMENT & INSTRUMENTS—7.9%
692,902	Checkpoint Systems Inc.*	6,201
993,536	FLIR Systems Inc.*	24,809
293,511	Itron Inc.*	19,166

		50,176

GAS UTILITIES—4.1%
397,100	Oneok Inc.	11,603
450,400	WGL Holdings Inc.	14,458

		26,061

HEALTH CARE PROVIDERS & SERVICES—7.8%
296,600	Amedisys Inc.*	12,229
551,900	Amerigroup Corp.*	15,437
634,362	Healthways Inc.*	8,767
398,092	Mednax Inc.	13,364

		49,797

HOTELS, RESTAURANTS & LEISURE—3.5%
566,898	Brinker International Inc.	6,219
570,000	Life Time Fitness Inc.*	8,442
782,091	Sonic Corp.*	7,618

		22,279

HOUSEHOLD DURABLES—2.4%
450,400	Meritage Homes Corp.*	4,963
333,900	Snap-on Inc.	10,078

		15,041

INSURANCE—4.6%
588,397	Delphi Financial Group Inc.	8,926
396,700	Protective Life Corp.	3,285
506,300	State Auto Financial Corp.	11,189
293,700	United Fire & Casualty Co.	5,889

		29,289

INTERNET SOFTWARE & SERVICES—1.7%
426,089	Digital River Inc.*	10,554

IT SERVICES—4.6%
540,800	Global Payments Inc.	18,771
628,200	SRA International Inc.*	10,259

		29,030

LIFE SCIENCES TOOLS & SERVICES—5.3%
360,500	Covance Inc.*	13,915
830,686	Pharmaceutical Product Development Inc.	19,845

		33,760

19

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
Shares		Value (000s)

MACHINERY—7.0%
731,500	Bucyrus International Inc. Cl. A	$11,338
502,200	Harsco Corp.	11,913
629,100	Timken Co.	9,367
394,800	Toro Company	11,690

		44,308

OIL, GAS & CONSUMABLE FUELS—6.4%
741,200	Cabot Oil & Gas Corp.	20,375
577,000	St. Mary Land & Exploration Co.	11,165
595,800	Swift Energy Co.*	9,128

		40,668

PROFESSIONAL SERVICES—0.9%
337,538	School Specialty Inc.*	5,569

SPECIALTY RETAIL—3.5%
495,400	Aaron Rents Inc. Cl. B	10,830
1,414,660	Carmax Inc.*	11,699

		22,529

TEXTILES, APPAREL & LUXURY GOODS—1.6%
523,300	Phillips-Van Heusen Corp.	9,953

THRIFTS & MORTGAGE FINANCE—1.0%
715,650	Astoria Financial Corp.	6,498

COMMON STOCKS—Continued
Shares		Value (000s)

TRADING COMPANIES & DISTRIBUTORS—1.3%
254,284	Watsco Inc.	$8,404

TOTAL COMMON STOCKS (Cost $841,222)		610,667

TOTAL INVESTMENTS—96.2% (Cost $841,222)		610,667

CASH AND OTHER ASSETS, LESS LIABILITIES—3.8%		23,962

TOTAL NET ASSETS—100.0%		$634,629

FAIR VALUE MEASUREMENTS#

The following is a summary of the fair valuations according to the inputs used as of January 31, 2009 in valuing the Fund’s assets and liabilities:

Valuation Description	Investments in Securities
Level 1—Quoted Prices	$610,667
Level 2—Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$610,667

#	Refer to the Security Valuation section of Note 1 in the accompanying Notes to Portfolios of Investments for more information on valuation inputs and their aggregation into levels used in this table.

*	Non-income producing security.

The accompanying notes are an integral part of the Portfolio of Investments.

20

Harbor Funds—Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2009 (Unaudited)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities, except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities, are valued at the last sale price of the national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.

Debt securities, other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired, are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. The pricing service determines valuations for institutional-size trading units of such debt securities using among other sources, market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost which approximates fair value.

When reliable market quotations are not readily available or when market quotations or evaluated prices supplied by a pricing vendor are not believed to accurately reflect fair value, securities are priced at their fair value, determined by the Valuation Committee pursuant to procedures adopted by the Board of Trustees. A Fund may use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices for the same securities which means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor.

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the Fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs are used in situations where quoted prices or observable inputs are not available. Significant unobservable inputs reflect the Funds’ determination of assumptions that market participants might reasonably use in valuing the securities.

For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

Futures Contracts

To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Harbor Large Cap Value Fund is not authorized to enter into currency futures contracts and options on such contracts. Futures contracts tend to increase or decrease the Fund’s exposure to the underlying instrument or hedge other Fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts’ terms. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. Open futures contracts are valued based on the

21

Harbor Funds—Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

official daily closing price of futures contracts set by the exchange for the purpose of settling margin accounts, which is referred to as the settlement price.

A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market and there is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments underlying futures contracts it holds.

There were no futures contracts held as of January 31, 2009.

Options

Consistent with its investment policies, each Fund may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Harbor Large Cap Value Fund is not authorized to engage in options transactions on currencies. Call options tend to decrease a Fund’s exposure to the underlying instrument. Put options tend to increase a Fund’s exposure to the underlying instrument.

When a Fund purchases an option, the premium paid by the Fund is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the option’s current market value. Purchased options on equity securities are valued at the last sale price on the market on which they are principally traded. Purchased options on futures contracts are valued based on the settlement price for the underlying futures contract. If the purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When a Fund writes an option, the premium received by the Fund is presented in the Fund’s Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. Written options on equity securities are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. Written options on futures contracts are valued based on the settlement price for the underlying futures contract. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts’ terms.

There were no outstanding options as of January 31, 2009.

22

Harbor Funds—Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

U.S. Government Securities

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed-income securities issued by Fannie Mae and Freddie Mac have more explicit U.S. Government support.

TBA/When-Issued Purchase Commitments

Each Fund may enter into TBA (to be announced) and when-issued purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price for a TBA has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The price of a when-issued security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated.

The Fund holds, and maintains until the settlement date, cash or liquid securities in an amount sufficient to meet the purchase price. TBA and when-issued purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund’s other assets. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Unsettled TBA and when-issued purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above.

Although the Fund will generally enter into TBA and when-issued purchase commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Fund’s subadviser deems it appropriate to do so.

There were no TBA/when-issued purchase commitments outstanding as of January 31, 2009.

TBA Sale Commitments

Each Fund may enter into TBA sale commitments to hedge portfolio positions or to sell mortgage-backed securities owned under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date on which the commitment was entered.

There were no TBA sale commitments outstanding as of January 31, 2009.

Short Sales

Each Fund may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends, and may be required to pay a premium. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until the Fund replaces the borrowed security, it will maintain in a segregated account or set aside

23

Harbor Funds—Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

in the Fund’s records cash or liquid securities sufficient to cover its short position. Short sales involve the risk of an unlimited increase in the market price of a security.

There were no open short sales as of January 31, 2009.

Foreign Forward Currency Contracts

Consistent with its investment policies, each Fund may enter into foreign forward currency contracts to facilitate transactions in foreign securities or as a hedge against either specific transactions or portfolio positions. A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service selected by Harbor Capital Advisors. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote.

There were no open foreign forward currency contracts as of January 31, 2009.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Trust’s custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. The value of the underlying assets at the time of purchase is required to be at least equal to the repurchase price to protect the Fund in the event of default by the seller.

Securities Lending

Certain Funds may engage in securities lending. The loans are secured by collateral which is at least equal to the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the respective Fund the next business day. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. The cash collateral is maintained on each Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Prime Portfolio. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

There were no securities on loan as of January 31, 2009.

24

Harbor Funds—Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

NOTE 2—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2009 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
HARBOR DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund*	$5,979,666	$420,455	$(947,855)	$(527,400)
Harbor Mid Cap Growth Fund*	523,292	11,281	(98,491)	(87,210)
Harbor Small Cap Growth Fund*	366,481	25,789	(106,601)	(80,812)
Harbor Small Company Growth Fund*	60,952	1,471	(15,247)	(13,776)
Harbor Large Cap Value Fund*	181,098	393	(48,207)	(47,814)
Harbor Mid Cap Value Fund*	53,786	506	(26,680)	(26,174)
Harbor SMID Value Fund*	5,130	13	(2,553)	(2,540)
Harbor Small Cap Value Fund	841,222	61,953	(292,508)	(230,555)

*	Capital loss carryforwards are available which may reduce taxable income from future net realized gain on investments.

25

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	1.800.422.1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

312.443.4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

1.800.422.1050

Custodian

State Street Bank & Trust Company

225 Franklin Street

Boston, MA 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Wilmer Cutler Pickering

Hale and Dorr LLP

60 State Street

Boston, MA 02109

03/2009

FD.NQ.EF.0109

Quarterly Schedule of

Portfolio Holdings

January 31, 2009

International & Global Funds

International Equity Funds

Harbor International Fund

Harbor International Growth Fund

Global Equity Funds

Harbor Global Value Fund

International Funds

Portfolios of Investments

HARBOR INTERNATIONAL FUND	2

HARBOR INTERNATIONAL GROWTH FUND	4

Global Funds

Portfolio of Investments

HARBOR GLOBAL VALUE FUND	6

Notes to Portfolios of Investments	8

Harbor International Fund

PORTFOLIO OF INVESTMENTS—January 31, 2009 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 4.7%)

COMMON STOCKS—86.7%

Shares		Value (000s)

AIRLINES—0.9%
127,618,000	Cathay Pacific Airways Ltd. (HK)	$148,006

AUTO COMPONENTS—0.8%
3,284,534	Michelin (CGDE) Cl. B (FR)	128,405

BEVERAGES—4.0%
4,145,000	Anheuser-Busch InBev NV (BEL)	105,201
23,269,396	Diageo plc (UK)	312,218
3,509,000	Pernod Ricard SA (FR)	220,062

		637,481

BUILDING PRODUCTS—2.1%
10,578,608	Assa Abloy Ab Series B (SW)	105,797
7,029,319	Compagnie de Saint-Gobain (FR)	237,461

		343,258

CAPITAL MARKETS—2.5%
26,752,900	Nomura Holdings Inc. (JP)	173,275
18,185,751	UBS AG (SWS)	228,055

		401,330

CHEMICALS—3.3%
4,819,472	Linde AG (GER)	321,337
1,113,000	Syngenta AG—Registered (SWS)	215,243

		536,580

COMMERCIAL BANKS—9.9%
26,743,897	Banco Santander Central Hispano SA—Registered (SP)	216,415
4,348,000	BNP Paribas (FR)	165,990
42,516,000	DBS Group Holdings Ltd. (SGP)	244,778

COMMON STOCKS—Continued

Shares		Value (000s)
COMMERCIAL BANKS—Continued

5,689,134	Erste Bank der oesterreichischen Sparkassen AG (AUT)	$85,446
88,651,763	Lloyds TSB Group plc (UK)	115,487
3,335,000	Societe Generale (FR)	139,445
17,395,332	Standard Chartered plc (UK)	219,802
51,372,000	Sumitomo Trust and Banking Co. Ltd. (JP)	251,900
19,813,127	United Overseas Bank Ltd. (SGP)	153,753

		1,593,016

CONSTRUCTION MATERIALS—1.2%
4,671,034	Holcim Ltd.—Registered (SWS)	188,328

CONSUMER FINANCE—0.5%
1,881,250	Orix Corp. (JP)	82,129

DIVERSIFIED FINANCIAL SERVICES—1.3%
17,679,905	Investor Ab Cl. B (SW)	204,876

DIVERSIFIED TELECOMMUNICATION SERVICES—3.6%
11,426,000	France Telecom SA (FR)	256,046
17,989,500	Telefonica SA (SP)	318,933

		574,979

ELECTRICAL EQUIPMENT—4.2%
36,326,918	Abb Ltd. (SWS)	471,728
3,232,117	Schneider Electric SA (FR)	204,539

		676,267

FOOD & STAPLES RETAILING—1.6%
32,949,932	Cadbury plc (UK)	264,488

FOOD PRODUCTS—2.4%
11,361,100	Nestle SA—Registered (SWS)	392,632

HOTELS, RESTAURANTS & LEISURE—2.6%
5,335,690	Accor SA (FR)	210,619
132,000,000	Genting Berhad (MAL)	133,308
111,000,000	Resorts World Berhad (MAL)	68,281

		412,208

INDUSTRIAL CONGLOMERATES—1.6%
50,857,000	Keppel Corp. (SGP)	133,906
83,789,047	Sime Darby Berhad. (MAL)	126,788

		260,694

INSURANCE—3.5%
2,258,548	Allianz AG—Registered (GER)	189,367
15,111,572	AXA SA (FR)	237,990
52,639,000	China Life Insurance Co. Ltd. (CHN)	138,544

		565,901

MACHINERY—3.4%
7,440,000	Alfa Laval Ab (SW)	51,865
32,629,131	Atlas Copco Ab (SW)	218,765
4,703,700	Fanuc Ltd. (JP)	278,756

		549,386

MARINE—0.8%
26,315	A.P. Moller Maersk A/S Series B (DEN)	125,777

MEDIA—0.7%
8,023,802	JC Decaux SA (FR)	110,116

METALS & MINING—4.2%
4,270,197	Anglo American plc (UK)	76,815
8,825,108	Anglo American plc ADR (UK)[1]	79,691
2,972,509	AngloGold Ashanti Ltd. ADR (S. AFR)[1]	85,281
18,699,505	BHP Billiton (AUS)	312,569
35,087,000	Norsk Hydro ASA (NOR)	125,049

		679,405

MULTI-UTILITIES—1.1%
7,943,000	Veolia Environnement SA (FR)	178,740

OFFICE ELECTRONICS—1.3%
7,818,100	Canon Inc. (JP)	213,324

2

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

OIL, GAS & CONSUMABLE FUELS—10.1%
20,433,829	BG Group plc (UK)	$280,162
34,920,109	BP plc (UK)	247,307
5,193,000	Cameco Corp. ADR (CAN)[1]	85,788
349,136,000	China Petroleum & Chemical Corp. (CHN)	188,215
10,324,607	Eni SpA (IT)	218,378
3,105,147	Royal Dutch Shell plc Cl. A (NET)	76,514
2,377,600	Royal Dutch Shell plc Cl. A ADR (NET)[1]	117,049
6,608,629	Statoil Hydro ASA (NOR)	113,863
5,431,604	Total SA (FR)	270,681

		1,597,957

PAPER & FOREST PRODUCTS—0.3%
5,390,250	Aracruz Celulose SA ADR (BR)[1]	45,224

PERSONAL PRODUCTS—2.7%
2,491,769	L’Oreal SA (FR)	165,257
15,787,000	Shiseido Co. Ltd. (JP)	265,413

		430,670

PHARMACEUTICALS—5.7%
3,938,503	Novartis AG—Registered (SWS)	161,835
8,968,834	Novo Nordisk A/S Series B (DEN)	477,803
1,929,410	Roche Holding Ltd. (SWS)	270,860

		910,498

REAL ESTATE INVESTMENT TRUSTS—0.7%
836,000	Unibail-Rodamco Company (FR)	112,077

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.8%
32,016,000	Cheung Kong Holdings Ltd. (HK)	295,400

TEXTILES, APPAREL & LUXURY GOODS—0.5%
5,418,883	Compagnie Financiere Richemont SA (SWS)	79,422
10,835,055	Nova America SA (BR)*	—	[a]

		79,422

TOBACCO—5.6%
12,008,864	British American Tobacco plc (UK)	329,281
6,834,873	Imperial Tobacco Group plc (UK)	186,896
132,657	Japan Tobacco Inc. (JP)	381,415

		897,592

WIRELESS TELECOMMUNICATION SERVICES—1.8%
31,802,500	China Mobile (Hong Kong) Ltd. (HK)	286,279

TOTAL COMMON STOCKS (Cost $18,553,864)		13,922,445

PREFERRED STOCKS—8.6%

Shares		Value (000s)

COMMERCIAL BANKS—3.5%
33,774,902	Banco Bradesco SA (BR)	$302,809
25,350,250	Banco Itau Holding Financeira SA ADR (BR)[1]	254,517

		557,326

METALS & MINING—1.5%
19,811,000	Companhia Vale do Rio Doce Cl. A (BR)	239,184

OIL, GAS & CONSUMABLE FUELS—3.4%
49,922,200	Petroleo Brasileiro SA (BR)	538,600

PAPER & FOREST PRODUCTS—0.2%
7,636,700	Companhia Suzano de Papel e Celulose (BR)	38,513

TEXTILES, APPAREL & LUXURY GOODS—0.0%
1,056,355	Nova America SA (BR)*	—	[a]

TOTAL PREFERRED STOCKS (Cost $996,942)		1,373,623

SHORT-TERM INVESTMENTS—4.3%
Principal Amount (000s)
COMMERCIAL PAPER—4.3%
	Chevron Corp.
$215,000	0.140%—02/03/2009-02/04/2009	215,000
85,000	0.170%—02/09/2009-02/11/2009	85,000
80,000	0.190%—02/11/2009-02/12/2009	80,000

		380,000

	General Electric Co.
40,128	0.130%—02/02/2009	40,128
34,862	0.150%—02/02/2009	34,862
86,155	0.200%—02/06/2009-02/09/2009	86,155
23,159	0.220%—02/05/2009	23,159

		184,304

	HSBC Finance Corp.
57,240	0.100%—02/02/2009-02/05/2009	57,240
43,077	0.250%—02/06/2009	43,077
27,112	0.300%—02/06/2009	27,112

		127,429

TOTAL SHORT-TERM INVESTMENTS (Cost $691,733)		691,733

TOTAL INVESTMENTS—99.6% (Cost $20,242,539)		15,987,801

CASH AND OTHER ASSETS, LESS LIABILITIES—0.4%		69,097

TOTAL NET ASSETS—100.0%		$16,056,898

FAIR VALUE MEASUREMENTS#

The following is a summary of the fair valuations according to the inputs used as of January 31, 2009 in valuing the Fund’s assets and liabilities:

Valuation Description	Investments in Securities
Level 1—Quoted Prices	$1,866,078
Level 2—Significant Observable Inputs	14,121,723
Level 3—Significant Unobservable Inputs	—

Total	$15,987,801

#	Refer to the Security Valuation section of Note 1 in the accompanying Notes to Portfolios of Investments for more information on valuation inputs and their aggregation into levels used in this table.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

a	Fair valued by Harbor Funds’ Valuation Committee.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2009 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash of 7.0%)

COMMON STOCKS—93.0%

Shares		Value (000s)

AIRLINES—0.5%
629,000	Singapore Airlines Ltd. (SGP)	$4,597

AUTOMOBILES—2.3%
406,224	Bayerische Motoren Werke AG (GER)	9,634
520,100	Honda Motor Co Ltd. (JP)	11,953

		21,587

BEVERAGES—4.3%
526,003	Anheuser-Busch InBev NV (BEL)	13,350
926,235	Heineken NV (NET)	27,228

		40,578

BIOTECHNOLOGY—3.8%
157,751	Actelion Ltd.—Registered (SWS)*	8,561
1,171,234	CSL Ltd. (AUS)	27,619

		36,180

BUILDING PRODUCTS—0.9%
361,277	Daikin Industries Ltd. (JP)	8,283

CAPITAL MARKETS—2.8%
2,284,000	Daiwa Securities Group Inc. (JP)	12,613
474,765	Julius Baer Holding Ltd. (SWS)	14,079

		26,692

COMMON STOCKS—Continued

Shares		Value (000s)

CHEMICALS—6.4%
317,125	Linde AG (GER)	$21,144
271,844	Lonza Group Ltd.—Registered (SWS)	24,806
190,993	Potash Corporation of Saskatchewan Inc. (CAN)	14,298

		60,248

COMMERCIAL BANKS—10.9%
456,063	BNP Paribas (FR)	17,411
1,247,677	Credit Suisse Group (SWS)	31,843
608,342	ICICI Bank Ltd. ADR (IND)[1]	10,025
15,749,800	Industrial & Commercial Bank of China Cl. B (CHN)	6,659
4,313,100	Mizuho Financial Group Inc. (JP)	10,676
460,681	Unibanco Holdings SA GDR (BR)[2]	25,927

		102,541

COMMUNICATIONS EQUIPMENT—0.5%
90,454	Research In Motion Ltd. (CAN)*	5,011

CONSTRUCTION MATERIALS—2.7%
3,306,494	Cemex SAB de CV ADR (MEX)[1]	25,758

DIVERSIFIED TELECOMMUNICATION SERVICES—2.0%
1,044,249	Telefonica SA (SP)	18,513

ELECTRICAL EQUIPMENT—8.2%
805,201	Abb Ltd. (SWS)	10,456
266,148	Alstom SA (FR)	12,787
1,282,512	Gamesa Corp. Technologica SA (SP)	21,477
666,322	Vestas Wind Systems A/S (DEN)*	32,090

		76,810

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.3%
6,998,300	Hon Hai Precision Industry Co. Ltd. (TWN)	12,324

ENERGY EQUIPMENT & SERVICES—2.3%
401,919	Transocean Ltd. (SWS)	21,953

FOOD & STAPLES RETAILING—3.3%
5,960,429	Tesco plc (UK)	30,804

FOOD PRODUCTS—2.8%
769,765	Nestle SA—Registered (SWS)	26,603

HOTELS, RESTAURANTS & LEISURE—2.7%
426,916	Accor SA (FR)	16,852
1,685,438	Las Vegas Sands Corp. (US)*	8,680

		25,532

HOUSEHOLD DURABLES—1.2%
1,542,713	Gafisa SA (BR)	7,780
266,000	Panasonic Corp. (JP)	3,227

		11,007

HOUSEHOLD PRODUCTS—1.5%
361,635	Reckitt Benckiser plc (UK)	13,928

MEDIA—0.6%
376,869	JC Decaux SA (FR)	5,172

METALS & MINING—0.5%
202,560	Rio Tinto plc—Registered (UK)	4,353

OIL, GAS & CONSUMABLE FUELS—6.5%
1,047,306	BG Group plc (UK)	14,359
1,946,872	BP plc (UK)	13,788
10,783,300	CNOOC Ltd. (HK)	9,280
917,682	Petroleo Brasileiro SA ADR (BR)[1]	24,043

		61,470

4

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

PHARMACEUTICALS—6.8%
193,487	Roche Holding Ltd. (SWS)	$27,163
879,429	Teva Pharmaceutical Industries Ltd. ADR (IL)[1]	36,452

		63,615

REAL ESTATE MANAGEMENT & DEVELOPMENT—2.2%
2,787,000	CapitaLand Ltd. (SGP)	4,316
1,219,000	Cheung Kong Holdings Ltd. (HK)	11,247
432,000	Sumitomo Realty & Development Co. Ltd. (JP)	4,948

		20,511

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.4%
279,837	ASML Holding NV (NET)	4,628
3,570,681	Taiwan Semiconductor Manufacturing Co Ltd. ADR (TWN)[1]	26,923

		31,551

SOFTWARE—3.1%
95,000	Nintendo Co. Ltd. (JP)	29,451

SPECIALTY RETAIL—2.1%
135,457	Hennes & Mauritz AB (SW)	5,227
2,704,500	Esprit Holdings Ltd. (HK)	14,356

		19,583

COMMON STOCKS—Continued

Shares		Value (000s)

TEXTILES, APPAREL & LUXURY GOODS—0.4%
271,393	Compagnie Financiere Richemont SA (SWS)	$3,978

TRADING COMPANIES & DISTRIBUTORS—1.8%
4,808,000	Marubeni Corp. (JP)	17,112

WIRELESS TELECOMMUNICATION SERVICES—5.2%
1,040,728	Rogers Communications Inc. (CAN)	29,348
10,533,845	Vodafone Group plc (UK)	19,565

		48,913

TOTAL COMMON STOCKS (Cost $1,181,701)		874,658

TOTAL INVESTMENTS—93.0% (Cost $1,181,701)		874,658

CASH AND OTHER ASSETS, LESS LIABILITIES—7.0%		65,622

TOTAL NET ASSETS—100.0%		$940,280

FAIR VALUE MEASUREMENTS#

The following is a summary of the fair valuations according to the inputs used as of January 31, 2009 in valuing the Fund’s assets and liabilities:

Valuation Description	Investments in Securities
Level 1—Quoted Prices	$230,151
Level 2—Significant Observable Inputs	644,507
Level 3—Significant Unobservable Inputs	—

Total	$874,658

#	Refer to the Security Valuation section of Note 1 in the accompanying Notes to Portfolios of Investments for more information on valuation inputs and their aggregation into levels used in this table.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

2	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.

The accompanying notes are an integral part of the Portfolio of Investments.

5

Harbor Global Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2009 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash of 7.1%)

COMMON STOCKS—92.9%

Shares		Value (000s)

AEROSPACE & DEFENSE—8.7%
8,525	Boeing Co. (US)	$361
34,050	European Aeronautic Defense and Space Co. (NET)	593
90,809	Finmeccanica SpA (IT)	1,420
16,925	Northrop Grumman Corp. (US)	814

		3,188

AUTO COMPONENTS—3.3%
29,300	Aisin Seiki Co. (JP)	394
12,025	Magna International Inc. Cl. A (CAN)	335
71,650	Sumitomo Rubber Industries Inc. (JP)	450

		1,179

CAPITAL MARKETS—3.5%
99,715	UBS AG (SWS)	1,250

CHEMICALS—2.6%
187,975	Clariant Ltd.—Registered (SWS)	933

COMMERCIAL BANKS—13.0%
60,421	Credit Agricole SA (FR)	731
59,400	DnB NOR ASA (NOR)	201
67,811	HSBC Holdings plc (UK)	526
21,591	KB Financial Group Inc. (S. KOR)*	579
191,100	Mitsubishi UFJ Financial Group Inc. (JP)	1,060
88,925	Natixis (FR)	138
11,780	PNC Financial Services Group Inc. (US)	383
60,175	Popular Inc. (US)	165
561,727	Royal Bank of Scotland Group plc (UK)	177
19,700	Sumitomo Mitsui Financial Group Inc. (JP)	781

		4,741

COMMERCIAL SERVICES & SUPPLIES—1.1%
629,350	Rentokil Initial plc (UK)	386

COMMUNICATIONS EQUIPMENT—5.4%
323,026	Alcatel-Lucent (FR)	634
16,338	Alcatel-Lucent ADR (FR)[1]	32

COMMON STOCKS—Continued

Shares		Value (000s)

COMMUNICATIONS EQUIPMENT—Continued
164,000	Motorola Inc. (US)	$727
45,475	Nokia OYJ (FIN)	557

		1,950

CONSUMER FINANCE—1.6%
36,575	Capital One Financial Corp. (US)	579

CONTAINERS & PACKAGING—0.9%
92,275	Amcor Ltd. (AUS)	312

DIVERSIFIED FINANCIAL SERVICES—4.6%
59,475	Bank of America Corp. (US)	391
109,115	Citigroup Inc. (US)	387
109,230	ING Groep NV (NET)	901

		1,679

ELECTRIC UTILITIES—2.2%
22,100	Korea Electric Power Corp. (S. KOR)	447
21,650	Public Power Corporation SA (GRC)	362

		809

ELECTRICAL EQUIPMENT—1.6%
2,671,650	Johnson Electric Holdings Ltd. (HK)	564

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.7%
44,250	Tyco Electronics Ltd. (BM)	627

ENERGY EQUIPMENT & SERVICES—1.9%
61,350	BJ Services Co. (US)	675

FOOD PRODUCTS—0.9%
14,950	Unilever NV (NET)	330

HEALTH CARE PROVIDERS & SERVICES—5.8%
26,050	AmerisourceBergen Corp. (US)	946
10,900	Cardinal Health Inc. (US)	410
18,500	WellPoint Inc. (US)*	767

		2,123

HOUSEHOLD DURABLES—4.5%
42,625	Electrolux AB (SW)	307
48,000	Koninklijke Philips Electronics NV (NET)	872
12,975	Whirlpool Corp. (US)	434

		1,613

HOUSEHOLD PRODUCTS—0.4%
6,125	Henkel AG & Co. Kgaa (GER)	158

INSURANCE—4.6%
55,299	Aegon NV (NET)	289
120,875	Aviva plc (UK)	546
18,625	RenaissanceRe Holdings Ltd. (BM)	832

		1,667

LEISURE EQUIPMENT & PRODUCTS—1.4%
34,650	Mattel Inc. (US)	492

MACHINERY—1.1%
30,200	THK Co. Ltd. (JP)	383

MEDIA—5.5%
75,925	British Sky Broadcasting Group plc (UK)	543
14,050	Omnicom Group Inc. (US)	364
27,825	Publicis Groupe SA (FR)	652
17,000	Vivendi SA (FR)	438

		1,997

6

Harbor Global Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

MULTILINE RETAIL—2.1%
45,700	J.C. Penney Co. Inc. (US)	$765

OFFICE ELECTRONICS—2.7%
80,400	Ricoh Co. Ltd. (JP)	981

PHARMACEUTICALS—1.7%
21,775	Merck & Co. Inc. (US)	622

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.3%
1,250	Samsung Electronics Co. Ltd. (S. KOR)*	435
30,600	Tokyo Electron Ltd. (JP)	1,122

		1,557

COMMON STOCKS—Continued

Shares		Value (000s)

SOFTWARE—4.8%
53,225	CA Inc. (US)	$958
44,650	Microsoft Corp. (US)	764

		1,722

SPECIALTY RETAIL—1.0%
16,725	Home Depot Inc. (US)	361

TOTAL COMMON STOCKS (Cost $70,660)		33,643

TOTAL INVESTMENTS—92.9% (Cost $70,660)		33,643

CASH AND OTHER ASSETS, LESS LIABILITIES—7.1%		2,577

TOTAL NET ASSETS—100.0%		$36,220

FAIR VALUE MEASUREMENTS#

The following is a summary of the fair valuations according to the inputs used as of January 31, 2009 in valuing the Fund’s assets and liabilities:

Valuation Description	Investments in Securities
Level 1—Quoted Prices	$13,190
Level 2—Significant Observable Inputs	20,453
Level 3—Significant Unobservable Inputs	—

Total	$33,643

#	Refer to the Security Valuation section of Note 1 in the accompanying Notes to Portfolios of Investments for more information on valuation inputs and their aggregation into levels used in this table.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

The accompanying notes are an integral part of the Portfolio of Investments.

7

Harbor Funds—International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2009 (Unaudited)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities, except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities, are valued at the last sale price of the national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.

Debt securities, other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired, are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. The pricing service determines valuations for institutional-size trading units of such debt securities using among other sources, market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost which approximates fair value.

When reliable market quotations are not readily available or when market quotations or evaluated prices supplied by a pricing vendor are not believed to accurately reflect fair value, securities are priced at their fair value, determined by the Valuation Committee pursuant to procedures adopted by the Board of Trustees. A Fund may use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices for the same securities which means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor.

For the Funds which may invest primarily in international equity securities, the fair value pricing procedures recognize that volatility in the U.S. equity markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the Funds’ net asset values are determined. As a result, many of the international and global Funds’ foreign equity securities may be valued at their fair value in accordance with the fair value pricing procedures on any given day in an accounting period.

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the Fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs are used in situations where quoted prices or observable inputs are not available. Significant unobservable inputs reflect the Funds’ determination of assumptions that market participants might reasonably use in valuing the securities.

For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

Futures Contracts

To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Harbor

8

Harbor Funds—International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

International Fund and Harbor International Growth Fund are not authorized to enter into futures contracts on currencies or engage in options transactions with respect to futures contracts for speculative purposes. Futures contracts tend to increase or decrease the Fund’s exposure to the underlying instrument or hedge other Fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts’ terms. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. Open futures contracts are valued based on the official daily closing price of futures contracts set by the exchange for the purpose of settling margin accounts, which is referred to as the settlement price.

A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

See the Portfolio of Investments for each Fund for open futures contracts held as of January 31, 2009.

Options

Consistent with its investment policies, each Fund may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Harbor International Fund and Harbor International Growth Fund are not authorized to engage in options transactions on currencies for speculative purposes. Call options tend to decrease a Fund’s exposure to the underlying instrument. Put options tend to increase a Fund’s exposure to the underlying instrument.

When a Fund purchases an option, the premium paid by the Fund is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the option’s current market value. Purchased options on futures contracts are valued based on the settlement price for the underlying futures contract. If the purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When a Fund writes an option, the premium received by the Fund is presented in the Fund’s Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. Written options on equity securities are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. Written options on futures contracts are valued based on the settlement price for the underlying futures contract. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts’ terms.

There were no outstanding options as of January 31, 2009.

9

Harbor Funds—International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

U.S. Government Securities

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed-income securities issued by Fannie Mae and Freddie Mac have more explicit U.S. Government support.

TBA/When-Issued Purchase Commitments

Each Fund may enter into TBA (to be announced) and when-issued purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price for a TBA has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The price of a when-issued security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated.

The Fund holds, and maintains until the settlement date, cash or liquid securities in an amount sufficient to meet the purchase price. TBA and when-issued purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund’s other assets. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Unsettled TBA and when-issued purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above.

Although the Fund will generally enter into TBA and when-issued purchase commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Fund’s subadviser deems it appropriate to do so.

There were no TBA/when-issued purchase commitments outstanding as of January 31, 2009.

TBA Sale Commitments

Each Fund may enter into TBA sale commitments to hedge portfolio positions or to sell mortgage-backed securities owned under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date on which the commitment was entered.

There were no TBA sale commitments outstanding as of January 31, 2009.

Short Sales

Harbor Global Value Fund may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends, and may be required to pay a premium. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would incur a loss as a result of the short sale if the

10

Harbor Funds—International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

price of the security increases between those dates. Until the Fund replaces the borrowed security, it will maintain in a segregated account or set aside in the Fund’s records cash or liquid securities sufficient to cover its short position. Short sales involve the risk of an unlimited increase in the market price of a security.

There were no open securities sold short as of January 31, 2009.

Foreign Forward Currency Contracts

Consistent with its investment policies, each Fund may enter into foreign forward currency contracts to facilitate transactions in foreign securities or as a hedge against either specific transactions or portfolio positions. A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service selected by Harbor Capital Advisors. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote.

There were no foreign forward currency contracts as of January 31, 2009.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.

The Trust’s custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. The value of the underlying assets at the time of purchase is required to be at least equal to the repurchase price to protect the Fund in the event of default by the seller.

Securities Lending

Certain Funds may engage in securities lending. The loans are secured by collateral which is at least equal to the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the respective Fund the next business day. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. The cash collateral is maintained on each Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Prime Portfolio. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

There were no securities on loan as of January 31, 2009.

11

Harbor Funds—International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

New Accounting Pronouncements

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued Financial Accounting Standards Board Statement of Financial Accounting Standards (FAS No. 161), “Disclosures about Derivative Instruments and Hedging Activities.” This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. FAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management does not believe the adoption of FAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures about the use of derivative instruments and hedging items will be required. Such disclosures will be included in the Fund’s semi-annual report dated April 30th, 2009 to shareholders.

NOTE 2-TAX INFORMATION

NOTE 2—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2009 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
HARBOR INTERNATIONAL EQUITY FUNDS
Harbor International Fund*	$20,242,539	$2,114,319	$(6,369,057)	$(4,254,738)
Harbor International Growth Fund*	1,181,701	2,527	(309,570)	(307,043)
HARBOR GLOBAL EQUITY FUNDS
Harbor Global Value Fund*	70,660	440	(37,457)	(37,017)

*	Capital loss carryforwards are available which may reduce taxable income from future net realized gain on investments.

12

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	1.800.422.1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

312.443.4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

1.800.422.1050

Custodian

State Street Bank & Trust Company

225 Franklin Street

Boston, MA 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Wilmer Cutler Pickering

Hale and Dorr LLP

60 State Street

Boston, MA 02109

03/2009	FD.NQ.IG.0109

Quarterly Schedule of Portfolio Holdings

January 31, 2009

Strategic Market Funds

Harbor Commodity Real Return Strategy Fund

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—January 31, 2009 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of 13.4%)

U.S. GOVERNMENT OBLIGATIONS—86.6%
Principal Amount (000s)		Value (000s)

	U.S. Treasury Bonds
$107	2.000%—01/15/2026[1,2]	$99
113	2.375%—01/15/2025[1,2]	110

		209

	U.S. Treasury Notes
197	1.375%—07/15/2018[1,2]	190
390	1.625%—01/15/2015[1,2]	378
1,228	1.875%—07/15/2013-07/15/2015[1,2]	1,216
100	2.130%—01/15/2019[1,2]	104
158	2.375%—01/15/2017[1,2]	161
1,158	2.500%—07/15/2016[1,2]	1,189
177	3.000%—07/15/2012[1,2]	184
1,211	3.500%—01/15/2011[1]	1,238

		4,660

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $4,765)		4,869

SHORT-TERM INVESTMENTS—21.4%
Principal Amount (000s)		Value (000s)

U.S. GOVERNMENT AGENCIES
	Federal Home Loan Mortgage Corp.
$200	0.200%—02/24/2009[2]	$200
800	0.300%—03/04/2009[2]	800

		1,000

200	Federal National Mortgage Association 0.180%—03/04/2009[2]	200

TOTAL SHORT-TERM INVESTMENTS (Cost $1,200)		1,200

TOTAL INVESTMENTS—108.0% (Cost $5,965)		6,069

CASH AND OTHER ASSETS, LESS LIABILITIES—(8.0)%		(449)

TOTAL NET ASSETS—100.0%		$5,620

FAIR VALUE MEASUREMENTS#

The following is a summary of the fair valuations according to the inputs used as of January 31, 2009 in valuing the Fund’s assets and liabilities:

Valuation Description	Investments in Securities	Investments in Other Financial Instruments##	Total
Level 1—Quoted Prices	$4,869	$32	4,901
Level 2—Significant Observable Inputs	1,200	(15)	1,185
Level 3—Significant Unobservable Inputs	—	(1)	(1)

Total	$6,069	$16	$6,085

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending January 31, 2009:

Valuation Description	Investments in Securities	Investments in Other Financial Instruments##	Total
Beginning Balance at 10/31/2008	$—	$—	$—
Change in Unrealized Appreciation/(Depreciation)	—	(1)	(1)

Ending Balance at 01/31/2009	$—	$(1)	$(1)

#	Refer to the Security Valuation section of Note 1 in the accompanying Notes to Portfolios of Investments for more information on valuation inputs and their aggregation into levels used in this table.

##	Other financial instruments may include open futures contracts, swap contracts and foreign currency contracts.

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2009

Currency	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro Currency (Sell)	$9	$10	Feb-2009	$1
Yuan Renminbi (Buy)	19	20	Sep-2009	(1)

				$—

2

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS OPEN AT JANUARY 31, 2009

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro Gas Futures (Buy)	1	€250	Jun-2009	$7
Eurodollar Futures (Buy)	6	$1,500	Mar-2009	25

				$32

SWAP AGREEMENTS OPEN AT JANUARY 31, 2009

Total Return Swaps Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Pay Index	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Barclays Bank plc	Dow Jones AIG Commodity Total Return	Pay	90 Day Treasury Bill + .0021%	2/25/2009	$1,380	$(4)
Barclays Bank plc	Dow Jones AIG Commodity Total Return	Pay	90 Day Treasury Bill + .0021%	2/25/2009	300	(1)
Barclays Bank plc	Dow Jones AIG Commodity Total Return	Pay	90 Day Treasury Bill + .0021%	2/25/2009	390	—
Morgan Stanley Capital Services, Inc.	Dow Jones AIG Commodity Total Return	Pay	90 Day Treasury Bill + .0021%	2/25/2009	1,230	(4)
Morgan Stanley Capital Services, Inc.	Dow Jones AIG Commodity Total Return	Pay	90 Day Treasury Bill + .0021%	2/25/2009	2,300	(6)
Morgan Stanley Capital Services, Inc.	Dow Jones AIG Commodity Total Return	Receive	90 Day Treasury Bill + .0021%	2/25/2009	10	—
Morgan Stanley Capital Services, Inc.	Corn Commodity Future	Receive	N/A	11/26/2010	5	(1)

Total Return Swaps						$(16)

1	Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

2	At January 31, 2009, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 1 to the Consolidated Portfolio of Investments.) The securities pledged had an aggregate market value of $4,831 or 86% of net assets.

The accompanying notes are an integral part of the Consolidated Portfolio of Investments.

3

Harbor Funds—Strategic Market Fund

CONSOLIDATED NOTES TO PORTFOLIO OF INVESTMENTS—January 31, 2009 (Unaudited)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities, except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities, are valued at the last sale price of the national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.

Debt securities, other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired, are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. The pricing service determines valuations for institutional-size trading units of such debt securities using among other sources, market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost which approximates fair value.

When reliable market quotations are not readily available or when market quotations or evaluated prices supplied by a pricing vendor are not believed to accurately reflect fair value, securities are priced at their fair value, determined by the Valuation Committee pursuant to procedures adopted by the Board of Trustees. The Fund may use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from market quotations, official closing prices for the same securities which means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor.

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the Fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1- Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs are used in situations where quoted prices or observable inputs are not available. Significant unobservable inputs reflect the Funds’ determination of assumptions that market participants might reasonably use in valuing the securities.

For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

Futures Contracts

To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Futures contracts tend to increase or decrease the Fund’s exposure to the underlying instrument or hedge other Fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts’ terms. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. Open futures contracts are valued based on the official daily closing price of futures contracts set by the exchange for the purpose of settling margin accounts, which is referred to as the settlement price.

4

Harbor Funds—Strategic Market Fund

CONSOLIDATED NOTES TO PORTFOLIO OF INVESTMENTS—Continued

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

See the Consolidated Portfolio of Investments for the Fund for open futures contracts held as of January 31, 2009.

Options

Consistent with its investment policies, the Fund may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. The Fund may use options on currencies for cross-hedging purposes. Call options tend to decrease a Fund’s exposure to the underlying instrument. Put options tend to increase a Fund’s exposure to the underlying instrument.

When the Fund purchases an option, the premium paid by the Fund is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the option’s current market value. Purchased options on futures contracts are valued based on the settlement price for the underlying futures contract. If the purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When the Fund writes an option, the premium received by the Fund is presented in the Fund’s Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. Written options on equity securities are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. Written options on futures contracts are valued based on the settlement price for the underlying futures contract. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts’ terms.

There were no outstanding options as of January 31, 2009.

Commodities Index-Linked/Structured Notes

The Fund may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial index. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss.

5

Harbor Funds—Strategic Market Fund

CONSOLIDATED NOTES TO PORTFOLIO OF INVESTMENTS—Continued

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

Inflation-Indexed Bonds

The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Securities

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed-income securities issued by Fannie Mae and Freddie Mac have more explicit U.S. Government support.

TBA/When-Issued Purchase Commitments

The Fund may enter into TBA (to be announced) and when-issued purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price for a TBA has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The price of a when-issued security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated.

The Fund holds, and maintains until the settlement date, cash or liquid securities in an amount sufficient to meet the purchase price. TBA and when-issued purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund’s other assets. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Unsettled TBA and when-issued purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above.

Although the Fund will generally enter into TBA and when-issued purchase commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Fund’s subadviser deems it appropriate to do so.

There were no TBA/when-issued purchase commitments outstanding as of January 31, 2009.

TBA Sale Commitments

The Fund may enter into TBA sale commitments to hedge portfolio positions or to sell mortgage-backed securities owned under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.

6

Harbor Funds—Strategic Market Fund

CONSOLIDATED NOTES TO PORTFOLIO OF INVESTMENTS—Continued

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date on which the commitment was entered.

There were no TBA sale commitments outstanding as of January 31, 2009.

Short Sales

The Fund may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends, and may be required to pay a premium. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until the Fund replaces the borrowed security, it will maintain in a segregated account or set aside in the Fund’s records cash or liquid securities sufficient to cover its short position. Short sales involve the risk of an unlimited increase in the market price of a security.

There were no open securities sold short as of January 31, 2009.

Foreign Forward Currency Contracts

Consistent with its investment policies, the Fund may enter into foreign forward currency contracts to facilitate transactions in foreign securities or as a hedge against either specific transactions or portfolio positions. The Fund may enter into forward foreign currency exchange contracts for non-hedging purposes. A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service selected by Harbor Capital Advisors. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks and broker dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.

The Trust’s custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. The value of the underlying assets at the time of purchase is required to be at least equal to the repurchase price to protect the Fund in the event of default by the seller.

7

Harbor Funds—Strategic Market Fund

CONSOLIDATED NOTES TO PORTFOLIO OF INVESTMENTS—Continued

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

New Accounting Pronouncements

Disclosures about Credit Derivatives and Certain Guarantees

Effective with this filing, the Funds have adopted FASB Staff Position No. FAS 133-1 and FIN 45-4, ‘Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB interpretation No. 45’ (the “Position”). The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (1) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (2) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (3) the fair value of the credit derivative, and (4) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All disclosures have been updated to incorporate such information for the current period as part of the Portfolios of Investments disclosures within the Swap Agreements table.

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued Financial Accounting Standards Board Statement of Financial Accounting Standards (FAS No. 161), “Disclosures about Derivative Instruments and Hedging Activities.” This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. FAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management does not believe the adoption of FAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures about the use of derivative instruments and hedging items will be required. Such disclosures will be included in the Fund’s semi-annual report dated April 30th, 2009 to shareholders.

Basis for Consolidation

The Harbor Cayman Commodity Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 4, 2008 as a wholly owned subsidiary acting as an investment vehicle for the Harbor Commodity Real Return Strategy Fund (the “CRRS Fund”) in order to effect certain investments for the CRRS Fund consistent with the CRRS Fund’s investment objectives and policies specified in its prospectus and statement of additional information. Under the Articles of Association of the Subsidiary, the CRRS Fund will remain the sole shareholder and retain all rights. The shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of January 31, 2009, the Subsidiary represents approximately $509 or approximately 9% of the net assets of the CRRS Fund.

NOTE 2—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2009 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
STRATEGIC MARKETS FUND
Harbor Commodity Real Return Strategy Fund*	$5,965	$134	$(30)	$104

*	Capital loss carryforwards are available which may reduce taxable income from future net realized gain on investments.

8

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	1.800.422.1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

312.443.4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

1.800.422.1050

Custodian

State Street Bank & Trust Company

225 Franklin Street

Boston, MA 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Wilmer Cutler Pickering

Hale and Dorr LLP

60 State Street

Boston, MA 02109

03/2009

FD.NQ.SMF.0109

Quarterly Schedule of

Portfolio Holdings

January 31, 2009

Fixed Income Funds

Harbor High-Yield Bond Fund

Harbor Bond Fund

Harbor Real Return Fund

Harbor Short Duration Fund

Harbor Money Market Fund

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—January 31, 2009 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash of 11.2%)

BANK LOAN OBLIGATIONS—6.8%
Principal Amount (000s)		Value (000s)

COMMERCIAL SERVICES & SUPPLIES—0.5%
	Rental Service Corporation
$1,185	11/21/2013[4]	$726

BANK LOAN OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

COMMUNICATIONS EQUIPMENT—0.4%
	Commscope Inc.
$730	4.328%—12/27/2014	$623

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.1%
	Itron Inc.
104	2.454%—04/18/2014	92

FOOD PRODUCTS—0.7%
	Michael Foods Inc.
500	4.316%—11/21/2010	448
	PETCO Animal Supplies Inc.
431	4.488%—10/31/2013	347
	Wrigley Jr. Company Tranche B Term
250	10/06/2014[4]	246

		1,041

HEALTH CARE EQUIPMENT & SUPPLIES—0.2%
	Accellent Inc.
500	11/22/2012[4]	385

HEALTH CARE PROVIDERS & SERVICES—0.3%
	United Surgical Partners International Inc. Tranche B Term
498	3.147%—04/19/2014	409

HOTELS, RESTAURANTS & LEISURE—1.3%
	Isle of Capri Casinos Inc.
1,000	11/25/2013[4]	671
	Penn National Gaming Inc.
1,500	10/03/2012[4]	1,373

		2,044

HOUSEHOLD PRODUCTS—0.3%
	Huish Detergents Inc. Tranche B Term
500	04/25/2014[4]	418

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.7%
	NRG Energy Inc.
1,249	2.154%—02/01/2013	1,165

IT SERVICES—0.1%
	Affiliated Computer Services Inc.
200	03/20/2013[4]	185

MEDIA—1.1%
	Cequel Communications LLC
1,000	11/05/2013[4]	807
	Insight Midwest Holdings LLC
500	2.848%—04/07/2014	435
	Intelsat Corp. Tranche B Term
462	01/03/2014[4]	400

		1,642

PHARMACEUTICALS—0.6%
	Warner Chilcott Company Inc. Tranche B, C
1,000	01/18/2012[4]	894

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

BANK LOAN OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

SPECIALTY RETAIL—0.5%
	Dollar General Corporation Tranche B-1 Term
$1,000	07/06/2014[4]	$848

TOTAL BANK LOAN OBLIGATIONS (Cost $9,837)		10,472

CONVERTIBLE PREFERRED STOCKS—0.3%
(Cost $415)
Shares
WIRELESS TELECOMMUNICATION SERVICES—0.3%
	Crown Castle International
10	6.250%—08/15/2012	425

CONVERTIBLE BONDS—4.6%
Principal Amount (000s)
DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
	Qwest Communications International Inc.
$100	3.500%—11/15/2025	86
	Time Warner Telecom Inc.
1,000	2.375%—04/01/2026	671

		757

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.2%
	Flextronics International Ltd.
39	1.000%—08/01/2010	34
	L-1 Identity Solutions Inc.
350	3.750%—05/15/2027	212

		246

HEALTH CARE EQUIPMENT & SUPPLIES—0.2%
	Integra LifeScience Holdings Corp.
500	2.375%—06/01/2012[1]	362

HEALTH CARE PROVIDERS & SERVICES—0.3%
	Omnicare Inc.
600	3.250%—12/15/2035	414

HOTELS, RESTAURANTS & LEISURE—1.0%
	Scientific Games Corp.
1,500	0.750%—12/01/2024[2]	1,337
	Shuffle Master Inc.
250	1.250%—04/15/2024	216

		1,553

MEDIA—0.7%
	Lamar Advertising Co.
500	2.875%—12/31/2010	413
	Sinclair Broadcast Group Inc.
1,200	3.000%—05/15/2027	708

		1,121

OIL, GAS & CONSUMABLE FUELS—0.5%
	Petroplus Finance Ltd
1,000	3.375%—03/26/2013	712

PHARMACEUTICALS—1.2%
	Mylan Inc.
150	1.250%—03/15/2012	123

CONVERTIBLE BONDS—Continued
Principal Amount (000s)		Value (000s)

PHARMACEUTICALS—Continued
	Watson Pharmaceuticals Inc
$1,500	1.750%—03/15/2023	$1,440
	Wyeth
350	0.965%—01/15/2024[3]	351

		1,914

TOTAL CONVERTIBLE BONDS (Cost $7,267)		7,079

CORPORATE BONDS & NOTES—74.4%
AEROSPACE & DEFENSE—1.1%
	Alliant Techsystems Inc.
500	6.750%—04/01/2016	483
	Hexcel Corp.
150	6.750%—02/01/2015	130
	L-3 Communications Corp.
250	7.625%—06/15/2012	249
	Moog Inc.
250	7.250%—06/15/2018[1]	225
	TransDigm Inc.
650	7.750%—07/15/2014	588

		1,675

AUTO COMPONENTS—1.7%
	Goodyear Tire & Rubber Co.
2,650	6.318%—12/01/2009[3]	2,570

BEVERAGES—0.6%
	Constellation Brands Inc.
1,000	7.250%—05/15/2017	965

CAPITAL MARKETS—0.4%
	Nuveen Investments Inc.
1,000	5.000%—09/15/2010	605
150	10.500%—11/15/2015[1]	42

		647

CHEMICALS—1.2%
	Airgas Inc.
1,250	7.125%—10/01/2018[1]	1,153
	Nalco Co.
450	7.750%—11/15/2011	436
200	8.875%—11/15/2013	188

		624

	Rockwood Specialties Group Inc.
100	7.500%—11/15/2014	83

		1,860

COMMERCIAL SERVICES & SUPPLIES—8.3%
	Allied Waste North America Inc.
250	6.375%—04/15/2011	248
500	6.500%—11/15/2010	500
500	7.125%—05/15/2016	488
250	7.375%—04/15/2014	247
1,000	7.875%—04/15/2013	1,003

		2,486

	ARAMARK Corp.
2,100	8.500%—02/01/2015	2,053

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

COMMERCIAL SERVICES & SUPPLIES—Continued
	Cardtronics Inc.
$100	9.250%—08/15/2013	$71
	Casella Waste Systems Inc.
150	9.750%—02/01/2013	126
	Corrections Corp. of America
1,500	7.500%—05/01/2011	1,507
	Education Management LLC
300	8.750%—06/01/2014	257
200	10.250%—06/01/2016	167

		424

	FTI Consulting Inc.
500	7.750%—10/01/2016	475
	Iron Mountain Inc.
100	6.625%—01/01/2016	91
850	7.750%—01/15/2015	849
150	8.625%—04/01/2013	150

		1,090

	Mac-Gray Corp.
300	7.625%—08/15/2015	278
	Nielsen Finance LLC
1,350	10.000%—08/01/2014	1,201
500	11.625%—02/01/2014[1]	461
500	12.500%—08/01/2016[2]	205

		1,867

	Waste Management Inc.
1,000	6.875%—05/15/2009	1,009
	Waste Services Inc.
1,000	9.500%—04/15/2014	775
	West Corp.
1,100	9.500%—10/15/2014	754

		12,915

COMMUNICATIONS EQUIPMENT—0.1%
	Syniverse Technologies Inc. Series B
350	7.750%—08/15/2013	194

CONTAINERS & PACKAGING—1.6%
	Ball Corp
350	6.875%—12/15/2012	352
	BWAY Corp.
150	10.000%—10/15/2010	135
	Crown Americas LLC
750	7.625%—11/15/2013	754
	Graham Packaging
300	8.500%—10/15/2012	231
	Owens Brockway Glass Container Inc.
250	6.750%—12/01/2014	236
	Owens-Illinois Inc.
700	7.500%—05/15/2010	711

		2,419

DIVERSIFIED CONSUMER SERVICES—1.3%
	Rental Service Corp.
250	9.500%—12/01/2014	159

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

DIVERSIFIED CONSUMER SERVICES—Continued
	Service Corp International
$250	7.500%—04/01/2027	$179
1,500	7.375%—10/01/2014	1,440
250	7.625%—10/01/2018	231

		1,850

		2,009

DIVERSIFIED TELECOMMUNICATION SERVICES—5.1%
	Cincinnati Bell Inc.
150	6.300%—12/01/2028	108
750	7.000%—02/15/2015	671
1,350	8.375%—01/15/2014	1,215

		1,994

	Frontier Communications Co.
600	6.250%—01/15/2013	567
650	9.250%—05/15/2011	658

		1,225

	Nordic Telephone Co. Holdings ApS
300	8.875%—05/01/2016[1]	245
	Qwest Capital Funding Inc.
250	7.250%—02/15/2011	233
1,100	7.900%—08/15/2010	1,073

		1,306

	Qwest Corp.
750	7.875%—09/01/2011	746
	Time Warner Telecom Holdings Inc.
500	9.250%—02/15/2014	460
	Windstream Corp.
600	7.000%—03/15/2019	534
1,400	8.625%—08/01/2016	1,386

		1,920

		7,896

ELECTRIC UTILITIES—3.5%
	Edison Mission Energy
500	7.000%—05/15/2017	468
2,300	7.200%—05/15/2019	2,099

		2,567

	Energy Future Holdings Corp.
1,750	10.875%—11/01/2017	1,391
	Mirant Americas Generation LLC
1,500	8.300%—05/01/2011	1,481

		5,439

ELECTRICAL EQUIPMENT—0.2%
	Baldor Electric Co.
400	8.625%—02/15/2017	338

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.6%
	Celestica Inc.
2,000	7.625%—07/01/2013	1,730
600	7.875%—07/01/2011	570

		2,300

	Flextronics International Ltd.
150	6.500%—05/15/2013	124

		2,424

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

ENERGY EQUIPMENT & SERVICES—1.0%
	Basic Energy Services Inc.
$250	7.125%—04/15/2016	$156
	Bristow Group Inc.
500	7.500%—09/15/2017	368
	Complete Production Services Inc.
250	8.000%—12/15/2016	176
	Gulfmark Offshore Inc.
200	7.750%—07/15/2014	157
	Helix Energy Solutions Group Inc.
350	9.500%—01/15/2016[1]	202
	Hornbeck Offshore Services Inc.
350	6.125%—12/01/2014	251
	Key Energy Services Inc.
250	8.375%—12/01/2014	181

		1,491

FOOD & STAPLES RETAILING—2.4%
	Ingles Markets Inc.
250	8.875%—12/01/2011	237
	Pantry Inc.
1,500	7.750%—02/15/2014	1,114
	Pinnacle Foods Finance LLC
750	9.250%—04/01/2015	604
	Stater Brothers Holdings
1,850	7.750%—04/15/2015	1,702

		3,657

FOOD PRODUCTS—0.5%
	B&G Foods Inc.
100	8.000%—10/01/2011	90
	Del Monte Corp.
500	8.625%—12/15/2012	510
	Michael Foods Inc.
125	8.000%—11/15/2013	111
	NBTY Inc.
100	7.125%—10/01/2015	80

		791

GAS UTILITIES—2.0%
	Dynegy Holdings Inc.
500	6.875%—04/01/2011	462
750	7.750%—06/01/2019	585
100	8.375%—05/01/2016	82

		1,129

	Ferrellgas Partners LP
100	8.750%—06/15/2012	82
	Inergy Finance Corp.
250	6.875%—12/15/2014	217
1,250	8.250%—03/01/2016	1,137

		1,354

	Markwest Energy Partners LP
250	8.750%—04/15/2018	181
	Suburban Propane Partners LP
350	6.875%—12/15/2013	325

		3,071

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

HEALTH CARE EQUIPMENT & SUPPLIES—1.2%
	Fresenius US Finance II Inc.
$1,700	9.000%—07/15/2015[1]	$1,717
	Universal Hospital Services Inc.
150	5.943%—06/01/2015[3]	101

		1,818

HEALTH CARE PROVIDERS & SERVICES—5.4%
	Biomet Inc.
500	10.000%—10/15/2017	510
1,500	11.625%—10/15/2017	1,402

		1,912

	Community Health Systems Inc.
1,500	8.875%—07/15/2015	1,451
	DaVita Inc.
1,000	7.250%—03/15/2015	970
	DJO Finance LLC
1,250	10.875%—11/15/2014	931
	FMC Finance II SA
500	6.875%—07/15/2017	485
	HCA Healthcare Co.
150	8.750%—09/01/2010	148
	HCA Inc.
200	6.750%—07/15/2013	146
500	6.950%—05/01/2012	446
100	9.250%—11/15/2016	96

		688

	IASIS Healthcare LLC
150	8.750%—06/15/2014	133
	Omnicare Inc
750	6.875%—12/15/2015	679
	Psychiatric Solutions Inc.
1,000	7.750%—07/15/2015	825
	Res-Care Inc.
100	7.750%—10/15/2013	85

		8,307

HOTELS, RESTAURANTS & LEISURE—1.5%
	Chukchansi Economic Development Authority
100	6.095%—11/15/2012[1,3]	51
500	8.000%—11/15/2013[1]	178

		229

	Global Cash Access LLC
162	8.750%—03/15/2012	140
	Mohegan Tribal Gaming Authority
200	6.375%—07/15/2009	194
	Penn National Gaming Inc.
500	6.750%—03/01/2015	407
100	6.875%—12/01/2011	95

		502

	Scientific Games Corp.
200	7.875%—06/15/2016[1]	178
	Seneca Gaming Corp.
750	7.250%—05/01/2012	604
	Speedway Motorsports Inc.
250	6.750%—06/01/2013	201

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

HOTELS, RESTAURANTS & LEISURE—Continued
	Vail Resorts Inc.
$250	6.750%—02/15/2014	$199

		2,247

HOUSEHOLD PRODUCTS—0.2%
	Da-Lite Screen Co. Inc.
150	9.500%—05/15/2011	134
	Visant Holding Corp.
200	8.750%—12/01/2013	177

		311

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—3.1%
	AES Corp.
1,250	8.000%—10/15/2017	1,181
	El Paso Corp.
850	7.000%—06/15/2017	782
500	7.250%—06/01/2018	460

		1,242

	Ipalco Enterprises Inc.
500	7.250%—04/01/2016[1]	465
	NRG Energy Inc.
1,000	7.375%—02/01/2016-01/15/2017	944
	Texas Competitive Electric Holdings Co. LLC
100	10.250%—11/01/2015[1]	75
	Williams Cos Inc.
500	7.125%—09/01/2011	490
	Williams Partners LP
400	7.250%—02/01/2017	357

		4,754

IT SERVICES—1.5%
	Sungard Data Systems Inc.
550	9.125%—08/15/2013	462
175	10.250%—08/15/2015	120
2,000	10.625%—05/15/2015[1]	1,670

		2,252

	VeriFone Holdings Inc.
200	1.375%—06/15/2012	93

		2,345

LEISURE EQUIPMENT & PRODUCTS—0.1%
	Leslie’s Poolmart
200	7.750%—02/01/2013	161

MACHINERY—1.3%
	Actuant Corp.
250	6.875%—06/15/2017	206
	SPX Corp.
600	7.625%—12/15/2014[1]	553
	Terex Corp.
250	7.375%—01/15/2014	219
1,250	8.000%—11/15/2017	1,043

		1,262

		2,021

MEDIA—13.7%
	Allbritton Communications Co.
900	7.750%—12/15/2012	450
	British Sky Broadcasting Group plc
750	8.200%—07/15/2009	762

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

MEDIA—Continued
	Cablevision Systems Corp.
$250	7.625%—07/15/2018	$231
1,000	8.000%—04/15/2012	970
1,250	8.334%—04/01/2009[3]	1,262
650	8.500%—04/15/2014[1]	642

		3,105

	Comcast Cable Communications LLC
500	6.875%—06/15/2009	505
	Comcast Corp.
500	1.460%—07/14/2009[3]	493
	COX Communications Inc.
1,750	4.625%—01/15/2010	1,736
	DirecTV Holdings LLC
1,000	8.375%—03/15/2013	1,010
	Dish DBS Corp.
500	6.375%—10/01/2011	481
1,300	6.625%—10/01/2014	1,186
200	7.125%—02/01/2016	185

		1,852

	Hughes Network Systems LLC
350	9.500%—04/15/2014	292
	Intelsat Corp.
250	9.250%—06/15/2016[1]	230
	Intelsat Jackson Hldg.
250	11.250%—06/15/2016	240
	Intelsat Subsidiary Holding Co. Ltd.
650	8.500%—01/15/2013[1]	613
1,000	8.875%—01/15/2015[1]	920

		1,533

	Kabel Deutschland GmbH
150	10.625%—07/01/2014	146
	Lamar Media Corp.
1,350	6.625%—08/15/2015	1,020
	Mediacom Broadband LLC
100	8.500%—10/15/2015	87
	Mediacom LLC
1,150	9.500%—01/15/2013	1,018
	Quebecor Media Inc.
200	7.750%—03/15/2016	158
	Sinclair Television Group
500	8.000%—03/15/2012	356
	Time Warner Inc.
1,500	2.405%—11/13/2009[3]	1,466
	Viacom Inc.
1,250	2.271%—06/16/2009[3]	1,233
	Videotron Ltd.
450	9.125%—04/15/2018[1]	452
1,500	6.875%—01/15/2014	1,432

		1,884

	Virgin Media Finance plc
2,000	9.125%—08/15/2016	1,690

		21,266

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

METALS & MINING—0.5%
	AK Steel Corp.
$250	7.750%—06/15/2012	$209
	Arch Western Finance LLC
450	6.750%—07/01/2013	428
	Freeport-McMoRan Copper & Gold Inc.
250	8.375%—04/01/2017	208

		845

OIL, GAS & CONSUMABLE FUELS—7.9%
	Chesapeake Energy Corp.
250	6.500%—08/15/2017	205
250	6.875%—01/15/2016	214
1,500	9.500%—02/15/2015	1,477

		1,896

	Consol Energy Inc.
1,500	7.875%—03/01/2012	1,477
	Denbury Resources Inc.
1,250	7.500%—04/01/2013	1,069
	Encore Acquisition Co.
750	6.000%—07/15/2015	604
250	7.250%—12/01/2017	203

		807

	Exco Resources Inc.
2,000	7.250%—01/15/2011	1,690
	Foundation PA Coal Co.
300	7.250%—08/01/2014	261
	Mariner Energy Inc.
250	8.000%—05/15/2017	161
	Massey Energy Co.
1,700	6.875%—12/15/2013	1,496
	Peabody Energy Corp.
750	7.375%—11/01/2016	735
	Petroplus Finance Ltd.
50	6.750%—05/01/2014[1]	188
	Range Resources Corp.
1,300	7.250%—05/01/2018	1,186
	Stone Energy Corp.
250	8.250%—12/15/2011	194
	Tennessee Gas Pipeline Co.
1,000	8.000%—02/01/2016[1]	998

		12,158

PAPER & FOREST PRODUCTS—1.6%
	Domtar Corp.
750	7.875%—10/15/2011	697
	Georgia Pacific Corp.
500	8.125%—05/15/2011	485
	Graphic Packaging International Inc.
1,500	8.500%—08/15/2011	1,327
	Verso Paper Holdings LLC
50	9.125%—08/01/2014	21

		2,530

PERSONAL PRODUCTS—0.1%
	Sally Holdings LLC
200	9.250%—11/15/2014	185

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

PHARMACEUTICALS—0.1%
	Warner Chilcott Corp.
$250	8.750%—02/01/2015	$235

REAL ESTATE INVESTMENT TRUSTS (REITs)—0.3%
	Omega Healthcare Investors Inc.
500	7.000%—04/01/2014	463

TEXTILES, APPAREL & LUXURY GOODS—0.1%
	Phillips-Van Heusen Corp.
125	8.125%—05/01/2013	113

WIRELESS TELECOMMUNICATION SERVICES—3.2%
	American Tower Corp.
750	7.000%—10/15/2017[1]	724
250	7.125%—10/15/2012	253

		977

	Centennial Communications Corp.
1,250	7.185%—01/01/2013[3]	1,237
350	8.125%—02/01/2014	361

		1,598

	Crown Castle International Corp.
1,500	9.000%—01/15/2015	1,459
	Intelsat Bermuda Ltd.
1,250	7.625%—04/15/2012	1,006

		5,040

TOTAL CORPORATE BONDS & NOTES (Cost $116,967)		115,160

OTHER INVESTMENT COMPANIES—2.7%
Shares
DIVERSIFIED FINANCIAL SERVICES—2.7%
30,000	iShares iBoxx $ High Yield Corporate Bond Fund	2,257
60,600	SPDR Barclays Capital High Yield Bond ETF	1,932

TOTAL OTHER INVESTMENT COMPANIES (Cost $4,235)		4,189

TOTAL INVESTMENTS—88.8% (Cost $138,721)		137,325

CASH AND OTHER ASSETS, LESS LIABILITIES—11.2%		17,388

TOTAL NET ASSETS—100.0%		$154,713

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS#

The following is a summary of the fair valuations according to the inputs used as of January 31, 2009 in valuing the Fund’s assets and liabilities:

Valuation Description	Investments in Securities
Level 1—Quoted Prices	$4,614
Level 2—Significant Observable Inputs	132,711
Level 3—Significant Unobservable Inputs	—

Total	$137,325

#	Refer to the Security Valuation section of Note 1 in the accompanying Notes to Portfolios of Investments for more information on valuation inputs and their aggregation into levels used in this table.

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.), or using valuation procedures approved by the Board of Trustees. At January 31, 2009, these securities were valued at $12,344 or 8% of net assets.

2	Step coupon security.

3	Floating rate security. The stated rate represents the rate in effect at January 31, 2009.

4	Position or a portion of the position represents an unsettled loan commitment. At period end, the total market value of unsettled commitments totaled $6,953. The coupon rate will be determined at time of settlement.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—January 31, 2009 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of –83.0%)

ASSET-BACKED SECURITIES—2.7%
Principal Amount (000s)		Value (000s)

	ACE Securities Corp. Series 2006-ASP5 Cl. A2A
$667	0.469%—10/25/2036[1,2]	$638
	American Express Credit Corp. MTN[3]
4,400	5.875%—05/02/2013[2]	4,262
	Argent Securities Inc. Pass Through Certificates Series 2006-M2 Cl. A2A
150	0.439%—09/25/2036[1,2]	148
	Asset Backed Funding Certificates Series 2006-HE1 Cl. A2A
1,560	0.449%—01/25/2037[1,2]	1,249
	BA Credit Card Trust
4,200	0.913%—04/15/2013[1,2]	3,956
21,300	1.033%—12/15/2014[1,2]	18,892

		22,848

	Banc of America Commercial Mortgage Inc.
2,500	5.745%—02/10/2051[2,4]	1,737
	Bank of America Credit Card Trust
25,700	1.533%—12/16/2013[1,2]	23,943
	Bear Stearns Commercial Mortgage Securities
2,745	5.116%—02/11/2041[2,4]	2,255
2,100	5.471%—01/12/2045[2,4]	1,468
7,700	5.703%—06/11/2050[2]	5,600

		9,323

	Citigroup/Deutsche Bank Commercial Mortgage
2,600	5.322%—12/11/2049[2]	1,655
	Countrywide Asset-Backed Certificates Series 2006-16 Cl. 2A1
328	0.439%—12/25/2046[1,2]	320
	Series 2006-19 Cl. 2A1
1,099	0.449%—03/25/2037[1,2]	1,066
	Series 2001-BC3 Cl. A
345	0.869%—12/25/2031[1,2]	234

		1,620

	Credit Suisse Mortgage Capital Certification
700	5.658%—03/15/2039[2,4]	528
	Credit-Based Asset Servicing & Securitization LLC Series 2006-CB9 Cl. A1
1,988	0.449%—11/25/2036[1,2]	1,482

ASSET-BACKED SECURITIES—Continued
Principal Amount (000s)		Value (000s)

	First Franklin Mortgage Loan Asset Backed Certificates Series 2006-FF9 Cl. 2A1
$1,774	0.449%—06/25/2036[1,2]	$1,737
	GSAMP Trust
1,823	0.459%—09/25/2036-12/25/2036[1,2]	1,539
	HSI Asset Securitization Corp. Trust Pass Through Certificates Series 2006-HE2 Cl. 2A1
1,132	0.439%—12/25/2036[1,2]	1,010
	Indymac Residential Asset Backed Trust Series 2006-E Cl. 2A1
970	0.449%—04/25/2037[1,2]	913
	JP Morgan Chase Commercial Mortgage
200	5.819%—06/15/2049[2,4]	143
	JP Morgan Mortgage Acquisition Corp. Pass Through Certificates Series 2006-WMC3 Cl. A2
558	0.439%—08/25/2036[1,2]	521
	Long Beach Mortgage Loan Trust Series 2004-4 Cl. 1A1
119	0.669%—10/25/2034[1,2]	52
	Merrill Lynch/Countrywide Commercial Mortgage
2,600	5.172%—12/12/2049[2,4]	1,803
	Morgan Stanley Capital Inc.
1,200	5.387%—03/12/2044[2,4]	902
400	5.809%—12/12/2049[2]	262
12,400	5.881%—06/11/2049[2,4]	8,272

		9,436

	Option One Mortgage Loan Trust Series 2007-1 Cl. 2A1
1,264	0.439%—01/25/2037[1,2]	1,195
	Park Place Securities Inc. Series 2004-MCW1 Cl. A1
4,371	0.701%—10/25/2034[1,2]	3,190
	Residential Asset Mortgage Products Inc. Pass Through Certificates Series 2006-RZ4 Cl. A1A
1,355	0.469%—10/25/2036[1,2]	1,270
	Residential Asset Securities Corp. Pass Through Certificates Series 2006-KS8 Cl. A1
519	0.449%—10/25/2036[1,2]	512
	Series 2006-KS9 Cl. AI1
1,050	0.459%—11/25/2036[1,2]	920

		1,432

	Saxon Asset Securities Trust
	Series 2006-3 Cl. A1
544	0.449%—10/25/2036[1,2]	539
	SBI Home Equity Loan Trust Pass Through Certificates
	Series 2006-1A Cl. 1A2A
1,250	0.559%—08/25/2036[1,2,5]	1,224
	Securitized Asset Backed Receivables LLC Pass Through Certificates
	Series 2007-HE1 Cl. 2A2
2,171	0.449%—12/25/2036[1,2]	1,874
	SLM Student Loan Trust
1,624	1.459%—01/25/2015[1,2]	1,570

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

ASSET-BACKED SECURITIES—Continued
Principal Amount (000s)		Value (000s)

	Small Business Administration
	Series 2003-20I Cl. 1
$615	5.130%—09/01/2023[2]	$641
	Series 2001-20A Cl. 1
1,441	6.290%—01/01/2021[2]	1,528
	Series 2000-P10 Cl. 1
100	7.449%—08/10/2010[2]	102

		2,271

	Wachovia Bank Commercial Mortgage Trust
2,600	0.509%—06/15/2049[1,2,5]	859
2,000	5.308%—11/15/2048[2]	1,366
11,800	5.416%—01/15/2045[2,4]	8,498

		10,723

	Wells Fargo Home Equity Trust
	Series 2006-3 Cl. A1
530	0.439%—01/25/2037[1,2]	513

TOTAL ASSET-BACKED SECURITIES (Cost $125,322)		112,388

BANK LOAN OBLIGATIONS—0.3%
	Chrysler Finance Co. (Term B)
12,838	6.000%—08/03/2012[2]	7,813
	Cablevision Systems Corp. (Term B)
1,655	2.083%—03/29/2013[2]	1,480
	First Data Corp. (Term B2)
1,862	3.139%—09/24/2014[2]	1,180
	First Data Corp. (Term B1)
1,802	3.139%—09/24/2014[2]	1,144
316	3.159%—09/24/2014[2]	200

		1,344

	First Data Corp. (Term B3)
3,980	3.139%—09/24/2014[2]	2,525

TOTAL BANK LOAN OBLIGATIONS (Cost $21,145)		14,342

COLLATERALIZED MORTGAGE OBLIGATIONS—5.2%
	American Home Mortgage Investment Trust
	Series 2004-4 Cl. 4A
1,819	4.390%—02/25/2045[1,2]	1,008
	Banc of America Funding Corp.
	Series 2005-D Cl. A1
2,757	4.155%—05/25/2035[1,2]	2,142
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2000-2 Cl. A1
132	4.564%—11/25/2030[1,2]	121
	Series 2005-10 Cl. A1
8,178	4.750%—10/25/2035[1,2]	7,810
	Series 2003-1 Cl. 6A1
1,134	5.037%—04/25/2033[2,4]	980

		8,911

	Bear Stearns Alt-A Trust
	Series 2006-8 Cl. 3A1
2,989	0.549%—02/25/2034[1,2]	1,421
	Series 2005-4 Cl. 3A1
3,575	5.363%—05/25/2035[2,4]	2,540
	Series 2005-7 Cl. 2A1
1,774	5.488%—09/25/2035[2,4]	979

		4,940

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	Bear Stearns Commercial Mortgage Securities
$700	5.331%—02/11/2044[2]	$501
	Series 2006 PWR11 Cl. A4
1,810	5.456%—03/11/2039[2,4]	1,521
	Series 2007-PW18 Cl. A4
6,400	5.700%—06/11/2050[2]	4,722
	Series 2006 PW12 Cl. A4
2,410	5.718%—09/11/2038[2,4]	1,995

		8,739

	Bear Stearns Mortgage Funding Trust
	Series 2007-AR1 Cl. 2A1
4,453	0.459%—02/25/2037[1,2]	3,869
	Commercial Mortgage Pass Through Certificate
	Series 2006-C8 Cl A4
7,700	5.306%—12/10/2046[2]	5,398
	Countrywide Alternative Loan Trust Class 1A1
	Series 2005-59
23,261	0.689%—11/20/2035[1,2]	11,744
	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2004-HYB9 Cl. 1A1
6,970	4.730%—02/20/2035[2,4]	4,947
	Series 2004-22 Cl. A3
3,802	4.789%—11/25/2034[2,4]	2,706
	Series 2005-HYB9 Cl. 3A2A
1,226	5.250%—02/20/2036[1,2]	729
	Series 2003-10 Cl. A2
175	5.750%—05/25/2033[2]	172

		8,554

	Federal Home Loan Mortgage Corp. REMIC[6]
65,045	0.483%—07/15/2019-10/15/2020[1,2]	63,684
23,662	0.563%—02/15/2019[1,2]	23,168
3,046	0.633%—05/15/2036[1,2]	2,920
231	0.783%—11/15/2030[1,2]	225
4,301	5.000%—04/25/2033[2]	4,393
404	8.000%—08/15/2022[2]	419
62	9.000%—12/15/2020[2]	67

		94,876

	Federal National Mortgage Association
561	6.500%—12/25/2042[2]	577
	Federal National Mortgage Association REMIC[6]
	Series 2006-5 Cl. 3A2
756	4.668%—05/25/2035[1,2]	764
	FHLMC Structured Pass Through Securities
	Series T-63 Cl. 1A1
394	3.456%—02/25/2045[1,2]	351
1,414	4.663%—08/15/2032[2,4]	1,404

		1,755

	First Nationwide Trust
	Series 2001-3 Cl. 1A1
15	6.750%—08/21/2031[2]	15
	Greenwich Capital Commercial Funding
	Series 2007-GG9
2,500	5.444%—03/10/2039[2]	1,713
	GS Mortgage Securities Corporation II
	Series 2007-GG10
6,700	5.799%—08/10/2045[2,4]	4,025

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	GSR Mortgage Loan Trust Pass Through Certificates
	Series 2005-AR6 Cl. 2A1
$12,481	4.540%—09/25/2035[1,2]	$10,276
	Pass Through Certificates
	Series 2005-AR7 Cl. 6A1
4,815	5.244%—11/25/2035[2,4]	3,297

		13,573

	Harborview Mortgage Loan Trust Pass-through Certificates
	Series 2005-2 Cl. 2A1A
733	0.554%—05/19/2035[1,2]	344
	IndyMac ARM Trust
	Series 2001-H2 Cl. A2
16	4.442%—01/25/2032[1,2]	12
	IndyMac Index Mortgage Loan Trust Pass Through Certificates
	Series 2005-AR31 Cl. 1A1
4,478	4.880%—01/25/2036[2,4]	3,155
	J.P. Morgan Chase Commercial Mortgage Sec. Class A4
	Series 2007-LD12
1,600	5.882%—02/15/2051[2,4]	1,033
	J.P. Morgan Chase Commercial Mortgage Securities Trust 2006
5,125	5.336%—05/15/2047[2]	3,285
	J.P. Morgan Chase Commercial Mortgage Securities Trust 2007
15,100	5.420%—01/15/2049[2]	9,134
	LB-UBS Commercial Mortgage Trust Pass Through Certificates
	2006 C6 COML CLA4
2,200	5.372%—09/15/2039[2]	1,548
	Lehman Brothers Floating Rate Commercial Mortgage Trust Pass Through Certificates
	Series 2006-LLFA Cl. A1
561	0.413%—09/15/2021[1,2,5]	434
	Merrill Lynch Mortgage Investors Inc. Pass Through Certificates
	Series 2005-A10 Cl. A
2,256	0.599%—02/25/2036[1,2]	1,202
	Series 2005-3 Cl. 4A
647	0.639%—11/25/2035[1,2]	463

		1,665

	Merrill Lynch/Countrywide Commercial MTG Class A4
	Series 2007-6
1,800	5.485%—03/12/2051[2,4]	1,128
	Morgan Stanley Capital I
	Series 2007-XLFA Cl. A1
1,291	0.394%—10/15/2020[1,2,5]	985
	Residential Funding Mortgage
	Series 2006-SA1 Cl. 2A1
1,265	5.584%—02/25/2036[2,4]	815
	Sovereign Commercial Mortgage Securities
	Series 2007-C1 Cl. A2
1,100	5.780%—07/22/2030[2,4,5]	834
	Structured Asset Mortgage Investments Inc. Pass Through Certificates
	Series 2005-AR5 Cl. A2
2,569	0.609%—07/19/2035[1,2]	1,934
	Structured Asset Securities Corp.
	Series 2002-1A Cl. 4A
44	4.687%—02/25/2032[1,2]	39
	Series 2001-21A Cl. 1A1
43	5.221%—01/25/2032[1,2]	35

		74

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	Thornburg Mortgage Securities Trust Pass Through Certificates
	Series 2006-6 Cl. A1
$3,005	0.499%—11/25/2046[1,2]	$2,507
	Wachovia Bank Commercial Mortgage Trust
	Series 2006-WHL7 Cl. A1
11,636	0.423%—09/15/2021[1,2,5]	8,210
	Series 2007-C31
2,300	5.509%—04/15/2047[2]	1,191

		9,401

	Washington Mutual Pass Through Certificates
	Series 2005-AR13 Cl. A1A1
846	0.679%—10/25/2045[1,2]	465
	Wells Fargo Mortgage Backed
	Securities Series 2006-AR2 Cl. A1
4,757	4.950%—03/25/2036[2,4]	3,256

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $256,786)		214,612

CONVERTIBLE PREFERRED STOCKS—0.5%
Shares
	American International Group Inc.
363,200	8.500%—08/01/2011[2]	3,269
	Bank of America Corp.
34,100	7.250%—12/31/2049[2]	17,204
	Citigroup Inc.
17,800	6.500%—12/31/2049[2]	271

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $36,610)		20,744

CORPORATE BONDS & NOTES—33.1%
Principal Amount (000s)
	Access Group Inc.
$23,302	2.459%—10/27/2025[1,2]	21,469
	AIG Sunamerica Inst. Fund
20,000	1.304%—07/26/2010[2]	16,225
	Allstate Life Global Funding Trust MTN[3]
4,600	5.375%—04/30/2013[2]	4,645
	American Airlines Inc.
	Series 2001-2 Cl. A1
136	6.978%—04/01/2011[2]	126
	American Express Bank
6,500	5.500%—04/16/2013[2]	6,223
9,500	6.000%—09/13/2017[2]	8,854

		15,077

	American Express Centurion Bank
10,800	0.416%—03/23/2010[1,2]	10,025
9,500	6.000%—09/13/2017[2]	8,854

		18,879

	American Express Credit Corp.
100	0.593%—12/02/2010[1,2]	89
	American Express Credit Corp. MTN[3]
400	0.489%—06/16/2011[1,2]	346

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	American Express Global
$6,400	7.000%—03/19/2018[2]	$6,373
	American General Finance Corp. MTN[3]
5,253	4.625%—09/01/2010[2]	3,121
1,800	4.875%—05/15/2010[2]	1,128

		4,249

	American Honda Finance Corp. MTN[3]
5,700	2.438%—02/09/2010[1,2,5]	5,620
	American International Group Inc.
€5,300	4.875%—03/15/2067[2,4]	1,832
$900	5.050%—10/01/2015[2]	654
100	5.375%—10/18/2011[2]	87
1,100	8.250%—08/15/2018[2,5]	903
£1,400	8.625%—05/22/2038[2,4]	690

		4,166

	American International Group Inc. MTN[3]
$7,000	1.625%—03/20/2012[1,2]	4,432
1,100	4.950%—03/20/2012[2]	930

		5,362

	Amgen Inc.
24,000	6.900%—06/01/2038[2]	26,587
	Anadarko Petroleum Corp.
15,200	2.396%—09/15/2009[1,2]	14,933
	Anheuser-Busch Cos Inc.
200	5.500%—01/15/2018[2]	178
	ANZ National International Ltd.
5,000	2.428%—08/07/2009[1,2,5]	4,997
	AstraZeneca plc
1,700	5.900%—09/15/2017[2]	1,832
1,600	6.450%—09/15/2037[2]	1,770

		3,602

	AT&T Inc.
4,200	4.950%—01/15/2013[2]	4,285
5,000	5.500%—02/01/2018[2]	4,976
2,900	6.300%—01/15/2038[2]	2,842

		12,103

	Bank of America Corp.
14,150	8.000%—12/29/2049[2,4]	7,504
	Barclays Bank plc
26,700	5.450%—09/12/2012[2]	26,661
	Bear Stearns Cos. Inc.
13,700	1.486%—07/19/2010[1,2]	13,221
4,971	6.400%—10/02/2017[2]	5,008

		18,229

	Bear Stearns Cos. Inc. MTN[3]
4,800	1.558%—03/30/2009[1,2]	4,788
12,200	2.263%—08/21/2009[1,2]	12,125
14,831	6.950%—08/10/2012[2]	15,561

		32,474

	BNP Paribas
9,600	5.186%—06/29/2049[2,4,5]	4,362
	Calabash Re Ltd.
	Series 2006-I Cl. A1
1,100	10.396%—01/08/2010[1,5]	1,070
	Cemex Inc.
3,100	6.722%—12/31/2049[2,4,5]	1,301

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	China Development Bank
$600	5.000%—10/15/2015[2]	$608
	CIT Group Inc. MTN[3]
8,700	2.269%—08/17/2009[1,2]	8,263
	Citigroup Capital XXI
15,200	8.300%—12/21/2057[2,4]	7,894
	Citigroup Funding Inc.
17,100	1.504%—04/30/2012[1,2]	17,187
	Citigroup Funding Inc. MTN[3]
1,200	0.356%—04/23/2009[1,2]	1,193
3,600	1.466%—06/26/2009[1,2]	3,566

		4,759

	Citigroup Inc.
9,000	1.496%—12/28/2009[1,2]	8,771
1,700	5.300%—10/17/2012[2]	1,555
20,500	5.500%—08/27/2012-04/11/2013[2]	18,796
1,100	5.850%—07/02/2013[2]	1,015
12,200	6.000%—02/21/2012-08/15/2017[2]	11,295
5,600	6.125%—08/25/2036[2]	3,958
9,100	7.250%—10/01/2010[2]	8,838
68,800	8.400%—04/29/2049[2,4]	25,214

		79,442

	Codelco Inc.
500	6.150%—10/24/2036[2,5]	363
	Comcast Corp.
5,500	1.460%—07/14/2009[1,2]	5,427
1,200	5.875%—02/15/2018[2]	1,184
1,200	6.450%—03/15/2037[2]	1,154

		7,765

	Daimler Chrysler Auto Trust
	Series 2008-B Cl. A2B
7,973	1.351%—07/08/2011[1,2]	7,617
	Series 2008-B Cl. A3B
3,300	1.901%—09/10/2012[1,2]	2,877

		10,494

	DaimlerChrysler North America Holding Corp. MTN[3]
4,400	1.634%—08/03/2009[1,2]	4,247
6,300	2.346%—03/13/2009[1,2]	6,300

		10,547

	Dell Inc.
8,800	5.650%—04/15/2018[2]	8,514
	Deutsche Bank AG
8,400	6.000%—09/01/2017[2]	8,053
	Dominion Resources Inc.
27,970	2.921%—06/17/2010[1,2]	27,100
	El Paso Corp. MTN3
200	8.050%—10/15/2030[2]	159
	Enel Finance International SA
12,600	6.250%—09/15/2017[2,5]	11,195
	Export-Import Bank of China
600	4.875%—07/21/2015[2,5]	600
	Fifth Third Bank Corp.
21,900	8.250%—03/01/2038[2]	16,539
	Ford Credit Auto Owner Trust
22,033	1.533%—12/15/2010[1,2]	21,356

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	Ford Motor Credit Co. LLC
$10,500	4.010%—01/13/2012[1,2]	$6,523
6,800	5.700%—01/15/2010[2]	5,762
5,530	7.250%—10/25/2011[2]	3,940
3,000	7.375%—10/28/2009	2,689

		18,914

	Gaz Capital SA
900	6.212%—11/22/2016[2,5]	662
	Gazprom LPN
4,400	10.500%—10/21/2009[2]	4,552
	General Electric Capital Corp.
23,519	0.484%—03/20/2013[1,2]	21,025
1,300	1.473%—10/06/2010[1,2]	1,257
€14,500	5.500%—09/15/2067[2,5]	10,127

		32,409

	General Electric Capital Corp. MTN[3]
$900	1.189%—10/26/2009[1,2]	888
2,500	1.213%—01/20/2010[1,2]	2,454
2,000	1.611%—01/08/2016[1,2]	1,518
9,000	2.219%—08/15/2011[1,2]	8,124
6,400	5.875%—01/14/2038[2]	5,105
6,300	6.875%—01/10/2039[2]	5,598

		23,687

	GMAC LLC
800	6.000%—12/15/2011[2]	538
	Goldman Sachs Group Inc.
7,700	1.588%—06/23/2009[1,2]	7,617
22,200	5.950%—01/18/2018[2]	20,046
5,600	6.150%—04/01/2018[2]	5,122
9,100	6.250%—09/01/2017[2]	8,434

		41,219

	Goldman Sachs Group Inc. MTN[3]
8,780	1.455%—07/23/2009[1,2]	8,670
6,500	1.518%—03/30/2009[1,2]	6,473

		15,143

	HBOS Treasury Services plc MTN[3]
7,300	1.183%—07/17/2009[1,2,5]	7,252
	HSBC Bank USA
5,400	2.329%—06/10/2009[1,2]	5,366
	HSBC Finance Corp.
3,300	1.193%—10/21/2009[1,2]	3,154
	HSBC Holdings plc
1,700	6.500%—05/02/2036[2]	1,556
	ICICI Bank Ltd.
7,100	1.894%—01/12/2010[1,2,5]	6,464
	International Lease Finance Corp. MTN[3]
900	4.950%—02/01/2011[2]	722
	JP Morgan Chase & Co
24,227	6.625%—03/15/2012[2]	24,638
6,200	7.900%—04/29/2049[2,4]	4,724

		29,362

	JP Morgan Chase Bank
7,000	6.000%—10/01/2017[2]	6,831
	JP Morgan Chase Capital XX
800	6.550%—09/29/2036[2]	607

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	KeyBank NA
$8,500	4.467%—06/02/2010[1,2,5]	$8,162
	Keycorp MTN[3]
2,300	6.500%—05/14/2013[2]	2,214
	Korea Development Bank
15,000	1.565%—04/03/2010[1,2]	14,525
	Lehman Brothers Holdings Inc.*
11,900	2.911%—08/21/2009	1,636
€8	5.091%—04/05/2011	1
1,100	5.125%—06/27/2014[2]	162

		1,799

	Lehman Brothers Holdings Inc. MTN*[3]
$200	2.851%—12/23/2008	28
7,500	2.878%—04/03/2009	1,031
1,100	2.951%—05/25/2010	151
3,000	2.966%—11/10/2009	413
3,400	3.010%—07/18/2011	468
13,270	3.375%—01/26/2017	1,825
5,000	5.625%—01/24/2013	725
2,200	6.875%—05/02/2018	319

		4,960

	Lloyds Banking Group plc
800	5.920%—09/29/2049[5]	160
	Merrill Lynch & Co. Inc.
12,700	1.720%—05/02/2017[1,2]	9,818
5,100	6.400%—08/28/2017[2]	4,776

		14,594

	Merrill Lynch & Co. Inc. MTN[3]
4,400	2.223%—08/14/2009[1,2]	4,323
5,400	2.290%—12/04/2009[1,2]	5,253
15,500	2.438%—05/08/2009[1,2]	15,364
17,700	6.875%—04/25/2018[2]	17,069

		42,009

	MetLife Inc.
1,600	6.400%—12/15/2036[2]	975
	Metropolitan Life Global Funding I MTN[3]
8,800	2.189%—05/17/2010[1,2,5]	7,940
	Monumental Global Funds
3,400	5.500%—04/22/2013[2,5]	3,096
	Morgan Stanley
23,600	1.950%—06/20/2012[2]	23,301
10,800	2.556%—05/07/2009[1,2]	10,595

		33,896

	Morgan Stanley MTN[3]
14,400	1.184%—01/15/2010[1,2]	13,628
9,400	4.233%—05/14/2010[1,2]	8,951

		22,579

	MUFG Capital Finance 1 Ltd.
700	6.346%—07/29/2049[2]	495
	National Australia Bank Ltd.
4,700	2.204%—09/11/2009[1,2,5]	4,703
32,300	2.838%—02/08/2010[1,2,5]	32,312

		37,015

	National City Bank Cleveland Ohio MTN[3]
7,000	4.500%—03/15/2010[2]	6,982

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	Nationwide Life Global Funding
$43,200	5.450%—10/02/2012[2,5]	$37,989
	NGPL PipeCo LLC
4,000	6.514%—12/15/2012[2,5]	3,738
	Oracle Corp.
10,200	4.950%—04/15/2013[2]	10,778
10,000	5.750%—04/15/2018[2]	10,423

		21,201

	Peabody Energy Corp.
1,500	7.875%—11/01/2026[2]	1,282
	Petroleos Mexicanos
20,100	8.000%—05/03/2019[5]	20,150
	Petroleum Export Ltd.
423	5.265%—06/15/2011[2,5]	356
	Philip Morris International Inc.
3,000	5.650%—05/16/2018[2]	3,007
	President and Fellows of Harvard College
9,000	6.000%—01/15/2019[2,5]	9,325
47,000	6.500%—01/15/2039[2,5]	49,697

		59,022

	Pricoa Global Funding
6,200	1.274%—01/30/2012[1,2,5]	4,537
5,200	1.666%—09/27/2013[1,2,5]	3,430

		7,967

	Principal Life Inc. MTN[3]
4,100	5.300%—04/24/2013[2]	3,932
6,400	5.550%—04/27/2015[2]	6,015

		9,947

	Qwest Capital Funding Inc.
43	7.250%—02/15/2011[2]	40
	Qwest Corp.
300	7.500%—06/15/2023[2]	224
2,400	7.625%—06/15/2015[2]	2,184

		2,408

	Ras Laffan LNG III Series B
1,800	5.838%—09/30/2027[2,5]	1,192
	Resona Bank Ltd.
800	5.850%—09/29/2049[2,4,5]	429
	Rohm & Haas Co.
2,500	6.000%—09/15/2017[2]	2,115
	Santander Perpetual SA Unipersonal
10,500	6.671%—10/29/2049[2,4,5]	5,946
	Santander US Debt SA Unipersonal
5,000	2.261%—11/20/2009[1,2,5]	4,943
	Siemens Finance NV
6,100	2.183%—08/14/2009[1,2,5]	6,103
18,000	5.500%—02/16/2012[2,5]	18,728

		24,831

	Small Business Administration
11,032	5.720%—01/01/2029[2]	11,582
32,403	6.020%—08/01/2028[2]	34,647

		46,229

	SMFG Preferred Capital USD 1 Ltd.
2,300	6.078%—01/29/2049[2,4,5]	1,548
	State Street Capital Trust III
4,500	8.250%—12/29/2049[2,4]	3,424

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	State Street Capital Trust IV
$700	2.996%—06/01/2067[1,2]	$240
	Sumitomo Mitsui Banking Corp.
5,900	5.625%—07/29/2049[2,4,5]	4,388
	Sun Life Financial Global Funding
24,500	1.619%—07/06/2011[1,2,5]	20,995
	Target Corp.
7,900	5.125%—01/15/2013[2]	8,199
	Time Warner Inc.
4,400	2.405%—11/13/2009[1,2]	4,300
	TNK-BP Finance SA
900	6.125%—03/20/2012[2,5]	698
	TransCanada Pipelines Ltd
2,400	7.625%—01/15/2039[2]	2,490
	TransCapitalInvest Ltd.
2,200	8.700%—08/07/2018[2,5]	1,673
	UBS AG
3,200	5.875%—12/20/2017[2]	2,865
	UBS AG MTN[3]
23,700	2.154%—05/05/2010[1,2]	23,646
3,600	5.750%—04/25/2018[2]	3,181

		26,827

	UFJ Finance Aruba AEC
200	6.750%—07/15/2013[2]	202
	Union Pacific Corp.
9,400	5.700%—08/15/2018[2]	9,023
	United Airlines Inc.* Pass Through Certificates
1,799	9.060%—06/17/2015	10
	United Health Group Inc.
3,700	4.875%—02/15/2013[2]	3,517
	US Bank Capital IX
8,900	6.189%—04/15/2049[2,4]	3,739
	Vale Overseas Ltd.
900	6.250%—01/23/2017[2]	868
900	6.875%—11/21/2036[2]	777

		1,645

	Verizon Communications Inc.
14,700	1.475%—04/03/2009[1,2]	14,701
400	5.250%—04/15/2013[2]	408

		15,109

	Virginia Electric and Power Co.
600	6.350%—11/30/2037[2]	604
	Wachovia Bank NA
8,100	1.538%—03/23/2009[1,2]	8,069
	Wachovia Corp.
1,600	5.625%—10/15/2016[2]	1,407
10,200	5.750%—02/01/2018[2]	10,056

		11,463

	Wachovia Corp. MTN[3]
3,800	2.253%—12/01/2009[1,2]	3,757
	Wells Fargo & Co.
135,800	7.980%—02/28/2049[2,4]	84,311

TOTAL CORPORATE BONDS & NOTES (Cost $1,565,634)		1,369,192

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FOREIGN GOVERNMENT OBLIGATIONS—0.9%
Principal Amount (000s)				Value (000s)

			ANZ National International Ltd.
	$6,200		6.200%—07/19/2013[2,5]	$6,016
			Bank of Scotland plc
	6,300		2.253%—12/08/2010[1,2,5]	5,821
			Corp Nacional del Cobre de Chile—CODELCO
	6,600		7.500%—01/15/2019[2,5]	6,724
			Electricite de France NT
	5,100		5.500%—01/26/2014[2,5]	5,305
	5,100		6.500%—01/26/2019[2,5]	5,301
	5,100		6.950%—01/26/2039[2,5]	5,275

				10,881

			Federative Republic of Brazil
R$	2,200		10.250%—01/10/2028	903
			National Australia Bank Ltd.
	$5,100		5.350%—06/12/2013[2,5]	4,838
			Royal Bank of Scotland Group plc MTN[3]
	5,700		7.640%—03/31/2049[2,4]	884

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $45,913)			41,067

MORTGAGE PASS-THROUGH—128.1%
			Federal Home Loan Mortgage Corp.
	2,800		4.875%—06/13/2018[2]	3,049
	2,890		5.000%—10/01/2018[2]	2,979
	3,700		5.000%—12/14/2018[2,3]	3,492
	1,345		5.031%—08/01/2035[1,2]	1,366
	61		5.068%—06/01/2024[1,2]	61
	154,761		5.500%—04/01/2037-09/01/2038[2]	158,499
	7,396		6.000%—07/01/2016-08/01/2038[2]	7,669

				177,115

			Federal Home Loan Mortgage Corp. TBA[7]
	210,000		5.000%—02/01/2039-03/12/2039	212,953
	38,000		5.500%—03/11/2009-03/12/2039	145,503
	112,000		6.000%—02/12/2039-03/12/2039	115,407

				473,863

			Federal Housing Authority Project
			221D4 Banco-5
	88		7.400%—02/01/2021[2]	88
			221D4 Greystone 98-4
	2,691		7.430%—10/01/2020[2]	2,708

				2,796

			Federal National Mortgage Association
	1,236		3.453%—10/01/2040[1,2]	1,219
	3,992		4.500%—01/01/2023-11/01/2023[2]	4,055
	5,238		4.631%—08/01/2035[1,2]	5,304
	12,395		4.831%—06/01/2035[1,2]	12,592
	315,476		5.000%—12/01/2016-06/01/2037[2]	321,794
	1,011		5.066%—05/01/2035[1,2]	1,039
	819,364		5.500%—11/01/2016-11/01/2038[2]	840,417
	—	**	5.500%—06/01/2035-11/01/2035	—	**
	411,420		6.000%—04/01/2016-09/01/2038[2]	424,622
	3		9.000%—11/01/2009[2]	3

				1,611,045

MORTGAGE PASS-THROUGH—Continued
Principal Amount (000s)		Value (000s)

	Federal National Mortgage Association TBA[7]
$222,600	5.000%—11/13/2038-03/12/2039	$226,604
1,217,500	5.500%—02/18/2024-03/12/2039	1,244,094
1,528,000	6.000%—01/13/2039-03/12/2039	1,576,105

		3,046,803

	Government National Mortgage Association
9,311	6.000%—03/15/2037-11/15/2038[2]	9,599
	Government National Mortgage Association II
623	4.625%—08/20/2022-07/20/2027[1,2]	628
1,175	4.750%—02/20/2032[1,2]	1,181
440	5.125%—12/20/2024-11/20/2029[1,2]	446
367	5.375%—03/20/2017-02/20/2025[1,2]	375

		2,630

TOTAL MORTGAGE PASS-THROUGH (Cost $5,169,102)		5,323,851

MUNICIPAL BONDS—1.6%
	Arcadia Unified School District
7,200	5.000%—08/01/2037[2]	6,813
	Badger Tobacco Asset Securitization Corp.
4,300	6.375%—06/01/2032[2]	3,458
	Buckeye Tobacco Settlement Financing Authority
2,800	5.875%—06/01/2030[2]	1,788
	California St.
15,700	5.000%—11/01/2037[2]	13,952
	Chicago Transit Authority
800	6.300%—12/01/2021[2]	832
11,200	6.899%—12/01/2040[2]	11,548

		12,380

	City of San Antonio TX
6,765	4.750%—05/15/2037[2]	6,373
	Los Angeles Community College
8,500	5.000%—08/01/2031[2]	8,309
	North Texas Tollway Authority
3,000	5.000%—01/01/2035[2]	3,387
	Texas Public Finance Authority
5,000	5.000%—02/01/2014[2]	5,676
	University of Arkansas
3,900	5.000%—11/01/2031[2]	3,853

TOTAL MUNICIPAL BONDS (Cost $68,138)		65,989

PURCHASED OPTIONS—0.5%
No. of Contracts (000s)
	Swap Option
209,700	Expire 02/02/2009[2]	7,578
179,100	Expire 02/04/2011[2]	5,242
36,800	Expire 07/02/2009[2]	1,204
127,800	Expire 08/03/2009[2]	3,705
149,100	Expire 08/03/2009	5,424

TOTAL PURCHASED OPTIONS (Cost $7,529)		23,153

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

U.S. GOVERNMENT OBLIGATIONS—10.1%
Principal Amount (000s)		Value (000s)

	U.S. Treasury Bonds
$39,773	1.750%—01/15/2028[2,8]	$35,410
115,584	2.000%—07/15/2014[2,8]	114,970
19,734	2.375%—01/15/2025[2,8]	19,296
17,931	2.500%—01/15/2029[2,8]	18,060

		187,736

	U.S. Treasury Notes
1,558	1.625%—01/15/2015[2,8]	1,511
1,042	1.875%—07/15/2013[2,8]	1,037
20,805	2.000%—01/15/2014-01/15/2016[2,8]	20,696
59,400	2.375%—08/31/2010[2,8]	61,066
14,153	2.625%—07/15/2017[2,8]	14,790
94,221	3.000%—07/15/2012[2,8]	97,637
35,173	3.500%—01/15/2011[2,8]	35,987

		232,724

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $412,115)		420,460

SHORT-TERM INVESTMENTS—3.6%
BANK OBLIGATIONS—0.6%
	Bank of Ireland
15,250	1.134%—01/15/2010[2]	15,249
	Calyon Bank
1,100	1.501%—06/29/2010[2]	1,099
	Nordea Bank Finland plc
10,000	0.394%—04/09/2009[2]	10,000

		26,348

REPURCHASE AGREEMENTS—1.0%
24,000	Repurchase Agreement with Credit Suisse First Boston dated January 31, 2009 due February 2, 2009 at 0.260% collateralized by U.S. Treasury Notes (market value $24,001)[2]	24,000
15,000	Repurchase Agreement with JP Morgan Chase dated January 31, 2009 due February 2, 2009 at 0.270% collateralized by U.S. Treasury Notes (market value $15,000)[2]	15,000

		39,000

SHORT-TERM INVESTMENTS—Continued
Principal Amount (000s)		Value (000s)

U.S. GOVERNMENT AGENCIES—0.3%
	Federal Home Loan Bank
$13,000	0.200%—02/24/2009[2]	$12,998

U.S. TREASURY BILLS—1.7%
	U.S. Treasury Bill
1,590	0.006%—03/12/2009[2,8]	1,590
4,970	0.010%—04/09/2009[2,8]	4,968
5,860	0.020%—02/26/2009[2,8]	5,860
1,200	0.099%—02/19/2009[2,8]	1,200
1,460	0.100%—02/26/2009[2,8]	1,460
340	0.105%—02/12/2009[2,8]	340
17,000	0.115%—02/26/2009[2,8]	16,999
3,500	0.127%—02/19/2009[2,8]	3,500
610	0.132%—02/19/2009[2,8]	610
380	0.220%—02/19/2009[2,8]	380
5,890	0.220%—04/29/2009[2,8]	5,887
2,867	0.380%—08/27/2009[2,8]	2,861
23,960	0.800%—03/05/2009-06/04/2009[2,8]	23,958
740	0.980%—05/15/2009[2,8]	740
2,060	1.000%—03/19/2009[2,8]	2,060

		72,413

TOTAL SHORT-TERM INVESTMENTS (Cost $150,759)		150,759

TOTAL INVESTMENTS—186.6% (Cost $7,859,053)		7,756,557
CASH AND OTHER ASSETS, LESS LIABILITIES—(86.6)%		(3,599,047)

TOTAL NET ASSETS—100.0%		$4,157,510

SWAP AGREEMENTS OPEN AT JANUARY 31, 2009

Interest Rate Swaps Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
UBS AG	3-Month AUD BBR-BBSW	Pay	7.500%	03/15/2010	AUD$ 5,400	$179
UBS AG	3-Month AUD BBR-BBSW	Pay	7.000	06/15/2010	84,300	1,981
UBS AG	6-Month AUD BBR-BBSW	Pay	7.500	03/15/2011	36,500	1,800
Deutsche Bank AG	6-Month AUD BBR-BBSW	Pay	7.000	03/20/2013	4,900	330
Merrill Lynch & Co., Inc.	3-Month BRL-Banco Central do Brazil	Pay	12.948	01/04/2010	R$ 4,400	19
Morgan Stanley Capital Services, Inc.	3-Month BRL-Banco Central do Brazil	Receive	12.780	01/04/2010	10,400	23
Morgan Stanley Capital Services, Inc.	Brazil Cetip Interbank Deposit Rate	Pay	12.670	01/04/2010	7,800	34
UBS AG	Brazil Cetip Interbank Deposit Rate	Pay	12.410	01/04/2010	7,800	14
Merrill Lynch & Co., Inc.	3-Month BRL-Banco Central do Brazil	Pay	11.430	01/04/2010	10,700	(86)
Barclays Capital, London	3-Month BRL-Banco Central do Brazil	Pay	11.360	01/04/2010	11,700	(102)
HSBC Bank USA, N.A.	3-Month BRL-Banco Central do Brazil	Pay	14.765	01/02/2012	900	15
Merrill Lynch & Co., Inc.	Business Day - CDI	Pay	11.980	01/02/2012	13,000	(28)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

Interest Rate Swaps Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
UBS AG	Brazil Cetip Interbank Deposit Rate	Pay	12.540	01/02/2012	$15,400	$72
UBS AG	Business Day - CDI	Pay	10.575	01/02/2012	17,500	(44)
Royal Bank of Scotland	6-Month BP-LIBOR	Pay	6.000	03/20/2009	£9,300	(92)
Barclays Capital, London	6-Month BP-LIBOR	Pay	6.000	03/20/2009	10,000	(94)
Barclays Capital, London	6-Month BP-LIBOR	Pay	5.000	06/15/2009	10,600	442
Credit Suisse International	6-Month BP-LIBOR	Pay	5.000	06/15/2009	2,100	76
HSBC Bank USA, N.A.	6-Month BBA-LIBOR	Pay	5.000	09/17/2013	6,400	717
Deutsche Bank AG	6-Month BP-LIBOR	Pay	5.000	03/18/2014	11,200	1,503
Deutsche Bank AG	6-Month BP-LIBOR	Pay	5.000	03/18/2014	31,800	4,254
Royal Bank of Scotland	6-Month BP-LIBOR	Pay	5.250	03/18/2014	7,400	1,127
Merrill Lynch & Co., Inc.	6-Month BP-LIBOR	Receive	4.000	12/15/2035	2,000	(4)
Barclays Capital, London	6-Month BP-LIBOR	Receive	4.000	12/15/2036	2,200	(395)
Royal Bank of Scotland	6-Month BP-LIBOR	Receive	4.000	12/15/2036	6,100	(1,285)
Deutsche Bank AG	6-Month BP-LIBOR	Receive	4.000	12/15/2036	5,400	(1,829)
HSBC Bank USA, N.A.	6-Month BP-LIBOR	Receive	4.000	12/15/2036	4,000	(835)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090	10/15/2010	€7,200	283
Barclays Capital, London	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.102	10/15/2010	1,000	44
UBS Warburg AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.145	10/15/2010	1,300	59
Royal Bank of Scotland	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955	03/28/2012	2,200	26
Royal Bank of Scotland	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950	03/30/2012	3,500	39
BNP Paribas Bank	6-Month EUR-LIBOR	Pay	4.500	03/18/2014	7,600	770
BNP Paribas Bank	On-the-Run Treasury Bond	Pay	0.763	02/05/2009	$22,500	109
Morgan Stanley Capital Services, Inc.	3-Month US-LIBOR	Pay	4.000	06/17/2010	242,300	6,452
Royal Bank of Scotland	3-Month US-LIBOR	Pay	4.000	06/17/2010	53,500	1,456
Barclays Bank plc	3-Month US-LIBOR	Pay	4.000	12/16/2010	9,000	178
Royal Bank of Scotland	3-Month US-LIBOR	Pay	3.150	12/17/2010	397,300	11,717
Deutsche Bank AG	3-Month US-LIBOR	Pay	4.000	06/17/2011	11,600	114
Royal Bank of Scotland	3-Month US-LIBOR	Pay	4.000	06/17/2011	45,100	824
Bank of America NA	3-Month US-LIBOR	Pay	4.000	06/17/2011	6,700	31
Credit Suisse First Boston	3-Month US-LIBOR	Pay	4.000	06/17/2011	32,900	108
Bank of America NA	3-Month US-LIBOR	Receive	1.577	12/17/2028	16,300	(4,097)
Royal Bank of Scotland	3-Month US-LIBOR	Receive	5.000	12/17/2028	5,600	(1,379)
Morgan Stanley Capital Services, Inc.	3-Month US-LIBOR	Receive	5.000	12/17/2028	3,700	(848)
Citibank NA	3-Month US-LIBOR	Receive	3.000	12/17/2029	1,500	225
Deutsche Bank AG	3-Month US-LIBOR	Receive	3.000	12/17/2029	74,500	7,940
Royal Bank of Scotland	3-Month US-LIBOR	Receive	3.000	12/17/2029	3,700	413
Royal Bank of Scotland	3-Month US-LIBOR	Receive	5.000	12/17/2038	48,000	(10,896)
Morgan Stanley Capital Services, Inc.	3-Month US-LIBOR	Receive	5.000	12/17/2038	9,600	(3,173)
Citibank NA	3-Month US-LIBOR	Receive	5.000	12/17/2038	4,100	(1,334)
Bank of America NA	3-Month US-LIBOR	Receive	5.000	12/17/2038	26,200	(8,557)
Deutsche Bank AG	3-Month US-LIBOR	Receive	5.000	12/17/2038	14,900	(4,755)

Total Interest Rate Swaps						$3,541

Credit Default Swaps Counterparty	Reference Entity	Buy/Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value[d]	Notional Amount (000s)[e]	Unrealized Appreciation/ (Depreciation) (000s)
Barclays Capital, London	Jersey Branch SNR 2.55 due 4/18/2012	Buy	1.900%	12/20/2013	2.625%	$414	€11,000	$374
Credit Suisse International	UBS AG Jersey SNR BP BRC 2.55 due 4/18/2012	Buy	2.250	03/20/2014	2.629	117	8,100	106
Deutsche Bank AG	UBS AG Jersey SNR BP DUB 2.55 due 4/18/2012	Buy	2.200	03/20/2014	2.629	62	3,600	57
Bank of America NA	SLM Corp SP BOA 5.125 due 8/27/12	Sell	4.550	03/20/2009	10.676	(32)	$3,900	(10)
Deutsche Bank AG	GECC SP DUB 6.00 due 6/15/12	Sell	1.100	03/20/2009	4.874	(3)	600	(2)
Citibank NA	GECC SP CBK 6.00 due 6/15/12	Sell	0.750	03/20/2009	4.874	(18)	3,200	(15)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

Credit Default Swaps Counterparty	Reference Entity	Buy/Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value[d]	Notional Amount (000s)[e]	Unrealized Appreciation/ (Depreciation) (000s)
HSBC Bank USA, N.A.	Ukraine SP 7.65 due 6/11/13	Sell	0.700	04/20/2009	35.758	$(96)	$1,300	$(94)
HSBC Bank USA, N.A.	Mexico SP 7.5 due 4/8/33	Sell	0.180	05/20/2009	1.640	(13)	3,000	(12)
Barclays Bank plc	SLM Corp SP BRC 5.125 due 8/27/12	Sell	5.100	06/20/2009	10.681	(19)	900	(14)
Royal Bank of Scotland	GECC SP RYL 6.00 due 6/15/12	Sell	1.100	09/20/2009	4.893	(19)	800	(18)
Credit Suisse First Boston	BRAZIL SP 12.25 due 3/6/2030	Sell	3.350	12/20/2009	1.984	12	1,000	17
Merrill Lynch International	GECC SP MEI 6.00 due 6/15/12	Sell	1.080	12/20/2009	4.898	(175)	5,300	(168)
Citibank NA	GECC SP CBK 6.00 due 6/15/12	Sell	1.150	03/20/2010	4.877	(4)	100	(4)
Citibank NA	GECC SP CBK 6.00 due 6/15/12	Sell	1.100	03/20/2010	4.877	(8)	200	(8)
Barclays Bank plc	GECC SP BRC 6.00 due 6/15/12	Sell	0.770	06/20/2010	4.844	(107)	2,000	(106)
Barclays Bank plc	GECC SP BRC 6.00 due 6/15/12	Sell	1.020	09/20/2010	4.822	(140)	2,400	(137)
Deutsche Bank AG	GECC SP DUB 6.00 due 6/15/12	Sell	1.070	09/20/2010	4.822	(144)	2,500	(141)
Barclays Bank plc	GECC SP BRC 6.00 due 6/15/12	Sell	0.935	12/20/2010	4.806	(27)	400	(27)
Citibank NA	GECC SP CBK 6.00 due 6/15/12	Sell	1.120	12/20/2010	4.806	(39)	600	(38)
Deutsche Bank AG	GECC SP DUB 6.00 due 6/15/12	Sell	0.950	12/20/2010	4.806	(47)	700	(46)
BNP Paribas Bank	GECC SP BPS 6.00 due 6/15/12	Sell	0.940	12/20/2010	4.806	(101)	1,500	(100)
Barclays Bank plc	GECC SP BRC 6.00 due 6/15/12	Sell	0.620	03/20/2011	4.763	(462)	5,700	(458)
Deutsche Bank AG	GECC SNR SP DUB 6.00 due 6/15/12	Sell	1.500	09/20/2011	4.655	(82)	1,100	(80)
Morgan Stanley Capital Services, Inc.	Panama SP 8.875 due 9/30/27	Sell	0.750	01/20/2012	3.320	(71)	1,000	(71)
JP Morgan Chase Bank, N.A.	Panama SP 8.875 due 9/30/27	Sell	0.730	01/20/2012	3.320	(214)	3,000	(214)
Merrill Lynch International	CDX HY-8 100 25-35% SP MEI	Sell	1.000	06/20/2012	N/A	(386)	1,400	(384)
Citibank NA	CDX HY-8 100 35-100% SP CBK	Sell	0.355	06/20/2012	N/A	(893)	9,809	(889)
Citibank NA	CDX HY-8 100 35-100% SP CBK	Sell	0.360	06/20/2012	N/A	(446)	4,904	(444)
Citibank NA	CDX HY-8 100 35-100% SP CBK	Sell	0.401	06/20/2012	N/A	(220)	2,452	(219)
Citibank NA	CDX HY-8 100 25-35% SP CBK	Sell	1.466	06/20/2012	N/A	(282)	1,000	(281)
Merrill Lynch International	CDX HY-8 100 25-35% SP MEI	Sell	1.466	06/20/2012	N/A	(396)	1,400	(393)
Morgan Stanley Capital Services, Inc.	CDX HY-8 100 25-35% SP MYC	Sell	2.080	06/20/2012	N/A	(276)	1,000	(274)
Citibank NA	CDX HY-8 100 25-35% SP CBK	Sell	1.466	06/20/2012	N/A	(137)	500	(136)
Morgan Stanley Capital Services, Inc.	CDX HY-8 100 25-35% SP MYC	Sell	1.466	06/20/2012	N/A	(137)	500	(136)
Merrill Lynch International	CDX HY-8 100 25-35% SP MEI	Sell	1.466	06/20/2012	N/A	(165)	600	(164)
Citibank NA	CDX HY-8 100 25-35% SP CBK	Sell	2.179	06/20/2012	N/A	(191)	700	(190)
Morgan Stanley Capital Services, Inc.	Russia SP 7.5 due 3/31/30	Sell	0.795	08/20/2012	8.216	(1,190)	5,600	(1,170)
Deutsche Bank AG	GMAC LLC SP DUB 6.875 due 8/28/12	Sell	4.000	09/20/2012	10.293	(281)	1,600	(273)
Barclays Bank plc	GMAC LLC SP BRC 6.875 due 8/28/12	Sell	3.650	09/20/2012	10.293	(464)	2,500	(453)
Citibank NA	GMAC LLC SP CBK 6.875 due 8/28/12	Sell	3.720	09/20/2012	10.293	(459)	2,500	(448)
Barclays Bank plc	Ford Motor Crdt SP BRC 7.00 due 10/1/13	Sell	4.150	09/20/2012	13.551	(604)	2,500	(591)
Barclays Bank plc	GMAC LLC SP BRC 6.875 due 8/28/12	Sell	4.800	09/20/2012	10.293	(337)	2,200	(325)
Barclays Bank plc	Ford Motor Crdt SP BRC 7.25 due 10/25/11	Sell	6.150	09/20/2012	13.551	(1,368)	7,200	(1,316)
Barclays Bank plc	Ford Motor Crdt SP BRC 7.00 due 10/1/13	Sell	5.650	09/20/2012	13.551	(264)	1,300	(255)
Barclays Bank plc	Ford Motor Crdt SP BRC 7.00 due 10/1/13	Sell	5.800	09/20/2012	13.551	(100)	500	(96)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

Credit Default Swaps Counterparty	Reference Entity	Buy/Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value[d]	Notional Amount (000s)[e]	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	General Motors Corp SNR SP 7.125 due 7/15/13	Sell	4.500	12/20/2012	92.047	$(717)	$900	$(712)
Citibank NA	General Motors Corp SNR SP 7.125 due 7/15/13	Sell	4.600	12/20/2012	92.047	(717)	900	(711)
BNP Paribas Bank	General Motors Corp SNR SP 7.125 due 7/15/13	Sell	4.800	12/20/2012	92.047	(79)	100	(79)
Barclays Bank plc	GECC SP BRC 6.00 due 6/15/12	Sell	0.640	12/20/2012	4.345	(682)	5,600	(677)
Morgan Stanley Capital Services, Inc.	CDX IG9 5Y 15-30% SP MYC	Sell	0.963	12/20/2012	N/A	(39)	6,500	(32)
Deutsche Bank AG	CDX IG9 5Y 30-100% SP DUB	Sell	0.705	12/20/2012	N/A	152	16,918	166
Morgan Stanley Capital Services, Inc.	Gazprom SP 01/30/08 MYC 8.625 due 4/28/34	Sell	2.180	02/20/2013	10.313	(191)	800	(183)
UBS AG	Gazprom SP 01/31/08 UAG 8.625 due 4/28/34	Sell	2.180	02/20/2013	10.313	(358)	1,500	(343)
Bank of America NA	General Motors Corp SNR SP 7.125 due 7/15/13	Sell	8.950	03/20/2013	90.069	(6,294)	8,300	(6,159)
Deutsche Bank AG	GECC SNR SP DUB 5.625 due 9/15/2017	Sell	4.900	03/20/2013	4.030	66	1,900	81
Citibank NA	SLM Corp SP CBK 5.125 due 8/27/12	Sell	4.850	03/20/2013	7.889	(358)	3,900	(336)
Bank of America NA	SLM Corp SP BOA 5.125 due 8/27/12	Sell	4.800	03/20/2013	7.889	(336)	3,600	(316)
Deutsche Bank AG	AIG SP DUB 6.25 due 5/1/36	Sell	2.070	03/20/2013	4.993	(71)	700	(69)
Deutsche Bank AG	BRK SNR SP DUB 4.625 due 10/15/13	Sell	0.850	03/20/2013	3.316	(246)	2,800	(243)
BNP Paribas Bank	UBS AG Jersey SNR SP BPS 5.13 due 4/18/12	Sell	0.760	03/20/2013	2.625	(1,396)	20,470	(1,378)
Deutsche Bank AG	CDX HY-10 100 BP DUB	Buy	5.000	06/20/2013	N/A	89	400	59
Deutsche Bank AG	CDX IG10 5Y 30-100% SP DUB	Sell	0.530	06/20/2013	N/A	9	3,889	11
Barclays Bank plc	ILFC SNR SP BRC 4.15 due 1/20/15	Sell	5.000	12/20/2013	8.049	(693)	6,800	501
Merrill Lynch International	ILFC SNR SP MEI 4.15 due 1/20/15	Sell	5.000	12/20/2013	8.049	(510)	5,000	268
Deutsche Bank AG	AIG SNR SP DUB 6.25 due 5/1/2036	Sell	5.000	12/20/2013	4.821	46	3,500	381
Morgan Stanley Capital Services, Inc.	CDX HY11 5Y SP MYC	Sell	5.000	12/20/2013	N/A	(103)	396	(6)
Citibank NA	GECC SNR SP DUB 5.625 due 9/15/2017	Sell	3.850	03/20/2014	3.951	(37)	9,000	6
Morgan Stanley Capital Services, Inc.	Russia SP 7.5 due 3/31/30	Sell	0.780	03/20/2016	6.957	(329)	1,100	(326)
JP Morgan Chase Bank, N.A.	Russia SP 7.5 due 3/31/30	Sell	0.800	03/20/2016	6.957	(328)	1,100	(325)
JP Morgan Chase Bank, N.A.	Mexico SP 7.5 due 4/8/33	Sell	0.920	03/20/2016	3.654	(47)	300	(46)
JP Morgan Chase Bank, N.A.	Panama SP 8.875 due 9/30/27	Sell	1.250	01/20/2017	3.814	(78)	500	(78)
Credit Suisse International	Panama SP 8.875 due 9/30/27	Sell	1.200	02/20/2017	3.817	(145)	900	(140)
Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.3 SP MYC	Sell	0.080	12/13/2049	N/A	(98)	300	(47)

Total Credit Default Swaps								$(20,379)

Total Swaps								$(16,838)

a	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

b	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identifìed as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

d	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profìt) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

e	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defìned under the terms of that particular swap agreement.

WRITTEN OPTIONS OPEN AT JANUARY 31, 2009

Description	Number of Shares/Contracts	Strike Price	Expiration Date	Value (000s)
Swap Option (Call)	(2,500,000)	€3.10	Jun-2009	$(28)
Swap Option (Put)	(11,000,000)	4.00	Jun-2009	(101)
Swap Option (Put)	(2,500,000)	4.30	Jun-2009	(11)
Swap Option (Call)	(27,900,000)	$4.60	Feb-2009	(3,189)
Swap Option (Call)	(24,000,000)	1.80	Apr-2009	(28)
Swap Option (Call)	(22,000,000)	4.40	Aug-2009	(2,037)
Swap Option (Call)	(49,700,000)	4.55	Aug-2009	(5,033)
Swap Option (Call)	(24,100,000)	4.25	Feb-2016	(2,214)
Swap Option (Put)	(5,000,000)	3.60	Feb-2009	(10)
Swap Option (Put)	(20,000,000)	101.00	Feb-2009	(86)
Swap Option (Put)	(269)	98.00	Mar-2009	(24)
Swap Option (Put)	(183)	98.25	Mar-2009	(26)
Swap Option (Put)	(472)	98.50	Mar-2009	(127)
Swap Option (Put)	(305)	98.88	Mar-2009	(187)
Swap Option (Put)	(24,000,000)	3.50	Apr-2009	(169)
Swap Option (Put)	(45,000,000)	2.75	May-2009	(611)
Swap Option (Put)	(43,500,000)	2.00	Jul-2009	(275)
Swap Option (Put)	(10,000,000)	4.40	Aug-2009	(41)
U. S. Treasury Notes 10 Yr. Futures (Put)	(494)	118.00	Feb-2009	(309)
U. S. Treasury Notes 10 Yr. Futures (Put)	(205)	124.00	Feb-2009	(436)
U. S. Treasury Notes 10 Yr. Futures (Put)	(10,000,000)	2.75	May-2009	(136)

Written options outstanding, at value (premiums received of $5,815)				$(15,078)

FIXED INCOME INVESTMENTS SOLD SHORT AT JANUARY 31, 2009

Par Value (000s)	Security	Value (000s)
$(388,500)	Federal National Mortgage Association	$(401,242)
(59,400)	United States Treasury Notes	(61,066)

	Fixed Income Investments Sold Short, at value (proceeds $461,186)	$(462,308)

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2009

Currency	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Buy)	$3,783	$4,025	Feb-2009	$242
Brazilian Real (Buy)	11,208	11,508	Feb-2009	(300)
Brazilian Real (Sell)	10,638	10,422	Feb-2009	(216)
Brazilian Real (Sell)	868	874	Jun-2009	6
Chilean Pesos (Buy)	830	791	May-2009	39
Chilean Pesos (Sell)	830	803	May-2009	(27)
Euro Currency (Sell)	15,296	16,317	Feb-2009	1,021
Indian Rupee (Buy)	15,406	15,103	Apr-2009	303
Indian Rupee (Sell)	15,406	14,449	Apr-2009	(957)
Indonesian Rupiah (Buy)	1,513	1,661	Mar-2009	(148)
Indonesian Rupiah (Sell)	1,513	1,445	Mar-2009	(68)
Japanese Yen (Buy)	4,264	4,076	Mar-2009	188
Japanese Yen (Sell)	4,301	4,341	Mar-2009	40
Kuwaiti Dinar (Buy)	520	587	Apr-2009	(67)
Kuwaiti Dinar (Sell)	520	542	Apr-2009	22
Malaysian Ringgit (Buy)	7,218	7,741	Feb-2009	(523)
Malaysian Ringgit (Buy)	3,007	3,080	Apr-2009	(73)
Malaysian Ringgit (Sell)	7,218	7,195	Feb-2009	(23)
Malaysian Ringgit (Sell)	3,007	2,961	Apr-2009	(46)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY—Continued

Currency	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Philippine Peso (Buy)	$6,450	$6,649	Feb-2009	$(199)
Philippine Peso (Buy)	3,309	3,268	May-2009	41
Philippine Peso (Buy)	162	172	Dec-2010	(10)
Philippine Peso (Sell)	6,450	5,965	Feb-2009	(485)
Philippine Peso (Sell)	3,309	3,014	May-2009	(295)
Philippine Peso (Sell)	162	159	Dec-2010	(3)
Pound Sterling (Sell)	36,827	38,540	Feb-2009	1,713
Russian Ruble-New (Buy)	3,422	5,533	May-2009	(2,111)
Russian Ruble-New (Sell)	3,422	5,495	May-2009	2,073
Saudi Riyal (Buy)	554	562	Apr-2009	(8)
Saudi Riyal (Sell)	554	551	Apr-2009	(3)
Singapore Dollar (Buy)	14,306	14,723	Apr-2009	(417)
Singapore Dollar (Buy)	1,850	1,930	Jul-2009	(80)
Singapore Dollar (Sell)	14,306	14,242	Apr-2009	(64)
Singapore Dollar (Sell)	1,850	1,835	Jul-2009	(15)
U.A.E. Dirham (Buy)	552	563	Apr-2009	(11)
U.A.E. Dirham (Sell)	552	548	Apr-2009	(4)
Yuan Renminbi (Buy)	27,894	30,012	Jul-2009	(2,118)
Yuan Renminbi (Buy)	8,751	8,833	Sep-2009	(82)
Yuan Renminbi (Sell)	27,894	27,640	Jul-2009	(254)
Yuan Renminbi (Sell)	8,751	8,742	Sep-2009	(9)

				$(2,928)

FUTURES CONTRACTS OPEN AT JANUARY 31, 2009

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euribor Futures (Buy)	199	€49,750	Mar-2009	$2,179
Euro Gas Futures (Buy)	118	29,500	Jun-2009	1,310
United Kingdom 90 Day Futures (Buy)	1,102	£137,750	Mar-2009	8,462
United Kingdom 90 Day Futures (Buy)	722	90,250	Jun-2009	5,560
United Kingdom 90 Day Futures (Buy)	60	7,500	Dec-2009	343
Euro CME (Buy)	1,264	$316,000	Sep-2009	6,274
Eurodollar Futures (Buy)	4,491	1,122,750	Mar-2009	23,636
Eurodollar Futures (Buy)	2,406	601,500	Jun-2009	11,949
Eurodollar Futures (Buy)	994	248,500	Dec-2009	4,768
Eurodollar Futures (Buy)	757	189,250	Mar-2010	3,784
Eurodollar Futures (Buy)	40	10,000	Jun-2010	199
Eurodollar Futures (Buy)	40	10,000	Sep-2010	201
U.S. Treasury Note Future—2 yrs (Buy)	214	42,800	Mar-2009	215
U.S. Treasury Note Future—5 yrs (Buy)	109	10,900	Mar-2009	(242)
U.S. Treasury Note Future—10 yrs (Buy)	2,587	258,700	Mar-2009	(6,899)

				$61,739

TBA COMMITMENTS OPEN AT JANUARY 31, 2009

Description	Principal Amount (000s)	Coupon Rate	Delivery Date	Value (000s)
Federal Home Loan Mortgage Corp (proceeds receivable $106,731)	$105,000	5.000%	Feb-2039	$106,624
Federal Home Loan Mortgage Corp (proceeds receivable $15,451)	120,000	5.500	Feb-2039	121,974
Federal Home Loan Mortgage Corp (proceeds receivable $56,803)	55,000	6.000	Feb-2039	56,762
Federal National Mortgage Association (proceeds receivable $6,166)	6,000	5.000	Mar-2039	6,083
Federal National Mortgage Association (proceeds receivable $8,938)	8,800	5.000	Feb-2039	8,947
Federal National Mortgage Association (proceeds receivable $519,997)	506,500	5.500	Feb-2039	518,450
Federal National Mortgage Association (proceeds receivable $660,693)	639,000	6.000	Feb-2039	658,669

				$1,477,509

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS#

The following is a summary of the fair valuations according to the inputs used as of January 31, 2009 in valuing the Fund’s assets and liabilities:

Valuation Description	Investments in Securities	Securities Sold Short	Investments in Other Financial Instruments##	Total
Level 1—Quoted Prices	$447,745	$(61,066)	$60,544	$447,223
Level 2—Significant Observable Inputs	7,289,879	(401,242)	(34,691)	6,853,946
Level 3—Significant Unobservable Inputs	18,933	—	1,042	19,975

Total	$7,756,557	$(462,308)	$26,895	$7,321,144

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending January 31, 2009:

Valuation Description	Investments in Securities	Securities Sold Short	Investments in Other Financial Instruments##	Total
Beginning Balance at 10/31/2008	$23,936	$—	$(46)	$23,980
Net Purchases/(Sales)	15,980	—	—	15,980
Accrued Discounts/(Premiums)	325	—	—	325
Total Realized Gain/(Loss)	3	—	—	3
Change in Unrealized Appreciation/(Depreciation)	158	—	1,088	1,246
Net Transfers In/(Out) of Level 3	(21,469)	—	—	(21,469)

Ending Balance at 01/31/2009	$18,933	$—	$1,042	$19,975

#	Refer to the Security Valuation section of Note 1 in the accompanying Notes to Portfolios of Investments for more information on valuation inputs and their aggregation into levels used in this table.

##	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

1	Floating rate security. The stated rate represents the rate in effect at January 31, 2009.

2	At January 31, 2009, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 1 to the Portfolio of Investments.) The securities pledged had an aggregate market value of $4,198,888 or 100% of net assets.

3	MTN after the name of a security stands for Medium Term Note.

4	Variable rate security. The stated rate represents the rate in effect at January 31, 2009.

5	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.), or using valuation procedures approved by the Board of Trustees. At January 31, 2009, these securities were valued at $358,980 or 9% of net assets.

6	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

7	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after January 31, 2009. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date.

8	Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

*	Security in default.

**	Rounds to less than $1,000.

AUD$	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

€	Euro.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—January 31, 2009 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of –57.3%)

ASSET-BACKED SECURITIES—5.5%
Principal Amount (000s)		Value (000s)

	American Express Credit
$1,600	1.133%—03/15/2016[1,2]	$1,379
	BA Credit Card Trust
1,000	1.033%—12/15/2014[1,2]	887
	Chase Issuance Trust
1,400	0.353%—03/15/2013[1,2]	1,343
	CitiBank Omni
1,000	1.359%—03/20/2013[1,2,3]	996

TOTAL ASSET-BACKED SECURITIES (Cost $4,984)		4,605

COLLATERALIZED MORTGAGE OBLIGATIONS—0.9%
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2005-2 Cl. A2
13	2.339%—03/25/2035[1,2]	11
	Series 2005-2 Cl. A1
31	2.870%—03/25/2035[1,2]	26
	Series 2005-5 Cl. A1
17	2.470%—08/25/2035[1,2]	15
	Series 2005-5 Cl. A2
30	4.550%—08/25/2035[1,2]	26

		78

	Federal Home Loan Banks REMIC[4]
252	5.500%—05/15/2016[2]	257
	Federal Home Loan Mortgage Corp. REMIC[4]
378	0.561%—02/15/2019[1,2]	370

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $719)		705

CORPORATE BONDS & NOTES—23.3%
	Allstate Life Global Funding Trust MTN[5]
600	2.823%—05/21/2010[1,2]	573
300	5.375%—04/30/2013[2]	303

		876

	American Express Bank
100	6.000%—09/13/2017[2]	93
	American Express Co.
140	7.000%—03/19/2018[2]	139
	American Honda Finance MTN[5]
900	2.275%—06/20/2011[1,2,3]	878

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	Barclays Bank plc
$100	5.450%—09/12/2012[2]	$100
	BCAP LLC Trust
149	0.559%—01/25/2037[1,2]	62
	Bear Stearns Cos. Inc. MTN[5]
100	6.950%—08/10/2012[2]	105
	Capital One Financial Corp.
100	6.750%—09/15/2017[2]	91
	Caterpillar Financial Services Corp MTN[5]
900	2.216%—06/24/2011[1,2]	816
	Citigroup Funding Inc.
1,300	6.125%—05/15/2018[2]	1,182
	Citigroup Funding Inc. MTN[5]
500	3.556%—05/07/2010[1,2]	469
	Credit Suisse USA Inc.
1,300	0.509%—06/05/2009[1,2]	1,282
	Credit Suisse USA Inc. MTN[5]
900	5.000%—05/15/2013[2]	873
	Ford Motor Auto Owner Trust
	Series 2008-C Cl. A2B
799	1.233%—01/15/2011[1,2]	771
100	7.800%—06/01/2012[2]	68

		839

	GATX Financial Corp.
1,000	5.800%—03/01/2016[2]	770
	General Electric Capital Corp.
€100	5.500%—09/15/2067[2,3]	70
	Goldman Sachs Group Inc.
$100	6.150%—04/01/2018[2]	92
	HBOS plc
300	6.750%—05/21/2018[2,3]	265
	Hewlett-Packard Co.
700	2.313%—03/01/2012[1,2]	643
	HSBC Bank USA NA
700	7.000%—01/15/2039[2]	698
	John Deere Capital Corp. MTN[5]
1,400	2.939%—06/10/2011[1,2]	1,323
	Lehman Brothers Holdings Inc. MTN*[5]
100	6.875%—05/02/2018	15
	Merrill Lynch & Co. Inc. MTN[5]
1,300	2.446%—09/09/2009[1,2]	1,276
500	6.875%—04/25/2018[2]	482

		1,758

	Metropolitan Life Global Funding
700	2.216%—06/25/2010[1,2,3]	633
100	5.125%—04/10/2013[2,3]	96

		729

	Morgan Stanley MTN[5]
1,000	4.233%—05/14/2010[1,2]	952
200	6.625%—04/01/2018[2]	183

		1,135

	National Rural Utility Corp.
1,000	2.210%—07/01/2010[1,2]	964
	New York Life Global Funding
200	4.650%—05/09/2013[2,3]	198

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

	Pricoa Global Funding
$1,800	3.010%—06/04/2010[1,2,3]	$1,600
500	1.274%—01/30/2012[1,2,3]	366

		1,966

	UBS AG MTN[5]
300	5.750%—04/25/2018[2]	265
	Wachovia Corp. MTN[5]
500	5.500%—05/01/2013[2]	516
	Wal-Mart Stores Inc.
100	5.800%—02/15/2018[2]	110
	Wells Fargo & Co.
100	4.375%—01/31/2013[2]	97

TOTAL CORPORATE BONDS & NOTES (Cost $20,916)		19,419

FOREIGN GOVERNMENT OBLIGATIONS—2.8%
(Cost $2,147)
	Japanese Government CPI Linked Bond
¥232,300	1.400%—06/10/2018[2,6]	2,307

MORTGAGE PASS-THROUGH—34.6%
	Citigroup Mortgage Loan Trust Inc.
$641	1.189%—08/25/2035[1,2,3]	529
	Federal Home Loan Mortgage Corp.
1,900	6.000%—07/01/2038[2]	1,962
	Federal National Mortgage Association
5,468	6.000%—04/01/2036-03/01/2038[2]	5,642
4,800	5.500%—02/01/2037-12/01/2038[2]	4,918
13,750	5.000%—01/01/2038-06/01/2038[2]	13,994

		24,554

	Federal National Mortgage Association TBA[7]
600	6.000%—11/18/2023-02/02/2024	614
	Government National Mortgage Association
901	6.000%—02/15/2036-03/15/2038[2]	929
	Residential Accredit Loans Inc.
220	0.569%—06/25/2046[1,2]	101
	Residential Asset Securitization Trust
142	0.789%—01/25/2046[1,2]	64
	Structured Asset Mortgage Investments
122	0.599%—05/25/2046[1,2]	52
	WAMU Mortgage Pass Through Cert.
107	4.491%—09/25/2033[1,2]	92

TOTAL MORTGAGE PASS-THROUGH (Cost $28,036)		28,897

MUNICIPAL BONDS—0.6%
(Cost $473)
	Washington St
500	5.000%—01/01/2026[2]	512

PURCHASED OPTIONS—0.0%
(Cost $0)
No. of Contracts (000s)			Value (000s)

		Currency Options
2,400		Expire 02/05/2009	$—	**

U.S. GOVERNMENT OBLIGATIONS—89.6%
Principal Amount (000s)
		U.S. Treasury Bonds
$2,723		2.000%—07/15/2014-01/15/2026[2,6]	2,583
4,795		2.375%—01/15/2025[6]	4,689
4,743		2.375%—01/15/2027[2,6]	4,651
2,234		3.625%—04/15/2028[2,6]	2,577
12,853		3.875%—04/15/2029[6]	15,351

			29,851

		U.S. Treasury Notes
—	**	0.875%—04/15/2010	—	**
1,281		1.375%—07/15/2018[2,6]	1,234
12,770		1.875%—07/15/2013-07/15/2015[6]	12,638
2,344		2.000%—04/15/2012-01/15/2014[2,6]	2,339
5,194		2.000%—01/15/2016[6]	5,163
4,498		2.375%—04/15/2011[2,6]	4,525
737		2.500%—07/15/2016[2,6]	757
5,579		2.625%—07/15/2017[6]	5,830
9,942		3.000%—07/15/2012[6]	10,302
2,076		3.500%—01/15/2011[2,6]	2,124
—	**	4.250%—01/15/2010	—	**

			44,912

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $74,038)			74,763

SHORT-TERM INVESTMENTS—7.0%
BANK OBLIGATIONS—2.5%
900		Istituto Bancario SA2	900
1,200		UnCredito Italiano New York[2]	1,200

			2,100

COMMERCIAL PAPER—1.8%
1,500		UBS AG2	1,500

REPURCHASE AGREEMENTS—1.0%
800		Repurchase Agreement with Credit Suisse First Boston dated January 30, 2009 due February 2, 2009 at 0.260% collateralized by U.S. Treasury Notes (market value $800)[2]	800

U.S. TREASURY BILLS—1.7%
1,460		U.S. Treasury Bill[2,6]	1,460

TOTAL SHORT-TERM INVESTMENTS (Cost $5,859)			5,860

TOTAL INVESTMENTS—164.3% (Cost $137,172)			137,068

CASH AND OTHER ASSETS, LESS LIABILITIES—(64.3)%			(53,638)

TOTAL NET ASSETS—100.0%			$83,430

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

WRITTEN OPTIONS OPEN AT JANUARY 31, 2009

Description	Number of Shares/Contracts	Strike Price	Expiration Date	Value (000s)
Swap Option (Call)	(500,000)	$3.50	May-2009	$(23)
Swap Option (Put)	(5)	98.88	May-2009	(3)
Swap Option (Put)	(500,000)	2.75	May-2009	(7)
Swap Option (Put)	(700,000)	2.00	Jul-2009	(4)

Written options outstanding, at value (premiums received of $20)				$(37)

SWAP AGREEMENTS OPEN AT JANUARY 31, 2009

Interest Rate Swaps Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services, Inc.	6-Month AUD-Bank Bill Short Term	Pay	7.000%	12/15/2009	AUD$	800	$18
Deutsche Bank AG	6-Month AUD-Bank Bill Short Term	Pay	6.500	01/15/2010		300	7
Citibank N.A.	6-Month AUD-Bank Bill Short Term	Pay	6.500	01/15/2010		100	2
UBS Warburg AG	3-Month AUD-Bank Bill Short Term	Pay	7.500	03/15/2010		15,700	480
Deutsche Bank AG	6-Month AUD-Bank Bill Short Term	Pay	7.000	06/15/2010		1,000	36
Morgan Stanley Capital Services, Inc.	3-Month BRL-Banco Central do Brazil	Pay	10.115	01/02/2012	R$	100	(2)
Barclays Capital, London	Business Day - CDI	Pay	10.680	01/02/2012		1,000	(11)
Morgan Stanley Capital Services, Inc.	3-Month BRL-Banco Central do Brazil	Pay	12.540	01/02/2012		400	3
HSBC Bank USA, N.A.	3-Month BRL-Banco Central do Brazil	Pay	14.765	01/02/2012		500	9
Barclays Bank plc	INF EUR R 2.07/FRCPXTOB BRC	Pay	2.070	09/14/2012	ERN	200	3
Morgan Stanley Capital Services, Inc.	6-Month BP-LIBOR	Pay	5.000	12/19/2009		£2,000	80
Deutsche Bank AG	6-Month BP-LIBOR	Pay	6.000	03/20/2010		1,000	43
Credit Suisse International	6-Month BP-LIBOR	Pay	5.000	09/15/2010		200	18
Royal Bank of Scotland	6-Month BP-LIBOR	Pay	5.000	09/15/2010		100	9
Deutsche Bank AG	6-Month BP BBA-LIBOR	Pay	5.000	03/20/2013		1,500	162
HSBC Bank USA, N.A.	6-Month BP-LIBOR	Pay	5.000	03/18/2014		700	88
Barclays Bank plc	6-Month BP-LIBOR	Pay	5.000	03/18/2014		2,900	463
Barclays Capital, London	INF GBP R 3.25/UKRPI 12/14/17 BRC	Pay	3.250	12/14/2017		100	2
Royal Bank of Scotland	INF GBP R 3.1825/UKRPI 12/19/07 RYL	Pay	3.180	12/19/2017		200	(1)
Credit Suisse International	6-Month BP-LIBOR	Receive	4.000	12/15/2035		100	(2)
Barclays Bank plc	6-Month BP-LIBOR	Receive	5.000	03/18/2039		100	(24)
Barclays Bank plc	6-Month BP-LIBOR	Receive	4.500	03/18/2039		800	(163)
HSBC Bank USA, N.A.	6-Month BP-LIBOR	Receive	4.500	03/18/2039		200	(26)
Deutsche Bank AG	6-Month EUR-EURIBOR	Pay	4.500	03/19/2010		€300	6
Morgan Stanley Capital Services, Inc.	6-Month EUR-EURIBOR	Pay	4.500	03/19/2010		300	6
JP Morgan Chase	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.261	07/14/2011		400	20
BNP Paribas	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.987	12/15/2011		100	2
Barclays Capital, London	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948	03/15/2012		200	3
Royal Bank of Scotland	5-Year French CPI Ex Tobacco	Pay	1.955	03/28/2012		100	1
Royal Bank of Scotland	6-Month BBA-LIBOR	Pay	1.500	12/17/2013		¥90,000	6
UBS	6-Month BBA-LIBOR	Pay	1.500	12/17/2013		20,000	2
Morgan Stanley Capital Services, Inc.	3-Month US-LIBOR	Receive	5.000	12/17/2028		$100	(22)
Barclays Bank plc	3-Month US-LIBOR	Receive	5.000	12/17/2028		300	(68)
Citibank N.A	3-Month BBA-LIBOR	Receive	3.000	12/17/2029		1,200	180
Royal Bank of Scotland	3-Month BBA-LIBOR	Receive	3.000	12/17/2029		200	22
Barclays Bank plc	3-Month US-LIBOR	Receive	5.000	12/17/2038		2,300	(670)
Citibank N.A	3-Month US-LIBOR	Receive	5.000	12/17/2038		2,500	(815)
Royal Bank of Scotland	3-Month US-LIBOR	Receive	5.000	12/17/2038		700	(191)

Total Interest Rate Swaps							$(324)

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

Credit Default Swaps Counterparty	Reference Entity	Buy/Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]		Market Value[d]	Notional Amount (000s)[e]	Unrealized Appreciation/ (Depreciation) (000s)
Merrill Lynch International	CDX HY-8 100 SP MEI	Sell	2.750%	06/20/2012	N/A	%	$(22)	$98	$(17)
Deutsche Bank AG	GMAC LLC SP DUB 6.875 due 8/28/2012	Sell	5.400	09/20/2012	10.293		(14)	100	(13)
Merrill Lynch International	GMAC LLC SP MEI 6.875 due 8/28/2012	Sell	6.300	09/20/2012	3.081		(11)	100	(10)
BNP Paribas	Goldman Sachs GR INC BP BPS 6.6 due 1/15/12	Buy	0.390	12/20/2012	3.081		9	100	9
Merrill Lynch International	CDX HY-9 100 25-35% SP MEI	Sell	6.510	12/20/2012	N/A		(50)	200	(49)
Morgan Stanley Capital Services, Inc.	CDX HY-9 100 25-35% SP MYC	Sell	6.570	12/20/2012	N/A		(50)	200	(48)
BNP Paribas	Credit Suisee Grouop Finance SNR BP BPS 3.125 due 9/14/2012	Buy	1.450	06/20/2013	1.647		4	500	4
Barclays Bank plc	Credit Suisee Grouop Finance SNR BP BRC 3.125 due 9/14/2012	Buy	1.600	06/20/2013	1.006		3	400	3
Citibank N.A	GATX FIN BP CBK 5.8 due 3/1/16	Buy	1.070	03/20/2016	3.478		127	1,000	125

Total Credit Default Swaps									$4

Total Swaps									$(320)

a	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

b	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identifìed as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

d	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profìt) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

e	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defìned under the terms of that particular swap agreement.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2009

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euribor Futures (Buy)	5	€1,250	Mar-2009	$23
Euribor Futures (Buy)	23	5,750	Jun-2009	134
Euribor Futures (Buy)	15	3,750	Sep-2009	78
Euribor Futures (Buy)	15	3,750	Dec-2009	75
Euro Bund Futures (Buy)	16	1,600	Feb-2009	—
Euro CME (Buy)	36	$9,000	Sep-2009	164
Eurodollar Futures (Buy)	31	7,750	Jun-2009	138
Eurodollar Futures (Buy)	36	9,000	Dec-2009	162
Eurodollar Futures (Buy)	18	4,500	Mar-2010	72
Eurodollar Futures (Buy)	2	500	Jul-2010	3
U.S. Treasury Note Future—10 yrs (Buy)	6	600	Mar-2009	(11)

				$838

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2009

Currency	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	$498	$521	Feb-2009	$23
Brazilian Real (Buy)	801	806	Feb-2009	(5)
Brazilian Real (Buy)	391	493	Jun-2009	(102)
Brazilian Real (Sell)	801	811	Feb-2009	10
Brazilian Real (Sell)	388	392	Jun-2009	4
Euro Currency (Sell)	393	419	Feb-2009	26
Japanese Yen (Sell)	2,323	2,220	Mar-2009	(103)
Malaysian Ringgit (Buy)	365	412	Feb-2009	(47)
Malaysian Ringgit (Buy)	4	4	Aug-2009	—
Malaysian Ringgit (Sell)	365	377	Feb-2009	12
Mexican Peso (Buy)	14	18	May-2009	(4)
Mexican Peso (Sell)	16	16	May-2009	—
Philippine Peso (Buy)	153	161	Feb-2009	(8)
Philippine Peso (Sell)	153	150	Feb-2009	(3)
Philippine Peso (Sell)	3	3	Aug-2009	—
Polish Zloty (Buy)	75	117	Aug-2009	(42)
Polish Zloty (Sell)	75	86	Aug-2009	11
Pound Sterling (Sell)	445	465	Feb-2009	20
Russian Ruble-New (Buy)	25	39	May-2009	(14)
Russian Ruble-New (Sell)	25	28	May-2009	3
Singapore Dollar (Buy)	760	782	Apr-2009	(22)
Singapore Dollar (Buy)	115	120	Jul-2009	(5)
Singapore Dollar (Sell)	760	768	Apr-2009	8
Singapore Dollar (Sell)	115	116	Jul-2009	1
Yuan Renminbi (Buy)	174	169	Mar-2009	5
Yuan Renminbi (Buy)	116	116	May-2009	—
Yuan Renminbi (Buy)	247	262	Jul-2009	(15)
Yuan Renminbi (Buy)	387	400	Sep-2009	(13)
Yuan Renminbi (Sell)	174	171	Mar-2009	(3)
Yuan Renminbi (Sell)	75	75	Sep-2009	—

				$(263)

FIXED INCOME INVESTMENTS SOLD SHORT AT JANUARY 31, 2009

Par Value (000s)	Security	Value (000s)
$(400)	Federal Home Loan Mortgage Corporation	$(409)
(5,600)	Federal National Mortgage Association	(5,732)

	Fixed Income Investments Sold Short, at value (proceeds $6,160)	$(6,141)

TBA COMMITMENTS OPEN AT JANUARY 31, 2009

Description	Principal Amount (000s)	Coupon Rate	Delivery Date	Value (000s)
Federal National Mortgage Association (proceeds receivable $104)	$100	6.000%	Feb-2024	$104

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS#

The following is a summary of the fair valuations according to the inputs used as of January 31, 2009 in valuing the Fund’s assets and liabilities:

Valuation Description	Investments in Securities	Securities Sold Short	Investments in Other Financial Instruments##	Total
Level 1—Quoted Prices	$74,763	$—	$835	$75,598
Level 2—Significant Observable Inputs	62,305	(6,141)	(630)	55,534
Level 3—Significant Unobservable Inputs	—	—	13	13

Total	$137,068	$(6,141)	$218	$131,145

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending January 31, 2009:

Valuation Description	Investments in Securities	Securities Sold Short	Investments in Other Financial Instruments##	Total
Beginning Balance at 10/31/08	$—	$—	$(11)	$(11)
Change in Unrealized Appreciation/(Depreciation)	—	—	24	24

Ending Balance at 01/31/09	$—	$—	$13	$13

#	Refer to the Security Valuation section of Note 1 in the accompanying Notes to Portfolios of Investments for more information on valuation inputs and their aggregation into levels used in this table.

##	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

1	Floating rate security. The stated rate represents the rate in effect at January 31, 2009.

2	At January 31, 2009, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 1 to the Portfolio of Investments.) The securities pledged had an aggregate market value of $82,466 or 99% of net assets.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.), or using valuation procedures approved by the Board of Trustees. At January 31, 2009, these securities were valued at $5,631 or 7% of net assets.

4	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

5	MTN after the name of a security stands for Medium Term Note.

6	Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

7	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after January 31, 2009. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date.

*	Security in default.

**	Rounds to less than $1,000.

AUD$	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

ERN	Eritrean Nakfa.

€	Euro.

¥	Japanese Yen.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Short Duration Fund

PORTFOLIO OF INVESTMENTS—January 31, 2009 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments and derivative positions of 6.9%)

ASSET-BACKED SECURITIES—25.2%
Principal Amount (000s)		Value (000s)

	Ameriquest Mortgage Securities Inc.
	Series 2006-R1 Cl. M1
$1,000	0.779%—03/25/2036[1,2]	$271
	Series 2005-R1 Cl. M1
1,000	0.839%—03/25/2035[1,2]	531

		802

	Bank One Issuance Trust
	Series 2004-A6 Cl. NT
1,465	3.940%—04/16/2012	1,473
	Chase Issuance
1,370	0.783%—01/15/2012[2]	1,350
	Citibank Credit Card Issuance Trust
	Series 2006-A5 Cl. NT
1,220	5.300%—05/20/2011	1,225
	Citibank Credit Card Master Trust I
	Series 1999-2 CTF Cl. A
1,000	5.875%—03/10/2011	1,002
	Contimortgage Home Equity Trust
	Series 1996-4 Cl. A10
985	0.813%—01/15/2028[1,2]	668
	Countrywide Asset-Backed Certificates
	Series 2005-4 Cl. MV1
1,000	0.849%—10/25/2035[1,2]	830
	HSI Asset Securitization Corp Trust
	Series 2006-OPT2 Cl. M1
1,000	0.759%—01/25/2036[1,2]	335
	Long Beach Mortgage Loan Trust
	Series 2006-WL1 Cl. 2A2
388	0.569%—01/25/2036[1,2]	377
	MBNA Credit Card Master Note Trust
	Series 2003-A4
1,000	0.553%—09/17/2012[2]	958
	Residential Asset Mortgage Products Inc.
	Series 2003-RS4 Cl. AIIB
523	1.049%—05/25/2033[2]	303
	Residential Asset Securities Corp.
	Series 2005-KS2 Cl. M1
1,000	0.819%—03/25/2035[1,2]	656
	Series 2005-KS10 Cl. M2
1,000	0.829%—11/25/2035[1,2]	245
	Series 2005-KS1 Cl. M1
1,000	0.839%—02/25/2035[1,2]	542
	Series 2001-KS2 Cl. AII
595	0.849%—06/25/2031[2]	435
	Series 2004-KS4 Cl. A2B3
1,088	1.149%—05/25/2034[1,2]	596

		2,474

	Residential Funding Mortgage Securities II Inc.
	Series 2003-HS2 Cl. AIIB
205	0.639%—06/25/2028[1,2]	106

ASSET-BACKED SECURITIES—Continued
Principal Amount (000s)		Value (000s)

	SLM Student Loan Trust
$786	2.036%—06/15/2018[2]	$751
	Specialty Underwriting & Residential Finance
	Series 2004-BC4 Cl. M1
787	1.189%—10/25/2035[1,2]	475
	USAA Auto Owner Trust
555	3.580%—03/15/2011	552
	Wells Fargo Home Equity Trust
	Series 2005-4 Cl. AI3
1,000	0.769%—12/25/2035[1,2,3]	670

TOTAL ASSET-BACKED SECURITIES (Cost $19,964)		14,351

COLLATERALIZED MORTGAGE OBLIGATIONS—58.5%
	Banc of America Mortgage Securities Inc. Pass Through Certificates
	Series 2004-F Cl. 2A5
2,000	4.148%—06/25/2034[1,2]	1,942
	Citicorp Mortgage Securities Inc. REMIC[4] Pass Through Certificates
	Series 2004-5 Cl. 1A29
1,664	4.750%—08/25/2034[1]	1,620
	Federal Home Loan Banks
1,309	4.750%—10/25/2010	1,334
	Federal Home Loan Mortgage Corp.
600	0.010%—02/12/2009	600
5,000	4.750%—01/18/2011	5,313

		5,913

	Federal Home Loan Mortgage Corp. REMIC[4]
1,375	0.733%—07/15/2023[1,2]	1,348
1,271	0.883%—02/15/2025[2]	1,256
1,336	4.375%—04/15/2015[1]	1,357

		3,961

	Federal National Mortgage Association
8,200	3.250%—02/10/2010[1]	8,386
2,424	5.131%—10/01/2035[1,2]	2,446

		10,832

	Federal National Mortgage Association REMIC[4]
	Series 2003-38 Cl. FA
1,674	0.759%—03/25/2023[1,2]	1,614
	Series 1997-68 Cl. FC
727	0.844%—05/18/2027[2]	716
735	1.806%—01/25/2023[2]	746

		3,076

	First Horizon Alternative Mortgage Securities
	Series 2006-FA6 Cl. IIA1
911	6.250%—11/25/2036	681
	Government National Mortgage Association REMIC[4]
792	0.879%—10/16/2029[2]	783
	Structured Adjustable Rate Mortgage Loan Trust
	Series 2004-20 Cl. 1A1
875	5.348%—01/25/2035[1,5]	525
	Structured Asset Securities Corp.
	Series 2002-1A Cl. 2A1
543	5.042%—02/25/2032[1,2]	457
	Washington Mutual Mortgage Pass Through Certificates
	Series 2006-AR13 Cl. 1A
688	2.933%—10/25/2046[1,2]	273

Harbor Short Duration Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	Pass Through Certificates
	Series 2004-AR4 Cl. A6
$2,000	3.792%—06/25/2034[1,5]	$1,937

		2,210

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $34,096)		33,334

U.S. GOVERNMENT OBLIGATIONS—9.4%
(Cost $5,218)
	U.S. Treasury Notes
5,000	4.250%—01/15/2011	5,341

SHORT-TERM INVESTMENTS—3.1%
(Cost $1,799)
Principal Amount (000s)		Value (000s)
U.S. GOVERNMENT AGENCIES
$1,800	Federal Home Loan Mortgage Corp.	$1,799

TOTAL INVESTMENTS—96.2% (Cost $61,077)		54,825

CASH AND OTHER ASSETS, LESS LIABILITIES—3.8%		2,165

TOTAL NET ASSETS—100.0%		$56,990

FUTURES CONTRACTS OPEN AT JANUARY 31, 2009

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
U.S. Treasury Note Future—2 yrs (Buy)	75	$15,000	Mar-2009	$176

FAIR VALUE MEASUREMENTS#

The following is a summary of the fair valuations according to the inputs used as of January 31, 2009 in valuing the Fund’s assets and liabilities:

Valuation Description	Investments in Securities	Investments in Other Financial Instruments##	Total
Level 1—Quoted Prices	$19,640	$176	$19,816
Level 2—Significant Observable Inputs	35,185	—	35,185
Level 3—Significant Unobservable Inputs	—	—	—

Total	$54,825	$176	$55,001

#	Refer to the Security Valuation section of Note 1 in the accompanying Notes to Portfolios of Investments for more information on valuation inputs and their aggregation into levels used in this table.

##	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

1	At January 31, 2009, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 1 to the Portfolio of Investments.) The securities pledged had an aggregate market value of $28,207 or 49% of net assets.

2	Floating rate security. The stated rate represents the rate in effect at January 31, 2009.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.), or using valuation procedures approved by the Board of Trustees. At January 31, 2009, these securities were valued at $670 or 1% of net assets.

4	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

5	Variable rate security. The stated rate represents the rate in effect at January 31, 2009.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Money Market Fund

PORTFOLIO OF INVESTMENTS—January 31, 2009 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash of –0.3%)

U.S. GOVERNMENT AGENCIES—100.3%
Principal Amount (000s)		Value (000s)
	Federal Home Loan Bank
$63,095	0.010%—02/18/2009-06/15/2009	$63,053
	Federal Home Loan Mortgage Corp.
71,884	0.010%—02/17/2009-06/25/2009	71,771
	Federal National Mortgage Association
56,222	0.010%—02/11/2009-05/27/2009	56,159

TOTAL U.S. GOVERNMENT AGENCIES (Cost $190,983)		190,983

TOTAL INVESTMENTS—100.3% (Cost $190,983)[a]		190,983

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.3)%		(501)

TOTAL NET ASSETS—100.0%		$190,482

FAIR VALUE MEASUREMENTS#

The following is a summary of the fair valuations according to the inputs used as of January 31, 2009 in valuing the Fund’s assets and liabilities:

Valuation Description	Investments in Securities
Level 1—Quoted Prices	$—
Level 2—Significant Observable Inputs	190,983
Level 3—Significant Unobservable Inputs	—

Total	$190,983

#	Refer to the Security Valuation section of Note 1 in the accompanying Notes to Portfolios of Investments for more information on valuation inputs and their aggregation into levels used in this table.

a	The aggregated identified cost on a tax basis is the same.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Funds—Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2009 (Unaudited)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Except in the case of Harbor Money Market Fund, debt securities, other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired, are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. The pricing service determines valuations for institutional-size trading units of such debt securities using among other sources, market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost which approximates fair value.

Equity securities, except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities, are valued at the last sale price of the national exchange or system on which they are principally traded as of the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.

When reliable market quotations are not readily available or when market quotations or evaluated prices supplied by a pricing vendor are not believed to accurately reflect fair value, securities are priced at their fair value, determined by the Valuation Committee pursuant to procedures adopted by the Board of Trustees. A Fund may use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices for the same securities which means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor.

Securities of Harbor Money Market Fund are valued utilizing the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act and the Fund’s Rule 2a-7 procedures.

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the Fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs are used in situations where quoted prices or observable inputs are not available. Significant unobservable inputs reflect the Funds’ determination of assumptions that market participants might reasonably use in valuing the securities.

For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

Futures Contracts

To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each Fund (except Harbor Money Market Fund) may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Harbor High-Yield Bond Fund is not authorized to enter into currency futures contracts and options on such

Harbor Funds—Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

contracts. Futures contracts tend to increase or decrease the Fund’s exposure to the underlying instrument or hedge other Fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts’ terms. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. Open futures contracts are valued based on the official daily closing price of futures contracts set by the exchange for the purpose of settling margin accounts, which is referred to as the settlement price.

A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market and there is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments.

See the Portfolio of Investments for each Fund for open futures contracts held as of January 31, 2009.

Options

Consistent with its investment policies, each Fund (excluding Harbor Money Market Fund) may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Harbor High-Yield Bond Fund is not authorized to engage in options transactions on currencies. Harbor Bond Fund, Harbor Real Return Fund, and Harbor Short Duration Fund may use options on currencies for cross-hedging purposes. Call options tend to decrease a Fund’s exposure to the underlying instrument. Put options tend to increase a Fund’s exposure to the underlying instrument.

When a Fund purchases an option, the premium paid by the Fund is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the option’s current market value. Purchased options on futures contracts are valued based on the settlement price for the underlying futures contract. If the purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When a Fund writes an option, the premium received by the Fund is presented in the Fund’s Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. Written options on equity securities are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. Written options on futures contracts are valued based on the settlement price for the underlying futures contract. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts’ terms.

See Note 3 for transactions in written options as of October 31, 2008.

Harbor Funds—Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

Swap Agreements

To the extent permitted under their respective investment policies, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may invest in swap agreements which involve the exchange of cash payments based on the specified terms and conditions of such agreements. A swap is a privately negotiated agreement between two parties to exchange cash flows at specified intervals (payment dates) during the agreed-upon life of the contract. The value of each swap is determined by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap. The Funds may also enter into interest rate swap agreements which involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal).

Each Fund, except the Harbor Money Market Fund, may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) is entitled to receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. The maximum exposure to loss of the notional value of credit default swaps outstanding at January 31, 2009 for the Harbor Bond Fund and Harbor Real Return Fund is $199,038 and $698, respectively. Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly. Credit default contracts outstanding at the period end, if any, are listed after the Fund’s portfolio.

Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk in excess of the amount recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates.

Loan Participations and Assignments

Each Fund, except the Harbor Money Market Fund, may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

There were no unfunded loan commitments as of January 31, 2009.

Inflation-Indexed Bonds

Harbor Real Return Fund invests primarily in inflation-indexed bonds. Harbor Bond Fund and Harbor Short Duration Fund also may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

Each Fund, except Harbor Money Market Fund, may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a

Harbor Funds—Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Securities

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed-income securities issued by Fannie Mae and Freddie Mac have more explicit U.S. Government support.

TBA/When-Issued Purchase Commitments

Each Fund may enter into TBA (to be announced) and when-issued purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price for a TBA has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The price of a when-issued security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated.

The Fund holds, and maintains until the settlement date, cash or liquid securities in an amount sufficient to meet the purchase price. TBA and when-issued purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund’s other assets. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Unsettled TBA and when-issued purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above.

Although the Fund will generally enter into TBA and when-issued purchase commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Fund’s subadviser deems it appropriate to do so.

TBA Sale Commitments

Each Fund may enter into TBA sale commitments to hedge portfolio positions or to sell mortgage-backed securities owned under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date on which the commitment was entered.

Short Sales

Each Fund, except Harbor Money Market Fund, may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any

Harbor Funds—Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

accrued interest or dividends, and may be required to pay a premium. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until the Fund replaces the borrowed security, it will maintain in a segregated account or set aside in the Fund’s records cash or liquid securities sufficient to cover its short position. Short sales involve the risk of an unlimited increase in the market price of a security.

Foreign Forward Currency Contracts

Consistent with its investment policies, each Fund, except Harbor High-Yield Bond Fund and Harbor Money Market Fund, may enter into foreign forward currency contracts to facilitate transactions in foreign securities or as a hedge against either specific transactions or portfolio positions. A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service selected by the Adviser. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Trust’s custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. The value of the underlying assets at the time of purchase is required to be at least equal to the repurchase price to protect the Fund in the event of default by the seller.

Borrowings

Harbor Short Duration Fund may enter into reverse repurchase agreements with third party broker-dealers. The Fund may use reverse repurchase agreements to borrow short term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid high-grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of securities bought may decline below the repurchase price of securities sold.

Participation in the U.S. Department of Treasury Temporary Guarantee Program for Money Market Funds

The Harbor Money Market Fund has elected to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”).

The Program seeks to support the net asset value (the “NAV”) of shares held by investors in the Fund as of the close of business on September 19, 2008. The Program is designed to address temporary dislocations in credit markets and intends to protect those assets

Harbor Funds—Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

against loss if the Fund’s NAV falls below $0.995 or if the Fund liquidates its holdings and the NAV at the time of liquidation is less than $1 per share. For each shareholder, the Program covers the lesser of the following two amounts: (1) the number of shares owned on September 19, 2008, or (2) the number of shares owned on the date the Fund’s NAV falls below $1 per share.

Shareholders who enter the Fund after September 19, 2008 are not covered by the Program. Furthermore, shareholders whose balance in the Harbor Money Market Fund falls to zero after September 19, 2008 and who subsequently purchase additional shares are likewise not covered by the Program.

The initial term of the Program covered the period from September 19, 2008 through December 18, 2008 and the Program was subsequently extended through April 30, 2009. The Harbor Money Market Fund participated in both the initial term and the Program extension through April 30, 2009. The cost of participation in the initial and extended term of the Program was 0.01% and 0.015%, respectively, of the Fund’s NAV on September 19, 2008. The cost to participate in the Program is an expense that will be borne by the Fund. The Fund’s adviser, Harbor Capital Advisors, Inc. (the “Adviser”), is a frequent investor in the Fund and has elected to reimburse the Fund for its pro-rata share of the Program cost. If the Program is further extended, the Fund will consider whether to participate. Participation in additional extensions of the Program will require additional payment by the Fund.

New Accounting Pronouncements

Disclosures about Credit Derivatives and Certain Guarantees

Effective with this filing, the Funds have adopted FASB Staff Position No. FAS 133-1 and FIN 45-4, ‘Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB interpretation No. 45’ (the “Position”). The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (1) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (2) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (3) the fair value of the credit derivative, and (4) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All disclosures have been updated to incorporate such information for the current period as part of the Portfolios of Investments disclosures within the Swap Agreements table.

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued Financial Accounting Standards Board Statement of Financial Accounting Standards (FAS No. 161), “Disclosures about Derivative Instruments and Hedging Activities.” This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. FAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management does not believe the adoption of FAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures about the use of derivative instruments and hedging items will be required. Such disclosures will be included in the Fund’s semi-annual report dated April 30th, 2009 to shareholders.

Harbor Funds—Fixed Income Funds

NOTES TO FINANCIAL STATEMENTS—Continued

NOTE 2—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2009 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
HARBOR FIXED INCOME FUND
Harbor High-Yield Bond Fund*	$138,721	$3,451	$(4,847)	$(1,396)
Harbor Bond Fund	7,859,053	205,443	(307,939)	(102,496)
Harbor Real Return Fund	137,172	2,161	(2,265)	(104)
Harbor Short Duration Fund*	61,077	626	(6,878)	(6,252)

*	Capital loss carryforwards are available which may reduce taxable income from future net realized gain on investments.

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	1.800.422.1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

312.443.4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

1.800.422.1050

Custodian

State Street Bank & Trust Company

225 Franklin Street

Boston, MA 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Wilmer Cutler Pickering

Hale and Dorr LLP

60 State Street

Boston, MA 02109

03/2009FD.NQ.FIF.0109

Quarterly Schedule of

Portfolio Holdings

January 31, 2009

Harbor Target Retirement Funds

Harbor Target Retirement Income Fund

Harbor Target Retirement 2010 Fund

Harbor Target Retirement 2015 Fund

Harbor Target Retirement 2020 Fund

Harbor Target Retirement 2025 Fund

Harbor Target Retirement 2030 Fund

Harbor Target Retirement 2035 Fund

Harbor Target Retirement 2040 Fund

Harbor Target Retirement 2045 Fund

Harbor Target Retirement 2050 Fund

Harbor Target Retirement Income Fund

PORTFOLIO OF INVESTMENTS—January 31, 2009 (Unaudited)

HARBOR EQUITY FUNDS*—18.9%

Shares		Value (000s)
DOMESTIC EQUITY FUNDS—13.1%
85	Harbor Capital Appreciation Fund	$2
177	Harbor Mid Cap Growth Fund	1
102	Harbor Small Cap Growth Fund	1
525	Harbor Large Cap Value Fund	3
205	Harbor Mid Cap Value Fund	1
89	Harbor Small Cap Value Fund	1

		9

INTERNATIONAL EQUITY FUNDS—5.8%
95	Harbor International Fund	3
192	Harbor International Growth Fund	1

		4

TOTAL EQUITY FUNDS		13

HARBOR FIXED INCOME FUNDS*—47.8%
180	Harbor High-Yield Bond Fund	2
1,868	Harbor Bond Fund	21
1,051	Harbor Real Return Fund	10

		33

HARBOR MONEY MARKET FUNDS*—33.3%
22,758	Harbor Money Market Fund	23

TOTAL HARBOR FUNDS*—100.0% (Cost $70)		69

TOTAL INVESTMENTS—100.0% (Cost $70)		69

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$69

FAIR VALUE MEASUREMENTS#

The following is a summary of the fair valuations according to the inputs used as of January 31, 2009 in valuing the Fund’s assets and liabilities:

Valuation Description	Investments in Securities
Level 1—Quoted Prices	$69
Level 2—Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$69

#	Refer to the Security Valuation section of Note 1 in the accompanying Notes to Portfolios of Investments for more information on valuation inputs and their aggregation into levels used in this table.

*	The Target Retirement Income Fund is investing in Institutional Class shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

2

Harbor Target Retirement 2010 Fund

PORTFOLIO OF INVESTMENTS—January 31, 2009 (Unaudited)

HARBOR EQUITY FUNDS*—29.4%

Shares		Value (000s)
DOMESTIC EQUITY FUNDS—19.1%
125	Harbor Capital Appreciation Fund	$3
257	Harbor Mid Cap Growth Fund	1
149	Harbor Small Cap Growth Fund	1
760	Harbor Large Cap Value Fund	4
292	Harbor Mid Cap Value Fund	2
128	Harbor Small Cap Value Fund	2

		13

INTERNATIONAL EQUITY FUNDS—10.3%
137	Harbor International Fund	5
277	Harbor International Growth Fund	2

		7

TOTAL EQUITY FUNDS		20

HARBOR STRATEGIC MARKET FUNDS*—1.5%
245	Harbor Commodity Real Return Strategy Fund	1

HARBOR FIXED INCOME FUNDS*—48.5%
434	Harbor High-Yield Bond Fund	4
1,834	Harbor Bond Fund	21
842	Harbor Real Return Fund	8

		33

HARBOR MONEY MARKET FUNDS*—20.6%
14,489	Harbor Money Market Fund	14

TOTAL HARBOR FUNDS*—100.0% (Cost $70)		68

TOTAL INVESTMENTS—100.0% (Cost $70)		68

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$68

FAIR VALUE MEASUREMENTS#

The following is a summary of the fair valuations according to the inputs used as of January 31, 2009 in valuing the Fund’s assets and liabilities:

Valuation Description	Investments in Securities
Level 1—Quoted Prices	$68
Level 2—Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$68

#	Refer to the Security Valuation section of Note 1 in the accompanying Notes to Portfolios of Investments for more information on valuation inputs and their aggregation into levels used in this table.

*	The Target Retirement 2010 Fund is investing in Institutional Class shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor Target Retirement 2015 Fund

PORTFOLIO OF INVESTMENTS—January 31, 2009 (Unaudited)

HARBOR EQUITY FUNDS*—34.3%

Shares		Value (000s)
DOMESTIC EQUITY FUNDS—20.9%
145	Harbor Capital Appreciation Fund	$3
299	Harbor Mid Cap Growth Fund	1
173	Harbor Small Cap Growth Fund	1
883	Harbor Large Cap Value Fund	5
339	Harbor Mid Cap Value Fund	2
149	Harbor Small Cap Value Fund	2

		14

INTERNATIONAL EQUITY FUNDS—13.4%
159	Harbor International Fund	6
322	Harbor International Growth Fund	3

		9

TOTAL EQUITY FUNDS		23

HARBOR STRATEGIC MARKET FUNDS*—3.0%
366	Harbor Commodity Real Return Strategy Fund	2

HARBOR FIXED INCOME FUNDS*—47.8%
612	Harbor High-Yield Bond Fund	6
1,799	Harbor Bond Fund	20
699	Harbor Real Return Fund	6

		32

HARBOR MONEY MARKET FUNDS*—14.9%
10,311	Harbor Money Market Fund	10

TOTAL HARBOR FUNDS*—100.0% (Cost $70)		67

TOTAL INVESTMENTS—100.0% (Cost $70)		67

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$67

FAIR VALUE MEASUREMENTS#

The following is a summary of the fair valuations according to the inputs used as of January 31, 2009 in valuing the Fund’s assets and liabilities:

Valuation Description	Investments in Securities
Level 1—Quoted Prices	$67
Level 2—Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$67

#	Refer to the Security Valuation section of Note 1 in the accompanying Notes to Portfolios of Investments for more information on valuation inputs and their aggregation into levels used in this table.

*	The Target Retirement 2015 Fund is investing in Institutional Class shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

4

Harbor Target Retirement 2020 Fund

PORTFOLIO OF INVESTMENTS—January 31, 2009 (Unaudited)

HARBOR EQUITY FUNDS*—39.7%

Shares		Value (000s)
DOMESTIC EQUITY FUNDS—26.5%
167	Harbor Capital Appreciation Fund	$4
344	Harbor Mid Cap Growth Fund	3
199	Harbor Small Cap Growth Fund	1
1,015	Harbor Large Cap Value Fund	6
390	Harbor Mid Cap Value Fund	2
171	Harbor Small Cap Value Fund	2

		18

INTERNATIONAL EQUITY FUNDS—13.2%
183	Harbor International Fund	6
370	Harbor International Growth Fund	3

		9

TOTAL EQUITY FUNDS		27

HARBOR STRATEGIC MARKET FUNDS*—4.4%
491	Harbor Commodity Real Return Strategy Fund	3

HARBOR FIXED INCOME FUNDS*—45.6%
708	Harbor High-Yield Bond Fund	6
1,770	Harbor Bond Fund	20
584	Harbor Real Return Fund	5

		31

HARBOR MONEY MARKET FUNDS*—10.3%
6,910	Harbor Money Market Fund	7

TOTAL HARBOR FUNDS*—100.0% (Cost $71)		68

TOTAL INVESTMENTS—100.0% (Cost $71)		68

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$68

FAIR VALUE MEASUREMENTS#

The following is a summary of the fair valuations according to the inputs used as of January 31, 2009 in valuing the Fund’s assets and liabilities:

Valuation Description	Investments in Securities
Level 1—Quoted Prices	$68
Level 2—Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$68

#	Refer to the Security Valuation section of Note 1 in the accompanying Notes to Portfolios of Investments for more information on valuation inputs and their aggregation into levels used in this table.

*	The Target Retirement 2020 Fund is investing in Institutional Class shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

5

Harbor Target Retirement 2025 Fund

PORTFOLIO OF INVESTMENTS—January 31, 2009 (Unaudited)

HARBOR EQUITY FUNDS*—48.5%

Shares		Value (000s)
DOMESTIC EQUITY FUNDS—31.8%
205	Harbor Capital Appreciation Fund	$5
422	Harbor Mid Cap Growth Fund	2
245	Harbor Small Cap Growth Fund	2
1,247	Harbor Large Cap Value Fund	7
479	Harbor Mid Cap Value Fund	3
210	Harbor Small Cap Value Fund	2

		21

INTERNATIONAL EQUITY FUNDS—16.7%
225	Harbor International Fund	8
455	Harbor International Growth Fund	3

		11

TOTAL EQUITY FUNDS		32

HARBOR STRATEGIC MARKET FUNDS*—6.1%
603	Harbor Commodity Real Return Strategy Fund	4

HARBOR FIXED INCOME FUNDS*—40.9%
757	Harbor High-Yield Bond Fund	7
1,512	Harbor Bond Fund	17
353	Harbor Real Return Fund	3

		27

HARBOR MONEY MARKET FUNDS*—4.5%
3,395	Harbor Money Market Fund	3

TOTAL HARBOR FUNDS*—100.0% (Cost $70)		66

TOTAL INVESTMENTS—100.0% (Cost $70)		66

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$66

FAIR VALUE MEASUREMENTS#

The following is a summary of the fair valuations according to the inputs used as of January 31, 2009 in valuing the Fund’s assets and liabilities:

Valuation Description	Investments in Securities
Level 1—Quoted Prices	$66
Level 2—Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$66

#	Refer to the Security Valuation section of Note 1 in the accompanying Notes to Portfolios of Investments for more information on valuation inputs and their aggregation into levels used in this table.

*	The Target Retirement 2025 Fund is investing in Institutional Class shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

6

Harbor Target Retirement 2030 Fund

PORTFOLIO OF INVESTMENTS—January 31, 2009 (Unaudited)

HARBOR EQUITY FUNDS*—60.7%

Shares		Value (000s)
DOMESTIC EQUITY FUNDS—39.2%
299	Harbor Capital Appreciation Fund	$7
611	Harbor Mid Cap Growth Fund	3
356	Harbor Small Cap Growth Fund	2
1,807	Harbor Large Cap Value Fund	10
703	Harbor Mid Cap Value Fund	5
308	Harbor Small Cap Value Fund	4

		31

INTERNATIONAL EQUITY FUNDS—21.5%
331	Harbor International Fund	12
667	Harbor International Growth Fund	5

		17

TOTAL EQUITY FUNDS		48

HARBOR STRATEGIC MARKET FUNDS*—5.1%
708	Harbor Commodity Real Return Strategy Fund	4

HARBOR FIXED INCOME FUNDS*—34.2%
935	Harbor High-Yield Bond Fund	8
1,529	Harbor Bond Fund	17
242	Harbor Real Return Fund	2

		27

TOTAL HARBOR FUNDS*—100.0% (Cost $84)		79

TOTAL INVESTMENTS—100.0% (Cost $84)		79

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$79

FAIR VALUE MEASUREMENTS#

The following is a summary of the fair valuations according to the inputs used as of January 31, 2009 in valuing the Fund’s assets and liabilities:

Valuation Description	Investments in Securities
Level 1—Quoted Prices	$79
Level 2—Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$79

#	Refer to the Security Valuation section of Note 1 in the accompanying Notes to Portfolios of Investments for more information on valuation inputs and their aggregation into levels used in this table.

*	The Target Retirement 2030 Fund is investing in Institutional Class shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

7

Harbor Target Retirement 2035 Fund

PORTFOLIO OF INVESTMENTS—January 31, 2009 (Unaudited)

HARBOR EQUITY FUNDS*—69.2%

Shares		Value (000s)
DOMESTIC EQUITY FUNDS—44.6%
290	Harbor Capital Appreciation Fund	$7
592	Harbor Mid Cap Growth Fund	3
346	Harbor Small Cap Growth Fund	2
1,751	Harbor Large Cap Value Fund	10
680	Harbor Mid Cap Value Fund	4
298	Harbor Small Cap Value Fund	3

		29

INTERNATIONAL EQUITY FUNDS—24.6%
321	Harbor International Fund	11
647	Harbor International Growth Fund	5

		16

TOTAL EQUITY FUNDS		45

HARBOR STRATEGIC MARKET FUNDS*—4.6%
472	Harbor Commodity Real Return Strategy Fund	3

HARBOR FIXED INCOME FUNDS*—26.2%
675	Harbor High-Yield Bond Fund	6
914	Harbor Bond Fund	10
94	Harbor Real Return Fund	1

		17

TOTAL HARBOR FUNDS*—100.0% (Cost $71)		65

TOTAL INVESTMENTS—100.0% (Cost $71)		65

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$65

FAIR VALUE MEASUREMENTS#

The following is a summary of the fair valuations according to the inputs used as of January 31, 2009 in valuing the Fund’s assets and liabilities:

Valuation Description	Investments in Securities
Level 1—Quoted Prices	$65
Level 2—Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$65

#	Refer to the Security Valuation section of Note 1 in the accompanying Notes to Portfolios of Investments for more information on valuation inputs and their aggregation into levels used in this table.

*	The Target Retirement 2035 Fund is investing in Institutional Class shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

8

Harbor Target Retirement 2040 Fund

PORTFOLIO OF INVESTMENTS—January 31, 2009 (Unaudited)

HARBOR EQUITY FUNDS*—80.0%

Shares		Value (000s)
DOMESTIC EQUITY FUNDS—52.3%
327	Harbor Capital Appreciation Fund	$8
676	Harbor Mid Cap Growth Fund	3
392	Harbor Small Cap Growth Fund	3
1,995	Harbor Large Cap Value Fund	11
767	Harbor Mid Cap Value Fund	5
336	Harbor Small Cap Value Fund	4

		34

INTERNATIONAL EQUITY FUNDS—27.7%
360	Harbor International Fund	13
728	Harbor International Growth Fund	5

		18

TOTAL EQUITY FUNDS		52

HARBOR STRATEGIC MARKET FUNDS*—4.6%
482	Harbor Commodity Real Return Strategy Fund	3

HARBOR FIXED INCOME FUNDS*—15.4%
483	Harbor High-Yield Bond Fund	4
575	Harbor Bond Fund	6

		10

TOTAL HARBOR FUNDS*—100.0% (Cost $71)		65

TOTAL INVESTMENTS—100.0% (Cost $71)		65

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$65

FAIR VALUE MEASUREMENTS#

The following is a summary of the fair valuations according to the inputs used as of January 31, 2009 in valuing the Fund’s assets and liabilities:

Valuation Description	Investments in Securities
Level 1—Quoted Prices	$65
Level 2—Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$65

#	Refer to the Security Valuation section of Note 1 in the accompanying Notes to Portfolios of Investments for more information on valuation inputs and their aggregation into levels used in this table.

*	The Target Retirement 2040 Fund is investing in Institutional Class shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

9

Harbor Target Retirement 2045 Fund

PORTFOLIO OF INVESTMENTS—January 31, 2009 (Unaudited)

HARBOR EQUITY FUNDS*—89.2%

Shares		Value (000s)
DOMESTIC EQUITY FUNDS—58.4%
371	Harbor Capital Appreciation Fund	$9
756	Harbor Mid Cap Growth Fund	4
442	Harbor Small Cap Growth Fund	3
2,239	Harbor Large Cap Value Fund	12
870	Harbor Mid Cap Value Fund	6
381	Harbor Small Cap Value Fund	4

		38

INTERNATIONAL EQUITY FUNDS—30.8%
411	Harbor International Fund	14
827	Harbor International Growth Fund	6

		20

TOTAL EQUITY FUNDS		58

HARBOR STRATEGIC MARKET FUNDS*—3.1%
352	Harbor Commodity Real Return Strategy Fund	2

HARBOR FIXED INCOME FUNDS*—7.7%
206	Harbor High-Yield Bond Fund	2
245	Harbor Bond Fund	3

		5

TOTAL HARBOR FUNDS*—100.0% (Cost $72)		65

TOTAL INVESTMENTS—100.0% (Cost $72)		65

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$65

FAIR VALUE MEASUREMENTS#

The following is a summary of the fair valuations according to the inputs used as of January 31, 2009 in valuing the Fund’s assets and liabilities:

Valuation Description	Investments in Securities
Level 1—Quoted Prices	$65
Level 2—Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$65

#	Refer to the Security Valuation section of Note 1 in the accompanying Notes to Portfolios of Investments for more information on valuation inputs and their aggregation into levels used in this table.

*	The Target Retirement 2045 Fund is investing in Institutional Class shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

10

Harbor Target Retirement 2050 Fund

PORTFOLIO OF INVESTMENTS—January 31, 2009 (Unaudited)

HARBOR EQUITY FUNDS*—89.2%

Shares		Value (000s)
DOMESTIC EQUITY FUNDS—58.1%
424	Harbor Capital Appreciation Fund	$10
865	Harbor Mid Cap Growth Fund	4
506	Harbor Small Cap Growth Fund	4
2,560	Harbor Large Cap Value Fund	14
994	Harbor Mid Cap Value Fund	6
435	Harbor Small Cap Value Fund	5

		43

INTERNATIONAL EQUITY FUNDS—31.1%
470	Harbor International Fund	16
946	Harbor International Growth Fund	7

		23

TOTAL EQUITY FUNDS		66

HARBOR STRATEGIC MARKET FUNDS*—2.7%
402	Harbor Commodity Real Return Strategy Fund	2

HARBOR FIXED INCOME FUNDS*—8.1%
236	Harbor High-Yield Bond Fund	3
280	Harbor Bond Fund	3

		6

TOTAL HARBOR FUNDS*—100.0% (Cost $82)		74

TOTAL INVESTMENTS—100.0% (Cost $82)		74

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$74

FAIR VALUE MEASUREMENTS#

The following is a summary of the fair valuations according to the inputs used as of January 31, 2009 in valuing the Fund’s assets and liabilities:

Valuation Description	Investments in Securities
Level 1—Quoted Prices	$74
Level 2—Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$74

#	Refer to the Security Valuation section of Note 1 in the accompanying Notes to Portfolios of Investments for more information on valuation inputs and their aggregation into levels used in this table.

*	The Target Retirement 2050 Fund is investing in Institutional Class shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

11

Harbor Funds—Target Retirement Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2009 (Unaudited)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. The Target Retirement Funds are invested in the Institutional Class shares of the underlying affiliated Harbor Funds and are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less, for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the Fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs are used in situations where quoted prices or observable inputs are not available. Significant unobservable inputs reflect the Funds’ determination of assumptions that market participants might reasonably use in valuing the securities.

For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

Investment Transactions

Purchases and sales of the underlying Harbor Funds are accounted for on the trade date. Income and capital gain distributions to be received are recorded on the ex-dividend date.

Related Parties

The Target Retirement Funds do not invest in the underlying Harbor Funds for the purpose of exercising management or control; however, investments by the Target Retirement Funds may represent a significant portion of an underlying Harbor Funds’ net assets. At January 31, 2009, each Target Retirement Fund held less than 25% of the outstanding shares of any underlying Harbor Fund.

NOTE 2—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2009 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
Harbor Target Retirement Income Fund	$70	$—	$(1)	$(1)
Harbor Target Retirement 2010 Fund	70	—	(2)	(2)
Harbor Target Retirement 2015 Fund	70	—	(3)	(3)
Harbor Target Retirement 2020 Fund	71	—	(3)	(3)
Harbor Target Retirement 2025 Fund	70	—	(4)	(4)
Harbor Target Retirement 2030 Fund	84	—	(5)	(5)
Harbor Target Retirement 2035 Fund	71	—	(6)	(6)
Harbor Target Retirement 2040 Fund	71	—	(6)	(6)
Harbor Target Retirement 2045 Fund	72	—	(7)	(7)
Harbor Target Retirement 2050 Fund	82	—	(8)	(8)

12

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	1.800.422.1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

312.443.4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

1.800.422.1050

Custodian

State Street Bank & Trust Company

225 Franklin Street

Boston, MA 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Wilmer Cutler Pickering

Hale and Dorr LLP

60 State Street

Boston, MA 02109

03/2009	FD.NQ.T.0109